UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2015 to August 31, 2015

Item 1.    Schedule of Investments.
  Attached hereto.

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† - 18.9%
United States Treasury Bill
0.00% due 10/22/151	$42,000,000	$41,999,916
0.00% due 09/17/151	32,276,600	32,276,697
Total U.S. Government Securities
(Cost $74,273,529)		74,276,613

	Face
	Amount	Value
CORPORATE BONDS†† - 80.1%
Financial - 45.4%
Bank of America Corp.
1.50% due 10/09/15	5,222,000	5,226,011
3.70% due 09/01/15	4,035,000	4,035,000
5.30% due 09/30/15	2,862,000	2,871,370
5.25% due 12/01/15	2,078,000	2,077,871
General Electric Capital Corp.
2.25% due 11/09/15	7,620,000	7,646,136
1.00% due 12/11/15	4,186,000	4,195,690
4.38% due 09/21/15	1,265,000	1,267,539
Royal Bank of Scotland Group plc
2.55% due 09/18/15	6,862,000	6,865,946
3.95% due 09/21/15	4,059,000	4,065,831
Morgan Stanley
5.38% due 10/15/15	4,900,000	4,927,308
3.45% due 11/02/15	4,848,000	4,870,378
JPMorgan Chase & Co.
5.15% due 10/01/15	5,046,000	5,063,298
1.10% due 10/15/15	4,392,000	4,395,162
Canadian Imperial Bank of Commerce
2.35% due 12/11/15	5,693,000	5,721,357
0.90% due 10/01/15	3,495,000	3,496,450
Royal Bank of Canada
2.63% due 12/15/15	3,756,000	3,778,701
0.80% due 10/30/15	3,098,000	3,100,283
0.63% due 12/04/15	1,877,000	1,877,077
Goldman Sachs Group, Inc.
1.60% due 11/23/15	8,522,000	8,539,929
BBVA US Senior SAU
4.66% due 10/09/15	8,500,000	8,528,559
Bank of Nova Scotia
0.75% due 10/09/15	4,150,000	4,152,050
2.05% due 10/07/15	4,112,000	4,118,374
American Express Credit Corp.
2.75% due 09/15/15	6,459,000	6,463,399
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13% due 10/13/15	6,015,000	6,027,024
Eksportfinans ASA
2.00% due 09/15/15	4,313,000	4,309,765
Bear Stearns Companies LLC
5.30% due 10/30/15	4,074,000	4,104,323
Bank of Montreal
0.80% due 11/06/15	4,013,000	4,015,384
BB&T Corp.
5.20% due 12/23/15	3,809,000	3,859,134
American International Group, Inc.
5.05% due 10/01/15	3,821,000	3,833,961

	Face
	Amount	Value
CORPORATE BONDS†† - 80.1% (continued)
Financial - 45.4% (continued)
American Express Centurion Bank
0.88% due 11/13/15	$3,800,000	$3,802,049
PNC Funding Corp.
5.25% due 11/15/15	3,009,000	3,035,404
4.25% due 09/21/15	572,000	573,056
Capital One Financial Corp.
1.00% due 11/06/15	3,441,000	3,442,456
Citigroup, Inc.
4.59% due 12/15/15	3,307,000	3,341,972
Prudential Financial, Inc.
4.75% due 09/17/15	2,873,000	2,875,993
Aon Corp.
3.50% due 09/30/15	2,863,000	2,868,337
ACE INA Holdings, Inc.
2.60% due 11/23/15	2,826,000	2,836,886
Santander Holdings USA, Inc.
3.00% due 09/24/15	2,829,000	2,832,890
Manulife Financial Corp.
3.40% due 09/17/15	2,773,000	2,776,034
Aegon N.V.
4.63% due 12/01/15	2,660,000	2,685,382
Host Hotels & Resorts, LP
6.00% due 11/01/20	1,911,000	1,976,975
Omega Healthcare Investors, Inc.
6.75% due 10/15/22	1,863,000	1,937,520
First Horizon National Corp.
5.38% due 12/15/15	1,911,000	1,931,364
Jefferies Group LLC
3.88% due 11/09/15	1,894,000	1,900,896
Dresdner Bank AG
7.25% due 09/15/15	1,806,000	1,809,151
Berkshire Hathaway Finance Corp.
2.45% due 12/15/15	1,235,000	1,242,174
MetLife, Inc.
4.37% due 09/15/23	1,110,000	1,177,491
Transatlantic Holdings, Inc.
5.75% due 12/14/15	850,000	861,539
Ameriprise Financial, Inc.
5.65% due 11/15/15	747,000	754,608
Bank of New York Mellon Corp.
0.70% due 10/23/15	685,000	685,129
Metropolitan Life Global Funding I
2.50% due 09/29/15	300,000	300,462
Total Financial		179,081,078
Consumer, Non-cyclical - 11.1%
AbbVie, Inc.
1.20% due 11/06/15	12,619,000	12,628,590
Procter & Gamble Co.
3.15% due 09/01/15	1,691,000	1,691,000
4.85% due 12/15/15	1,514,000	1,532,809
1.80% due 11/15/15	1,315,000	1,318,708

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 80.1% (continued)
Consumer, Non-cyclical - 11.1% (continued)
Altria Group, Inc.
4.13% due 09/11/15	$4,111,000	$4,114,256
UnitedHealth Group, Inc.
0.85% due 10/15/15	3,003,000	3,004,375
Anthem, Inc.
1.25% due 09/10/15	2,913,000	2,911,733
Coca-Cola Co.
1.50% due 11/15/15	2,681,000	2,687,193
Medtronic, Inc.
4.75% due 09/15/15	2,652,000	2,655,599
Diageo Finance BV
5.30% due 10/28/15	2,507,000	2,524,950
Celgene Corp.
2.45% due 10/15/15	2,508,000	2,513,187
Kroger Co.
3.90% due 10/01/15	2,311,000	2,316,505
McKesson Corp.
0.95% due 12/04/15	2,064,000	2,064,076
Medco Health Solutions, Inc.
2.75% due 09/15/15	1,931,000	1,932,220
Total Consumer, Non-cyclical		43,895,201
Energy - 6.7%
BP Capital Markets plc
3.13% due 10/01/15	6,657,000	6,671,140
0.70% due 11/06/15	4,191,000	4,192,203
Shell International Finance BV
0.63% due 12/04/152	3,144,000	3,145,537
3.25% due 09/22/15	1,911,000	1,913,910
Total Capital S.A.
3.13% due 10/02/15	4,929,000	4,939,696
Marathon Oil Corp.
0.90% due 11/01/15	3,596,000	3,595,015
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50% due 11/15/20	1,935,000	1,809,225
Total Energy		26,266,726
Communications - 5.2%
Amazon.com, Inc.
0.65% due 11/27/15	3,372,000	3,372,873
Orange S.A.
2.13% due 09/16/15	3,357,000	3,358,769
AT&T, Inc.
0.80% due 12/01/15	3,105,000	3,104,705
Cox Communications, Inc.
5.50% due 10/01/15	2,539,000	2,548,608
Walt Disney Co.
0.45% due 12/01/15	2,492,000	2,492,391
Verizon Communications, Inc.
0.70% due 11/02/15	2,267,000	2,266,986
Telecom Italia Capital S.A.
5.25% due 10/01/15	2,094,000	2,099,235
eBay, Inc.
1.63% due 10/15/15	1,050,000	1,051,041
Total Communications		20,294,608
Industrial - 3.7%
General Electric Co.
0.85% due 10/09/15	6,895,000	6,897,593

	Face
	Amount	Value
CORPORATE BONDS†† - 80.1% (continued)
Industrial - 3.7% (continued)
Eaton Corp.
0.95% due 11/02/15	$3,023,000	$3,023,822
Caterpillar Financial Services Corp.
0.70% due 11/06/15	2,400,000	2,401,447
John Deere Capital Corp.
0.70% due 09/04/15	1,194,000	1,194,010
Precision Castparts Corp.
0.70% due 12/20/15	925,000	925,357
Total Industrial		14,442,229
Technology - 3.3%
Hewlett-Packard Co.
2.13% due 09/13/15	4,442,000	4,443,671
2.20% due 12/01/15	3,137,000	3,146,809
Microsoft Corp.
1.63% due 09/25/15	5,398,000	5,402,545
Total Technology		12,993,025
Consumer, Cyclical - 3.3%
Costco Wholesale Corp.
0.65% due 12/07/15	3,629,000	3,630,680
Ford Motor Credit Company LLC
5.63% due 09/15/15	3,600,000	3,605,681
Wal-Mart Stores, Inc.
1.50% due 10/25/15	3,311,000	3,317,046
Lowe's Companies, Inc.
5.00% due 10/15/15	2,389,000	2,401,499
Total Consumer, Cyclical		12,954,906
Utilities - 0.7%
Entergy Corp.
3.63% due 09/15/15	1,483,000	1,484,285
Duke Energy Carolinas LLC
5.30% due 10/01/15	866,000	869,278
NextEra Energy Capital Holdings, Inc.
7.88% due 12/15/15	587,000	598,287
Total Utilities		2,951,850
Basic Materials - 0.7%
Rio Tinto Finance USA Ltd.
1.88% due 11/02/15	1,936,000	1,939,251
Potash Corporation of Saskatchewan, Inc.
3.75% due 09/30/15	705,000	706,380
Plum Creek Timberlands, LP
5.88% due 11/15/15	95,000	95,910
Total Basic Materials		2,741,541
Total Corporate Bonds
(Cost $315,830,788)		315,621,164

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.1349%	2,590,656	$2,590,656
Total Securities Lending Collateral
(Cost $2,590,656)	2,590,656
Total Investments - 99.7%
(Cost $392,694,973)	$392,488,433
Other Assets & Liabilities, net - 0.3%	1,191,493
Total Net Assets - 100.0%	$393,679,926

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Zero coupon bond.
2	All or portion of this security is on loan at August 31, 2015 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 47.8%
Bank of America Corp.
6.50% due 08/01/16	$8,515,000	$8,917,240
3.75% due 07/12/16	4,970,000	5,077,904
6.05% due 05/16/16	4,315,000	4,453,041
3.63% due 03/17/16	4,295,000	4,357,424
5.63% due 10/14/16	2,600,000	2,717,840
1.25% due 01/11/16	2,287,000	2,290,035
5.75% due 08/15/16	1,479,000	1,536,990
1.35% due 11/21/16	900,000	898,928
JPMorgan Chase & Co.
3.15% due 07/05/16	11,622,000	11,831,683
3.45% due 03/01/16	8,888,000	9,001,180
2.60% due 01/15/16	5,458,000	5,494,061
1.13% due 02/26/16	2,732,000	2,736,032
Goldman Sachs Group, Inc.
3.63% due 02/07/16	11,614,000	11,747,189
5.35% due 01/15/16	7,918,000	8,044,751
5.75% due 10/01/16	3,802,000	3,982,614
General Electric Capital Corp.
2.95% due 05/09/16	4,961,000	5,039,746
1.00% due 01/08/16	4,439,000	4,446,280
1.50% due 07/12/16	3,971,000	3,998,920
5.38% due 10/20/16	3,140,000	3,288,814
3.35% due 10/17/16	3,170,000	3,255,194
5.00% due 01/08/16	1,953,000	1,983,426
Citigroup, Inc.
3.95% due 06/15/16	3,438,000	3,518,178
1.25% due 01/15/16	3,198,000	3,201,991
1.70% due 07/25/16	2,710,000	2,723,851
5.30% due 01/07/16	2,624,000	2,663,780
5.85% due 08/02/16	2,300,000	2,396,973
1.30% due 11/15/16	2,262,000	2,260,550
1.30% due 04/01/16	1,351,000	1,353,922
Wells Fargo & Co.
3.68% due 06/15/161	5,980,000	6,116,576
1.25% due 07/20/16	5,519,000	5,541,656
2.63% due 12/15/16	3,122,000	3,184,093
5.13% due 09/15/16	2,467,000	2,567,269
Morgan Stanley
3.80% due 04/29/16	6,100,000	6,213,411
1.75% due 02/25/16	4,045,000	4,062,543
5.75% due 10/18/16	3,850,000	4,040,737
Royal Bank of Canada
2.30% due 07/20/16	3,612,000	3,656,926
1.13% due 07/22/16	2,710,000	2,717,564
2.88% due 04/19/16	2,167,000	2,197,472
1.45% due 09/09/16	1,351,000	1,359,106
0.85% due 03/08/16	1,351,000	1,353,199
Toronto-Dominion Bank
2.38% due 10/19/16	3,802,000	3,858,022
2.50% due 07/14/16	3,442,000	3,491,289
1.50% due 09/09/16	2,087,000	2,099,276
BNP Paribas S.A.
3.60% due 02/23/16	6,287,000	6,369,102
1.25% due 12/12/16	2,749,000	2,749,088
American Express Credit Corp.
2.80% due 09/19/16	5,764,000	5,863,003
1.30% due 07/29/16	3,198,000	3,208,438

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 47.8% (continued)
Bank of Nova Scotia
2.90% due 03/29/16	$3,260,000	$3,303,984
1.10% due 12/13/16	2,765,000	2,764,920
1.38% due 07/15/16	1,725,000	1,734,696
0.95% due 03/15/162	900,000	901,939
SunTrust Banks, Inc.
3.60% due 04/15/16	4,020,000	4,079,239
3.50% due 01/20/17	3,420,000	3,507,036
Nomura Holdings, Inc.
2.00% due 09/13/16	4,153,000	4,181,473
4.13% due 01/19/16	2,797,000	2,829,040
Deutsche Bank AG
3.25% due 01/11/16	5,856,000	5,903,006
PNC Bank North America
1.30% due 10/03/16	1,900,000	1,905,165
1.15% due 11/01/16	1,700,000	1,698,190
0.80% due 01/28/16	1,500,000	1,500,771
Eksportfinans ASA
2.38% due 05/25/16	2,782,000	2,785,477
5.50% due 05/25/16	2,235,000	2,292,194
Barclays Bank plc
5.00% due 09/22/16	4,708,000	4,893,425
HSBC Finance Corp.
5.50% due 01/19/16	4,503,000	4,582,793
MetLife, Inc.
6.75% due 06/01/16	4,129,000	4,315,829
Capital One Financial Corp.
6.15% due 09/01/16	2,275,000	2,380,130
3.15% due 07/15/16	1,852,000	1,883,653
US Bancorp
2.20% due 11/15/16	2,121,000	2,150,412
3.44% due 02/01/16	2,031,000	2,049,701
Wells Fargo Bank North America
5.75% due 05/16/16	3,000,000	3,103,683
5.60% due 03/15/162	1,000,000	1,025,869
PNC Funding Corp.
2.70% due 09/19/16	3,993,000	4,049,313
MUFG Union Bank North America
5.95% due 05/11/16	1,950,000	2,011,873
3.00% due 06/06/16	1,600,000	1,625,976
1.50% due 09/26/16	400,000	401,233
Bank of America North America
1.13% due 11/14/16	3,500,000	3,493,263
Bank of Montreal
1.30% due 07/15/16	3,360,000	3,376,992
Fifth Third Bancorp
3.63% due 01/25/16	3,333,000	3,369,033
BB&T Corp.
3.20% due 03/15/16	2,419,000	2,444,404
3.95% due 04/29/16	810,000	826,178
Royal Bank of Scotland plc
4.38% due 03/16/16	3,198,000	3,255,167
Bank of New York Mellon Corp.
2.30% due 07/28/16	2,027,000	2,056,045
2.50% due 01/15/16	1,091,000	1,098,897

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 47.8% (continued)
Abbey National Treasury Services plc
4.00% due 04/27/16	$2,982,000	$3,043,095
State Street Corp.
2.88% due 03/07/16	2,986,000	3,021,049
UBS AG/Stamford CT
5.88% due 07/15/16	2,877,000	2,982,623
Svenska Handelsbanken AB
3.13% due 07/12/16	2,900,000	2,957,391
Wachovia Corp.
5.63% due 10/15/16	2,742,000	2,874,685
Sumitomo Mitsui Banking Corp.
0.90% due 01/18/16	1,800,000	1,801,105
1.45% due 07/19/16	1,000,000	1,003,701
ORIX Corp.
5.00% due 01/12/16	2,262,000	2,292,263
Branch Banking & Trust Co.
1.05% due 12/01/16	1,000,000	998,952
1.45% due 10/03/16	900,000	904,082
1.00% due 04/03/17	324,000	322,505
JPMorgan Chase Bank North America
5.88% due 06/13/16	2,100,000	2,178,473
Lloyds Bank plc
4.88% due 01/21/16	2,009,000	2,041,624
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	2,000,000	1,996,858
Countrywide Financial Corp.
6.25% due 05/15/16	1,841,000	1,902,048
Credit Suisse USA, Inc.
5.38% due 03/02/162	1,807,000	1,847,995
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	1,807,000	1,810,412
Berkshire Hathaway, Inc.
2.20% due 08/15/16	1,174,000	1,190,126
KeyBank North America/Cleveland OH
5.45% due 03/03/16	1,000,000	1,022,508
Comerica Bank
5.75% due 11/21/16	952,000	1,001,381
Santander Holdings USA, Inc.
4.63% due 04/19/16	908,000	927,991
Vesey Street Investment Trust I
4.40% due 09/01/161	900,000	926,009
Air Lease Corp.
4.50% due 01/15/16	900,000	909,225
Canadian Imperial Bank of Commerce
1.35% due 07/18/16	900,000	904,232
Ventas Realty, LP
1.55% due 09/26/16	900,000	901,883
American Express Co.
5.50% due 09/12/16	814,000	850,091
ERP Operating, LP
5.13% due 03/15/16	811,000	828,059
Huntington National Bank
1.30% due 11/20/16	750,000	749,008

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 47.8% (continued)
Allied World Assurance Company Holdings Ltd.
7.50% due 08/01/16	$704,000	$$741,698
Aon Corp.
3.13% due 05/27/16	690,000	701,175
HCP, Inc.
3.75% due 02/01/16	692,000	699,735
Prudential Financial, Inc.
3.00% due 05/12/16	623,000	631,343
Simon Property Group, LP
2.80% due 01/30/17	533,000	543,005
Total Financial		335,154,636
Consumer, Non-cyclical - 12.8%
Coca-Cola Co.
1.80% due 09/01/16	5,004,000	5,058,093
0.75% due 11/01/16	2,167,000	2,168,073
Amgen, Inc.
2.50% due 11/15/16	3,005,000	3,050,087
2.30% due 06/15/16	1,361,000	1,374,326
Express Scripts Holding Co.
3.13% due 05/15/16	4,247,000	4,303,375
Diageo Capital plc
0.63% due 04/29/16	2,774,000	2,771,622
5.50% due 09/30/16	1,351,000	1,416,020
Mondelez International, Inc.
4.13% due 02/09/16	4,035,000	4,090,678
Merck & Company, Inc.
2.25% due 01/15/16	2,530,000	2,545,982
0.70% due 05/18/16	1,361,000	1,363,227
PepsiCo, Inc.
2.50% due 05/10/16	2,454,000	2,487,171
0.70% due 02/26/16	1,361,000	1,362,580
Sanofi
2.63% due 03/29/16	3,724,000	3,769,692
Wyeth LLC
5.50% due 02/15/16	3,687,000	3,768,391
Procter & Gamble Co.
1.45% due 08/15/16	3,266,000	3,292,213
0.75% due 11/04/162	440,000	440,024
Kellogg Co.
4.45% due 05/30/16	2,386,000	2,445,939
1.88% due 11/17/16	1,080,000	1,087,824
Philip Morris International, Inc.
2.50% due 05/16/16	3,376,000	3,418,433
Stryker Corp.
2.00% due 09/30/16	3,072,000	3,100,529
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,942,000	2,944,948
Western Union Co.
5.93% due 10/01/16	2,373,000	2,478,103
Becton Dickinson and Co.
1.75% due 11/08/16	2,334,000	2,344,216
Allergan Incorporated/United States
5.75% due 04/01/16	2,167,000	2,221,058
UnitedHealth Group, Inc.
5.38% due 03/15/16	2,167,000	2,219,606

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 12.8% (continued)
Anheuser-Busch InBev Finance, Inc.
0.80% due 01/15/16	$2,167,000	$2,168,924
Tyson Foods, Inc.
6.60% due 04/01/16	1,846,000	1,904,051
Baxter International, Inc.
0.95% due 06/01/16	1,856,000	1,853,441
ConAgra Foods, Inc.
1.30% due 01/25/16	1,823,000	1,823,855
Danaher Corp.
2.30% due 06/23/16	1,791,000	1,812,745
Gilead Sciences, Inc.
3.05% due 12/01/16	1,542,000	1,580,326
Johnson & Johnson
2.15% due 05/15/16	1,542,000	1,559,970
Bottling Group LLC
5.50% due 04/01/16	1,449,000	1,489,684
McKesson Corp.
3.25% due 03/01/16	1,268,000	1,281,548
1.29% due 03/10/17	163,000	162,363
Mylan, Inc.
1.35% due 11/29/16	1,378,000	1,366,108
Bunge Limited Finance Corp.
4.10% due 03/15/16	1,183,000	1,200,394
Reynolds American, Inc.
3.50% due 08/04/163	1,174,000	1,195,132
Unilever Capital Corp.
2.75% due 02/10/16	1,000,000	1,010,399
Dr Pepper Snapple Group, Inc.
2.90% due 01/15/16	981,000	988,571
Medtronic, Inc.
2.63% due 03/15/16	960,000	969,353
Anheuser-Busch InBev Worldwide, Inc.
2.88% due 02/15/16	900,000	909,325
St. Jude Medical, Inc.
2.50% due 01/15/16	900,000	905,476
Beam Suntory, Inc.
5.38% due 01/15/16	25,000	25,410
Total Consumer, Non-cyclical		89,729,285
Communications - 10.9%
AT&T, Inc.
2.95% due 05/15/16	5,164,000	5,230,006
2.40% due 08/15/16	4,666,000	4,722,104
0.90% due 02/12/16	2,200,000	2,200,994
Verizon Communications, Inc.
2.50% due 09/15/16	6,414,000	6,507,222
2.00% due 11/01/16	2,416,000	2,434,944
Cisco Systems, Inc.
5.50% due 02/22/16	7,350,000	7,522,115
Telefonica Emisiones SAU
6.42% due 06/20/16	3,445,000	3,579,024
3.99% due 02/16/16	3,443,000	3,484,523
America Movil SAB de CV
2.38% due 09/08/16	6,400,000	6,475,200

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 10.9% (continued)
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.50% due 03/01/16	$$2,671,000	$2,702,811
3.13% due 02/15/16	2,641,000	2,665,234
Orange S.A.
2.75% due 09/14/16	3,370,000	3,425,268
Walt Disney Co.
5.63% due 09/15/16	1,642,000	1,724,791
1.35% due 08/16/16	1,634,000	1,645,289
Viacom, Inc.
6.25% due 04/30/16	3,238,000	3,346,855
Embarq Corp.
7.08% due 06/01/16	2,722,000	2,819,856
Deutsche Telekom International Finance BV
5.75% due 03/23/16	2,679,000	2,749,476
Omnicom Group, Inc.
5.90% due 04/15/16	2,155,000	2,214,058
Google, Inc.
2.13% due 05/19/16	2,072,000	2,097,324
Comcast Corp.
4.95% due 06/15/162	1,950,000	2,014,013
Thomson Reuters Corp.
0.88% due 05/23/16	1,906,000	1,904,708
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	1,856,000	1,883,218
NBCUniversal Media LLC
2.88% due 04/01/16	1,807,000	1,828,630
British Telecommunications plc
1.63% due 06/28/16	1,150,000	1,155,113
Total Communications		76,332,776
Consumer, Cyclical - 8.0%
Ford Motor Credit Company LLC
8.00% due 12/15/16	4,100,000	4,423,523
4.21% due 04/15/16	4,201,000	4,273,450
3.98% due 06/15/16	2,700,000	2,753,166
1.70% due 05/09/16	2,500,000	2,507,440
2.50% due 01/15/16	2,000,000	2,009,764
Toyota Motor Credit Corp.
2.00% due 09/15/16	4,347,000	4,400,655
0.80% due 05/17/16	1,852,000	1,855,324
2.80% due 01/11/16	1,498,000	1,510,228
Home Depot, Inc.
5.40% due 03/01/16	6,890,000	7,056,882
Wal-Mart Stores, Inc.
2.80% due 04/15/16	2,370,000	2,404,616
0.60% due 04/11/16	2,362,000	2,363,396
American Honda Finance Corp.
1.13% due 10/07/16	3,515,000	3,523,942
CVS Health Corp.
1.20% due 12/05/16	2,583,000	2,584,638
General Motors Financial Co., Inc.
2.75% due 05/15/16	2,444,000	2,462,452

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 8.0% (continued)
Johnson Controls, Inc.
5.50% due 01/15/16	$2,228,000	$2,266,654
Target Corp.
5.88% due 07/15/16	2,002,000	2,091,908
PACCAR Financial Corp.
1.15% due 08/16/16	1,856,000	1,862,966
Mohawk Industries, Inc.
6.13% due 01/15/16	1,583,000	1,612,466
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	1,309,000	1,380,070
Lowe's Companies, Inc.
5.40% due 10/15/16	1,263,000	1,325,694
Carnival Corp.
1.20% due 02/05/16	1,091,000	1,091,724
Total Consumer, Cyclical		55,760,958
Energy - 6.4%
BP Capital Markets plc
3.20% due 03/11/16	3,626,000	3,669,335
2.25% due 11/01/16	3,035,000	3,072,249
Anadarko Petroleum Corp.
5.95% due 09/15/16	4,788,000	4,997,355
Occidental Petroleum Corp.
4.13% due 06/01/16	2,350,000	2,409,932
2.50% due 02/01/16	1,051,000	1,059,265
ONEOK Partners, LP
3.25% due 02/01/16	2,864,000	2,878,953
Total Capital International S.A.
0.75% due 01/25/16	1,807,000	1,808,953
1.00% due 08/12/16	900,000	902,436
Shell International Finance BV
0.90% due 11/15/16	2,667,000	2,673,273
Transocean, Inc.
5.55% due 12/15/16	2,598,000	2,614,887
Total Capital S.A.
2.30% due 03/15/16	2,529,000	2,552,505
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	2,424,000	2,541,969
TransCanada PipeLines Ltd.
0.75% due 01/15/16	2,458,000	2,457,678
Enterprise Products Operating LLC
3.20% due 02/01/16	2,369,000	2,388,549
Halliburton Co.
1.00% due 08/01/16	2,366,000	2,365,328
Kinder Morgan Finance Company LLC
5.70% due 01/05/162	1,829,000	1,853,214
Marathon Petroleum Corp.
3.50% due 03/01/16	1,455,000	1,472,844
Chevron Corp.
0.89% due 06/24/16	1,266,000	1,268,889
Kinder Morgan Energy Partners, LP
3.50% due 03/01/16	1,129,000	1,141,356
SESI LLC
7.13% due 12/15/21	564,000	565,500

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 6.4% (continued)
Statoil ASA
1.80% due 11/23/16	$$440,000	$443,863
Total Energy		45,138,333
Technology - 5.5%
International Business Machines Corp.
1.95% due 07/22/16	4,700,000	4,757,631
2.00% due 01/05/16	4,010,000	4,031,337
0.45% due 05/06/16	1,600,000	1,597,842
Hewlett-Packard Co.
3.00% due 09/15/16	4,413,000	4,489,327
3.30% due 12/09/16	3,037,000	3,103,067
2.65% due 06/01/16	2,201,000	2,225,477
Oracle Corp.
5.25% due 01/15/16	4,488,000	4,566,316
Apple, Inc.
0.45% due 05/03/16	3,938,000	3,943,104
Intel Corp.
1.95% due 10/01/16	3,378,000	3,421,738
Texas Instruments, Inc.
2.38% due 05/16/16	2,752,000	2,786,945
Microsoft Corp.
2.50% due 02/08/16	1,800,000	1,816,807
Xerox Corp.
6.40% due 03/15/16	1,470,000	1,512,580
Pitney Bowes, Inc.
4.75% due 01/15/16	260,000	264,342
Total Technology		38,516,513
Industrial - 5.3%
Thermo Fisher Scientific, Inc.
2.25% due 08/15/16	3,344,000	3,373,023
3.20% due 03/01/16	3,132,000	3,160,482
John Deere Capital Corp.
2.25% due 06/07/16	2,006,000	2,029,902
1.85% due 09/15/16	1,455,000	1,470,983
1.05% due 10/11/16	1,179,000	1,180,502
1.05% due 12/15/16	900,000	901,042
0.75% due 01/22/162	900,000	900,767
Caterpillar Financial Services Corp.
2.05% due 08/01/16	2,262,000	2,288,305
1.00% due 11/25/16	1,401,000	1,401,622
Masco Corp.
6.13% due 10/03/16	2,412,000	2,516,874
3M Co.
1.38% due 09/29/16	2,431,000	2,450,618
Norfolk Southern Corp.
5.75% due 01/15/16	1,962,000	1,996,278
Boeing Capital Corp.
2.13% due 08/15/16	1,766,000	1,788,188
Xylem, Inc.
3.55% due 09/20/16	1,712,000	1,749,049
Caterpillar, Inc.
5.70% due 08/15/16	1,567,000	1,640,586
L-3 Communications Corp.
3.95% due 11/15/16	1,444,000	1,481,687
Lafarge S.A.
6.50% due 07/15/16	1,354,000	1,418,992

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 5.3% (continued)
Lockheed Martin Corp.
2.13% due 09/15/16	$1,378,000	$1,393,837
Waste Management, Inc.
2.60% due 09/01/16	1,349,000	1,369,177
Boeing Co.
3.75% due 11/20/16	1,302,000	1,348,514
General Dynamics Corp.
2.25% due 07/15/16	1,091,000	1,105,166
CRH America, Inc.
6.00% due 09/30/16	137,000	144,831
Total Industrial		37,110,425
Basic Materials - 1.6%
Rio Tinto Finance USA plc
1.38% due 06/17/16	2,925,000	2,931,944
EI du Pont de Nemours & Co.
5.25% due 12/15/16	2,753,000	2,899,664
Ecolab, Inc.
3.00% due 12/08/16	2,543,000	2,593,173
Barrick Gold Corp.
2.90% due 05/30/16	1,325,000	1,335,250
Dow Chemical Co.
2.50% due 02/15/16	1,310,000	1,318,546
Total Basic Materials		11,078,577
Utilities - 0.8%
Sempra Energy
6.50% due 06/01/16	1,823,000	1,891,940

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Utilities - 0.8% (continued)
Southern Co.
1.95% due 09/01/16	$1,373,000	$1,385,533
Duke Energy Corp.
2.15% due 11/15/16	1,361,000	1,377,049
Entergy Corp.
4.70% due 01/15/17	1,174,000	1,206,596
Total Utilities		5,861,118
Total Corporate Bonds
(Cost $693,723,011)		694,682,621

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.1346%	2,168,438	$2,168,438
Total Securities Lending Collateral
(Cost $2,168,438)	2,168,438
Total Investments - 99.4%
(Cost $695,891,449)	$696,851,059
Other Assets & Liabilities, net - 0.6%	4,368,600
Total Net Assets - 100.0%	$701,219,659

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at August 31, 2015 – See Note 4.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,195,132 (cost $1,196,537), or 0.2% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

4	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 46.7%
Citigroup, Inc.
6.13% due 11/21/17	$8,871,000	$9,667,996
4.45% due 01/10/17	7,131,000	7,407,447
1.85% due 11/24/17	5,485,000	5,488,176
6.00% due 08/15/17	4,459,000	4,814,605
1.55% due 08/14/17	4,473,000	4,460,556
5.50% due 02/15/17	3,009,000	3,170,388
1.35% due 03/10/17	2,929,000	2,920,456
Bank of America Corp.
5.75% due 12/01/17	9,840,000	10,650,293
6.40% due 08/28/17	7,033,000	7,643,196
6.00% due 09/01/17	5,110,000	5,514,446
3.88% due 03/22/17	2,764,000	2,858,783
1.70% due 08/25/17	2,085,000	2,086,585
5.70% due 05/02/17	1,900,000	2,011,401
5.42% due 03/15/17	1,300,000	1,368,101
Morgan Stanley
5.45% due 01/09/17	7,197,000	7,572,575
4.75% due 03/22/17	6,540,000	6,862,998
5.95% due 12/28/17	6,200,000	6,758,936
6.25% due 08/28/17	4,000,000	4,350,660
5.55% due 04/27/17	3,700,000	3,931,713
General Electric Capital Corp.
5.63% due 09/15/17	8,302,000	8,981,361
2.30% due 04/27/17	6,293,000	6,397,011
5.40% due 02/15/17	3,528,000	3,736,011
2.90% due 01/09/17	3,255,000	3,334,318
1.60% due 11/20/17	2,467,000	2,464,753
1.25% due 05/15/17	1,776,000	1,778,216
2.45% due 03/15/17	1,479,000	1,503,384
Wells Fargo & Co.
5.63% due 12/11/17	8,620,000	9,386,395
1.40% due 09/08/17	4,940,000	4,934,487
2.10% due 05/08/17	4,664,000	4,719,399
1.15% due 06/02/17	1,973,000	1,968,452
Royal Bank of Canada
1.20% due 09/19/17	6,725,000	6,706,708
1.20% due 01/23/17	3,602,000	3,609,240
1.25% due 06/16/17	3,355,000	3,348,672
1.40% due 10/13/17	2,594,000	2,587,655
JPMorgan Chase & Co.
1.35% due 02/15/17	6,916,000	6,910,246
2.00% due 08/15/17	6,509,000	6,553,867
6.13% due 06/27/17	1,873,000	2,011,201
Deutsche Bank AG
6.00% due 09/01/17	6,679,000	7,219,244
1.40% due 02/13/17	3,460,000	3,448,323
1.35% due 05/30/17	3,455,000	3,432,415
Goldman Sachs Group, Inc.
6.25% due 09/01/17	6,856,000	7,453,055
5.63% due 01/15/17	5,880,000	6,176,070
Bear Stearns Companies LLC
6.40% due 10/02/17	7,385,000	8,061,510
5.55% due 01/22/17	4,326,000	4,552,064
UBS AG/Stamford CT
5.88% due 12/20/17	6,133,000	6,692,201
1.38% due 08/14/17	4,000,000	3,987,956

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 46.7% (continued)
Bank of America North America
5.30% due 03/15/17	$5,300,000	$5,584,286
1.25% due 02/14/17	3,000,000	3,016,260
6.10% due 06/15/17	1,500,000	1,612,088
Bank of Nova Scotia
2.55% due 01/12/17	3,749,000	3,817,749
1.38% due 12/18/17	2,973,000	2,957,689
1.25% due 04/11/17	2,961,000	2,954,216
American Express Credit Corp.
1.13% due 06/05/17	4,934,000	4,896,294
2.38% due 03/24/17	4,737,000	4,810,604
BNP Paribas S.A.
2.38% due 09/14/17	5,702,000	5,772,979
1.38% due 03/17/17	3,383,000	3,381,278
Bank of Montreal
2.50% due 01/11/17	3,672,000	3,738,324
1.30% due 07/14/17	2,961,000	2,958,208
1.40% due 09/11/17	1,676,000	1,677,426
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,003,731
1.10% due 01/30/17	3,500,000	3,501,103
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	3,300,000	3,308,039
1.30% due 01/10/17	3,000,000	2,993,109
1.35% due 07/11/17	1,000,000	995,131
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,315,926
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38% due 01/19/17	6,034,000	6,204,032
Wachovia Corp.
5.75% due 06/15/17	5,537,000	5,957,196
Murray Street Investment Trust I
4.65% due 03/09/171	5,608,000	5,843,586
Credit Suisse NY
1.38% due 05/26/17	5,650,000	5,641,818
Capital One Bank USA North America
1.20% due 02/13/17	3,000,000	2,977,590
1.30% due 06/05/17	2,000,000	1,981,880
PNC Bank North America
1.13% due 01/27/17	2,300,000	2,291,830
4.88% due 09/21/17	2,014,000	2,129,048
5.25% due 01/15/17	300,000	315,461
American Express Co.
6.15% due 08/28/17	4,291,000	4,653,963
Abbey National Treasury Services plc
1.38% due 03/13/17	3,636,000	3,634,466
Branch Banking & Trust Co.
1.00% due 04/03/17	2,757,000	2,744,282
1.35% due 10/01/17	715,000	712,891
US Bancorp
1.65% due 05/15/17	3,255,000	3,274,318
Toronto-Dominion Bank
1.13% due 05/02/17	2,961,000	2,962,057

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 46.7% (continued)
BB&T Corp.
2.15% due 03/22/17	$1,479,000	$1,499,607
1.60% due 08/15/17	1,429,000	1,432,571
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,877,648
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,666,968
Eksportfinans ASA
5.50% due 06/26/17	2,473,000	2,609,213
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,493,037
HSBC USA, Inc.
1.50% due 11/13/17	2,500,000	2,490,518
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,490,015
Royal Bank of Scotland Group plc
1.88% due 03/31/17	2,500,000	2,486,918
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	2,467,000	2,483,820
Air Lease Corp.
5.63% due 04/01/17	2,323,000	2,444,958
Bank of New York Mellon Corp.
2.40% due 01/17/17	1,447,000	1,468,802
1.97% due 06/20/171	888,000	899,659
American Express Centurion Bank
6.00% due 09/13/17	2,000,000	2,171,810
Simon Property Group, LP
2.15% due 09/15/17	1,085,000	1,099,265
2.80% due 01/30/17	1,043,000	1,062,578
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	1,100,000	1,100,656
1.40% due 07/25/17	915,000	912,121
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,010,196
MetLife, Inc.
1.76% due 12/15/17	1,973,000	1,983,457
Wells Fargo Bank North America
6.00% due 11/15/17	1,770,000	1,934,327
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,898,807
NYSE Holdings LLC
2.00% due 10/05/17	1,873,000	1,893,566
Berkshire Hathaway, Inc.
1.90% due 01/31/17	1,776,000	1,797,465
ERP Operating, LP
5.75% due 06/15/17	1,651,000	1,770,960
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,579,000	1,678,453
Capital One Financial Corp.
6.75% due 09/15/17	1,406,000	1,543,476
Prudential Financial, Inc.
6.00% due 12/01/17	1,399,000	1,523,638

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 46.7% (continued)
Private Export Funding Corp.
1.38% due 02/15/17	$1,500,000	$1,513,035
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,486,643
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	1,382,000	1,475,683
Aflac, Inc.
2.65% due 02/15/17	1,429,000	1,458,196
PNC Funding Corp.
5.63% due 02/01/17	1,382,000	1,457,963
ORIX Corp.
3.75% due 03/09/17	1,344,000	1,385,469
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,293,079
BlackRock, Inc.
6.25% due 09/15/17	1,165,000	1,279,295
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,079,277
HCP, Inc.
6.00% due 01/30/17	1,005,000	1,063,392
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	1,033,931
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	1,000,000	998,263
Synchrony Financial
1.88% due 08/15/17	985,000	981,287
Comerica Bank
5.20% due 08/22/17	900,000	955,866
Fifth Third Bancorp
5.45% due 01/15/17	785,000	824,255
Lloyds Bank plc
4.20% due 03/28/17	591,000	615,800
MUFG Union Bank North America
2.13% due 06/16/17	500,000	503,922
Total Financial		423,242,248
Consumer, Non-cyclical - 13.5%
AbbVie, Inc.
1.75% due 11/06/17	9,971,000	9,967,878
Amgen, Inc.
2.13% due 05/15/17	4,743,000	4,791,033
5.85% due 06/01/17	1,959,000	2,105,198
1.25% due 05/22/17	1,935,000	1,930,538
PepsiCo, Inc.
1.25% due 08/13/17	3,967,000	3,972,439
0.95% due 02/22/17	3,465,000	3,463,361
Express Scripts Holding Co.
2.65% due 02/15/17	4,440,000	4,501,134
1.25% due 06/02/17	1,973,000	1,963,751
Diageo Capital plc
5.75% due 10/23/17	3,665,000	3,984,291
1.50% due 05/11/17	1,673,000	1,677,490

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Pfizer, Inc.
1.10% due 05/15/17	$3,873,000	$3,877,210
0.90% due 01/15/17	1,382,000	1,382,850
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,034,000	5,057,005
UnitedHealth Group, Inc.
1.40% due 10/15/17	2,567,000	2,561,582
1.40% due 12/15/17	2,467,000	2,456,547
Johnson & Johnson
5.55% due 08/15/17	2,316,000	2,515,081
1.13% due 11/21/17	2,241,000	2,245,522
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	4,640,000	4,653,888
Philip Morris International, Inc.
1.13% due 08/21/172	2,320,000	2,313,617
1.25% due 11/09/17	1,194,000	1,189,038
1.63% due 03/20/17	888,000	894,406
AstraZeneca plc
5.90% due 09/15/17	3,931,000	4,286,488
General Mills, Inc.
5.70% due 02/15/17	3,108,000	3,301,073
1.40% due 10/20/17	985,000	982,286
Becton Dickinson and Co.
1.80% due 12/15/17	3,794,000	3,793,507
Actavis Funding SCS
1.85% due 03/01/17	1,900,000	1,902,508
1.30% due 06/15/17	1,485,000	1,471,424
Reynolds American, Inc.
2.30% due 08/21/173	1,726,000	1,739,350
6.75% due 06/15/17	1,449,000	1,568,311
Actavis, Inc.
1.88% due 10/01/17	2,989,000	2,979,112
Covidien International Finance S.A.
6.00% due 10/15/17	2,702,000	2,949,414
McKesson Corp.
1.29% due 03/10/17	1,448,000	1,442,338
5.70% due 03/01/17	1,055,000	1,120,767
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,467,000	2,471,285
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,221,000	2,244,356
Kimberly-Clark Corp.
6.13% due 08/01/17	1,937,000	2,115,789
Aetna, Inc.
1.50% due 11/15/17	1,973,000	1,967,310
ADT Corp.
2.25% due 07/15/17	1,901,000	1,903,376
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,806,000	1,815,682
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,776,000	1,761,707
Eli Lilly & Co.
5.20% due 03/15/17	1,400,000	1,487,352

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Hospira, Inc.
6.05% due 03/30/17	$1,282,000	$1,372,049
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,244,486
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,182,000	1,206,586
Kroger Co.
6.40% due 08/15/17	1,055,000	1,148,138
Anthem, Inc.
5.88% due 06/15/17	1,055,000	1,131,197
Wyeth LLC
5.45% due 04/01/17	985,000	1,053,781
Western Union Co.
2.88% due 12/10/17	985,000	1,004,547
Baxter International, Inc.
1.85% due 01/15/17	985,000	990,171
Celgene Corp.
1.90% due 08/15/17	985,000	989,128
AmerisourceBergen Corp.
1.15% due 05/15/17	985,000	978,768
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	400,000	398,990
Total Consumer, Non-cyclical		122,325,135
Communications - 8.8%
AT&T, Inc.
1.70% due 06/01/17	4,455,000	4,452,114
1.60% due 02/15/17	3,337,000	3,338,739
1.40% due 12/01/17	3,355,000	3,321,772
Vodafone Group plc
5.63% due 02/27/17	3,395,000	3,588,752
1.63% due 03/20/172	2,873,000	2,871,216
1.25% due 09/26/17	2,702,000	2,675,834
Cisco Systems, Inc.
1.10% due 03/03/17	5,774,000	5,784,439
3.15% due 03/14/17	2,279,000	2,353,765
Walt Disney Co.
1.10% due 12/01/17	3,902,000	3,887,780
1.13% due 02/15/17	2,861,000	2,871,677
Comcast Corp.
6.30% due 11/15/17	3,542,000	3,904,970
6.50% due 01/15/17	2,170,000	2,324,126
Verizon Communications, Inc.
1.35% due 06/09/17	3,455,000	3,445,260
1.10% due 11/01/17	2,570,000	2,545,827
Time Warner Cable, Inc.
5.85% due 05/01/17	5,348,000	5,675,538
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	3,108,000	3,129,554
Viacom, Inc.
3.50% due 04/01/17	2,323,000	2,371,272
6.13% due 10/05/17	591,000	638,456
Thomson Reuters Corp.
1.30% due 02/23/17	2,382,000	2,373,930
1.65% due 09/29/17	294,000	293,689

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 8.8% (continued)
eBay, Inc.
1.35% due 07/15/17	$2,620,000	$2,583,624
Amazon.com, Inc.
1.20% due 11/29/17	2,270,000	2,256,357
Time Warner Companies, Inc.
7.25% due 10/15/17	1,682,000	1,875,417
Telefonica Emisiones SAU
6.22% due 07/03/17	1,676,000	1,812,755
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,676,000	1,676,471
Symantec Corp.
2.75% due 06/15/17	1,632,000	1,637,281
Qwest Corp.
6.50% due 06/01/17	1,335,000	1,421,775
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,296,946
America Movil SAB de CV
5.63% due 11/15/17	1,139,000	1,235,952
Comcast Cable Communications LLC
8.88% due 05/01/17	947,000	1,061,739
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	990,000	992,342
Total Communications		79,699,369
Energy - 8.3%
Total Capital International S.A.
1.55% due 06/28/17	5,152,000	5,182,742
1.50% due 02/17/17	3,770,000	3,785,321
1.00% due 01/10/17	491,000	490,784
BP Capital Markets plc
1.85% due 05/05/17	4,349,000	4,385,314
1.38% due 11/06/17	3,755,000	3,739,184
Chevron Corp.
1.10% due 12/05/17	6,040,000	6,004,490
1.35% due 11/15/17	2,076,000	2,072,535
Anadarko Petroleum Corp.
6.38% due 09/15/17	4,432,000	4,797,484
Shell International Finance BV
5.20% due 03/22/17	2,226,000	2,362,843
1.13% due 08/21/17	1,923,000	1,920,781
ConocoPhillips Co.
1.05% due 12/15/17	3,567,000	3,532,982
Phillips 66
2.95% due 05/01/17	3,455,000	3,532,015
Kinder Morgan, Inc.
7.00% due 06/15/17	1,973,000	2,120,695
2.00% due 12/01/17	991,000	981,798
Occidental Petroleum Corp.
1.75% due 02/15/17	2,664,000	2,680,517
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	2,650,000	2,645,270
Canadian Natural Resources Ltd.
5.70% due 05/15/17	2,475,000	2,619,337

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 8.3% (continued)
Enterprise Products Operating LLC
6.30% due 09/15/17	$2,324,000	$2,529,948
Transocean, Inc.
3.00% due 10/15/17	2,029,000	1,871,753
Valero Energy Corp.
6.13% due 06/15/17	1,708,000	1,839,214
Marathon Oil Corp.
6.00% due 10/01/17	1,516,000	1,638,385
Cimarex Energy Co.
5.88% due 05/01/22	1,500,000	1,582,500
Apache Corp.
5.63% due 01/15/17	1,444,000	1,540,140
Weatherford International LLC
6.35% due 06/15/17	1,455,000	1,502,460
Exxon Mobil Corp.
0.92% due 03/15/17	1,435,000	1,434,165
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,343,000	1,407,058
EOG Resources, Inc.
5.88% due 09/15/17	1,295,000	1,405,464
Murphy Oil Corp.
2.50% due 12/01/17	1,382,000	1,367,296
Williams Partners Limited Partnership / Williams Partners Finance Corp.
7.25% due 02/01/17	1,120,000	1,197,671
DCP Midstream Operating, LP
2.50% due 12/01/17	1,133,000	1,072,225
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75% due 02/01/22	1,155,000	1,053,938
National Oilwell Varco, Inc.
1.35% due 12/01/17	788,000	781,814
Total Energy		75,078,123
Consumer, Cyclical - 7.6%
Ford Motor Credit Company LLC
3.00% due 06/12/17	4,000,000	4,070,552
6.63% due 08/15/17	3,250,000	3,516,208
1.72% due 12/06/17	3,200,000	3,172,522
4.25% due 02/03/17	2,500,000	2,585,993
1.68% due 09/08/17	2,500,000	2,484,853
1.50% due 01/17/17	2,000,000	1,991,084
1.46% due 03/27/172	400,000	398,329
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,243,000	4,235,799
1.75% due 05/22/17	3,027,000	3,055,932
2.05% due 01/12/17	2,933,000	2,975,332
1.13% due 05/16/17	985,000	985,519
General Motors Financial Company, Inc.
4.75% due 08/15/17	4,193,000	4,349,717
2.63% due 07/10/17	1,726,000	1,741,589
3.00% due 09/25/17	1,000,000	1,005,831
Costco Wholesale Corp.
1.13% due 12/15/17	3,211,000	3,196,473
5.50% due 03/15/17	2,176,000	2,327,197

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 7.6% (continued)
American Honda Finance Corp.
1.55% due 12/11/17	$4,276,000	$4,286,189
1.20% due 07/14/17	800,000	797,353
Target Corp.
5.38% due 05/01/17	4,069,000	4,361,488
Wal-Mart Stores, Inc.
5.38% due 04/05/17	3,190,000	3,414,337
1.00% due 04/21/17	394,000	395,195
CVS Health Corp.
5.75% due 06/01/17	3,450,000	3,701,850
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	2,664,000	2,668,345
McDonald's Corp.
5.80% due 10/15/17	1,559,000	1,696,026
Darden Restaurants, Inc.
6.45% due 10/15/17	1,322,000	1,456,287
Dollar General Corp.
4.13% due 07/15/17	1,282,000	1,326,596
Carnival Corp.
1.88% due 12/15/17	1,085,000	1,084,759
Lowe's Companies, Inc.
1.63% due 04/15/17	985,000	993,274
PACCAR Financial Corp.
1.60% due 03/15/17	856,000	862,540
Total Consumer, Cyclical		69,137,169
Industrial - 5.7%
General Electric Co.
5.25% due 12/06/17	11,189,000	12,070,625
John Deere Capital Corp.
2.80% due 09/18/17	1,782,000	1,839,374
1.55% due 12/15/17	1,479,000	1,486,734
1.20% due 10/10/17	1,479,000	1,476,330
1.40% due 03/15/17	1,429,000	1,438,514
1.13% due 06/12/17	1,300,000	1,298,465
2.00% due 01/13/17	985,000	999,057
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,373,000	2,361,034
1.63% due 06/01/17	1,676,000	1,687,085
1.00% due 03/03/17	1,354,000	1,351,664
1.25% due 08/18/17	985,000	983,327
United Technologies Corp.
1.80% due 06/01/17	3,158,000	3,191,310
5.38% due 12/15/17	2,894,000	3,146,829
Eaton Corp.
1.50% due 11/02/17	2,817,000	2,800,146
General Dynamics Corp.
1.00% due 11/15/17	2,186,000	2,168,027
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	2,173,000	2,161,572
Caterpillar, Inc.
1.50% due 06/26/17	2,023,000	2,032,356
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,763,000	1,935,568
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,923,000	1,923,602

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 5.7% (continued)
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	$1,609,000	$1,720,678
3M Co.
1.00% due 06/26/17	1,579,000	1,584,236
Norfolk Southern Corp.
7.70% due 05/15/17	985,000	1,083,993
ABB Finance USA, Inc.
1.63% due 05/08/17	945,000	948,132
Total Industrial		51,688,658
Technology - 4.9%
International Business Machines Corp.
5.70% due 09/14/17	8,271,000	9,000,924
1.25% due 02/06/17	1,900,000	1,908,960
Intel Corp.
1.35% due 12/15/17	7,607,000	7,598,473
Oracle Corp.
1.20% due 10/15/17	6,478,000	6,455,683
Hewlett-Packard Co.
2.60% due 09/15/17	3,455,000	3,500,098
5.40% due 03/01/17	1,562,000	1,645,228
Apple, Inc.
1.05% due 05/05/17	3,755,000	3,760,482
NetApp, Inc.
2.00% due 12/15/17	2,782,000	2,784,515
Xerox Corp.
6.75% due 02/01/17	1,185,000	1,261,752
2.95% due 03/15/17	1,185,000	1,203,847
Altera Corp.
1.75% due 05/15/17	1,980,000	1,986,932
Microsoft Corp.
0.88% due 11/15/17	1,829,000	1,826,046
Intuit, Inc.
5.75% due 03/15/17	1,125,000	1,192,587
Total Technology		44,125,527
Basic Materials - 2.1%
Rio Tinto Finance USA plc
1.63% due 08/21/17	3,335,000	3,315,813
2.00% due 03/22/17	1,262,000	1,266,796
Freeport-McMoRan, Inc.
2.15% due 03/01/17	2,073,000	1,986,556
2.30% due 11/14/17	1,479,000	1,381,016
Eastman Chemical Co.
2.40% due 06/01/17	2,670,000	2,701,546
Alcoa, Inc.
5.55% due 02/01/17	1,972,000	2,053,345
Nucor Corp.
5.75% due 12/01/17	1,809,000	1,963,357
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	1,297,000	1,327,996
Sherwin-Williams Co.
1.35% due 12/15/17	1,257,000	1,249,782
Monsanto Co.
1.15% due 06/30/17	1,100,000	1,092,605

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 2.1% (continued)
Ecolab, Inc.
1.45% due 12/08/17	$1,085,000	$1,072,717
Total Basic Materials		19,411,529
Utilities - 1.4%
Exelon Generation Company LLC
6.20% due 10/01/17	2,237,000	2,426,769
Duke Energy Corp.
1.63% due 08/15/17	2,290,000	2,297,525
American Electric Power Company, Inc.
1.65% due 12/15/17	2,282,000	2,275,932
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,846,000	2,003,911
Virginia Electric & Power Co.
5.95% due 09/15/172	1,646,000	1,796,788
Sempra Energy
2.30% due 04/01/17	1,429,000	1,447,270

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 1.4% (continued)
American Water Capital Corp.
6.09% due 10/15/17	$496,000	$543,080
Total Utilities		12,791,275
Total Corporate Bonds
(Cost $896,845,326)		897,499,033

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1280%	1,831,320	$1,831,320
Total Securities Lending Collateral
(Cost $1,831,320)		1,831,320
Total Investments - 99.2%
(Cost $898,676,646)		$899,330,353
Other Assets & Liabilities, net - 0.8%		7,592,865
Total Net Assets - 100.0%		$906,923,218

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at August 31, 2015 – See Note 4.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,739,350 (cost $1,731,900), or 0.2% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

4	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.4%
Financial - 43.6%
Bank of America Corp.
6.88% due 04/25/18	$10,725,000	$12,022,188
5.65% due 05/01/18	7,450,000	8,113,325
2.00% due 01/11/18	5,500,000	5,502,640
6.88% due 11/15/18	2,300,000	2,601,355
6.50% due 07/15/18	1,000,000	1,117,322
Goldman Sachs Group, Inc.
6.15% due 04/01/18	8,975,000	9,895,017
5.95% due 01/18/18	6,200,000	6,759,606
2.90% due 07/19/18	5,500,000	5,623,409
2.38% due 01/22/18	4,550,000	4,595,168
JPMorgan Chase & Co.
6.00% due 01/15/18	10,875,000	11,891,083
1.63% due 05/15/18	5,100,000	5,054,998
1.70% due 03/01/18	3,500,000	3,484,093
1.80% due 01/25/18	2,900,000	2,893,049
Morgan Stanley
6.63% due 04/01/18	8,300,000	9,254,043
2.13% due 04/25/18	5,200,000	5,220,878
1.88% due 01/05/18	4,000,000	4,001,796
Citigroup, Inc.
1.80% due 02/05/18	5,500,000	5,477,703
6.13% due 05/15/18	4,805,000	5,302,193
2.50% due 09/26/18	4,000,000	4,038,804
1.75% due 05/01/18	2,500,000	2,478,383
General Electric Capital Corp.
5.63% due 05/01/18	9,125,000	10,026,805
1.63% due 04/02/18	3,750,000	3,747,225
Royal Bank of Canada
2.00% due 10/01/18	4,100,000	4,146,715
2.20% due 07/27/18	4,000,000	4,040,260
1.50% due 01/16/18	2,000,000	1,993,180
Bear Stearns Companies LLC
7.25% due 02/01/18	6,490,000	7,267,723
4.65% due 07/02/18	1,900,000	2,028,668
Credit Suisse NY
1.75% due 01/29/18	5,500,000	5,486,304
6.00% due 02/15/18	2,500,000	2,722,343
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,475,000	3,811,964
2.00% due 08/15/18	2,000,000	2,025,988
1.30% due 05/15/18	1,750,000	1,748,649
HSBC USA, Inc.
1.63% due 01/16/18	4,000,000	3,982,716
2.63% due 09/24/18	1,900,000	1,931,401
1.70% due 03/05/18	1,000,000	994,953
American International Group, Inc.
5.85% due 01/16/18	6,300,000	6,886,561
Lloyds Bank plc
1.75% due 05/14/18	4,000,000	3,975,657
2.30% due 11/27/18	2,600,000	2,617,040
Toronto-Dominion Bank
1.40% due 04/30/18	3,367,000	3,336,761
2.63% due 09/10/18	2,850,000	2,914,667

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Financial - 43.6% (continued)
American Express Co.
7.00% due 03/19/18	$3,175,000	$3,581,352
1.55% due 05/22/18	2,250,000	2,232,635
BNP Paribas S.A.
2.40% due 12/12/18	3,500,000	3,526,628
2.70% due 08/20/18	1,960,000	1,995,108
Wells Fargo & Co.
1.50% due 01/16/18	5,400,000	5,384,857
Bank of Nova Scotia
2.05% due 10/30/18	2,742,000	2,757,605
1.45% due 04/25/18	2,000,000	1,982,560
Deutsche Bank AG
1.88% due 02/13/18	4,500,000	4,480,610
Wachovia Corp.
5.75% due 02/01/18	4,075,000	4,458,519
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,212,019
UBS AG
5.75% due 04/25/18	3,494,000	3,829,200
Capital One North America/Mclean VA
1.65% due 02/05/18	2,500,000	2,469,702
1.50% due 03/22/18	1,250,000	1,233,966
Associates Corporation of North America
6.95% due 11/01/18	2,811,000	3,202,069
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,306,000	2,880,347
5.45% due 02/01/18	250,000	271,990
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,500,000	1,513,248
1.30% due 01/25/18	962,000	957,712
1.35% due 03/06/18	500,000	496,598
Sumitomo Mitsui Banking Corp.
2.50% due 07/19/18	2,100,000	2,133,398
1.75% due 01/16/18	435,000	433,704
1.50% due 01/18/18	250,000	247,809
KeyCorp
2.30% due 12/13/18	2,650,000	2,667,803
HCP, Inc.
6.70% due 01/30/18	2,380,000	2,627,999
BB&T Corp.
2.05% due 06/19/18	1,415,000	1,426,535
1.45% due 01/12/18	1,200,000	1,193,428
State Street Corp.
1.35% due 05/15/18	1,400,000	1,389,374
4.96% due 03/15/18	1,000,000	1,065,037
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70% due 03/19/18	2,250,000	2,237,915
MetLife, Inc.
6.82% due 08/15/18	1,900,000	2,171,191
American Tower Corp.
4.50% due 01/15/18	2,050,000	2,152,414
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,100,000	2,104,353

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Financial - 43.6% (continued)
Svenska Handelsbanken AB
1.63% due 03/21/18	$2,100,000	$2,099,635
Abbey National Treasury Services plc
3.05% due 08/23/18	2,000,000	2,060,924
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,028,036
Simon Property Group, LP
6.13% due 05/30/18	1,810,000	2,014,438
US Bancorp
1.95% due 11/15/18	2,000,000	2,010,836
Barclays plc
2.00% due 03/16/18	2,000,000	1,990,898
Jefferies Group LLC
5.13% due 04/13/18	1,670,000	1,763,002
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,644,578
HBOS plc
6.75% due 05/21/18	1,450,000	1,603,646
Ares Capital Corp.
4.88% due 11/30/18	1,500,000	1,565,424
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,517,208
Chubb Corp.
5.75% due 05/15/18	1,360,000	1,510,197
Bank of Montreal
1.45% due 04/09/18	1,500,000	1,485,491
Voya Financial, Inc.
2.90% due 02/15/18	1,450,000	1,478,290
Fifth Third Bancorp
4.50% due 06/01/18	1,360,000	1,445,902
SunTrust Banks, Inc.
2.35% due 11/01/18	1,400,000	1,407,862
Boston Properties, LP
3.70% due 11/15/18	1,300,000	1,359,105
Discover Bank
2.00% due 02/21/18	1,300,000	1,288,283
Regions Financial Corp.
2.00% due 05/15/18	1,250,000	1,244,238
Fifth Third Bank
1.45% due 02/28/18	1,250,000	1,236,308
Intercontinental Exchange, Inc.
2.50% due 10/15/18	1,200,000	1,220,774
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,200,000	1,204,141
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,200,000	1,199,849
Regions Bank
7.50% due 05/15/18	1,056,000	1,199,328
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,150,683

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Financial - 43.6% (continued)
Capital One Bank USA North America
2.15% due 11/21/18	$1,100,000	$1,092,219
American Express Credit Corp.
2.13% due 07/27/18	1,050,000	1,057,564
Air Lease Corp.
2.13% due 01/15/18	1,000,000	992,500
Santander Holdings USA, Inc.
3.45% due 08/27/18	850,000	875,330
Private Export Funding Corp.
1.88% due 07/15/18	738,000	748,373
Royal Bank of Scotland N.V.
4.65% due 06/04/18	700,000	728,184
Travelers Companies, Inc.
5.80% due 05/15/18	560,000	619,142
Societe Generale S.A.
2.63% due 10/01/18	500,000	508,308
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	500,000	496,725
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	100,000	110,449
Total Financial		310,288,188
Consumer, Non-cyclical - 14.6%
Coca-Cola Co.
1.65% due 11/01/18	3,500,000	3,520,409
1.15% due 04/01/18	2,400,000	2,389,054
1.65% due 03/14/18	1,460,000	1,468,804
PepsiCo, Inc.
5.00% due 06/01/18	3,900,000	4,260,473
7.90% due 11/01/18	2,475,000	2,929,046
Philip Morris International, Inc.
5.65% due 05/16/18	5,555,000	6,122,304
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	5,450,000	6,034,573
Actavis Funding SCS
2.35% due 03/12/18	6,000,000	5,999,113
AbbVie, Inc.
1.80% due 05/14/18	3,500,000	3,478,444
2.00% due 11/06/18	2,400,000	2,394,847
Merck & Company, Inc.
1.10% due 01/31/18	3,150,000	3,137,586
1.30% due 05/18/18	2,100,000	2,090,508
Johnson & Johnson
1.65% due 12/05/18	2,000,000	2,017,930
5.15% due 07/15/18	1,350,000	1,491,502
Kraft Foods Group, Inc.
6.13% due 08/23/18	2,950,000	3,276,808
Sanofi
1.25% due 04/10/18	3,050,000	3,027,046
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,460,000	2,749,712
Baxter International, Inc.
5.38% due 06/01/18	1,550,000	1,698,823
1.85% due 06/15/18	1,000,000	992,578

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Consumer, Non-cyclical - 14.6% (continued)
Eli Lilly & Co.
1.25% due 03/01/18	$2,450,000	$2,443,236
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,325,530
Anthem, Inc.
2.30% due 07/15/18	1,300,000	1,300,675
1.88% due 01/15/18	950,000	945,832
Medtronic, Inc.
1.38% due 04/01/18	2,150,000	2,137,577
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,026,000	2,012,490
Pfizer, Inc.
1.50% due 06/15/18	2,000,000	1,995,288
UnitedHealth Group, Inc.
6.00% due 02/15/18	1,800,000	1,984,014
Altria Group, Inc.
9.70% due 11/10/18	1,600,000	1,969,917
ConAgra Foods, Inc.
1.90% due 01/25/18	1,900,000	1,887,796
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,650,000	1,639,704
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,420,000	1,557,186
Procter & Gamble Co.
1.60% due 11/15/181	1,500,000	1,511,375
Stryker Corp.
1.30% due 04/01/18	1,500,000	1,488,623
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,200,000	1,353,967
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,200,000	1,309,615
CR Bard, Inc.
1.38% due 01/15/18	1,300,000	1,286,169
Zoetis, Inc.
1.88% due 02/01/18	1,200,000	1,193,048
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,130,000	1,147,767
Mylan, Inc.
2.60% due 06/24/18	1,150,000	1,145,846
Humana, Inc.
7.20% due 06/15/18	1,000,000	1,135,592
Mondelez International, Inc.
6.13% due 02/01/18	1,025,000	1,132,845
Biogen, Inc.
6.88% due 03/01/18	1,000,000	1,121,463
Perrigo Company plc
2.30% due 11/08/18	1,100,000	1,098,241
Boston Scientific Corp.
2.65% due 10/01/18	1,000,000	1,007,602
Amgen, Inc.
6.15% due 06/01/18	900,000	1,003,418
Diageo Capital plc
1.13% due 04/29/18	1,000,000	986,564
Pharmacia Corp.
6.50% due 12/01/18	850,000	976,664

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Consumer, Non-cyclical - 14.6% (continued)
Total System Services, Inc.
2.38% due 06/01/18	$900,000	$897,080
Danaher Corp.
5.63% due 01/15/18	800,000	876,216
Kimberly-Clark Corp.
7.50% due 11/01/18	700,000	824,966
Sysco Corp.
5.25% due 02/12/18	600,000	652,781
McKesson Corp.
1.40% due 03/15/18	650,000	641,052
Total Consumer, Non-cyclical		104,069,699
Energy - 8.3%
Shell International Finance BV
1.90% due 08/10/18	3,800,000	3,829,610
2.00% due 11/15/18	3,400,000	3,416,918
Chevron Corp.
1.72% due 06/24/18	4,650,000	4,667,590
1.37% due 03/02/18	2,000,000	1,993,346
BP Capital Markets plc
1.67% due 02/13/18	2,500,000	2,501,300
1.38% due 05/10/18	1,800,000	1,779,822
2.24% due 09/26/18	1,500,000	1,510,329
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,860,000	3,211,214
Total Capital S.A.
2.13% due 08/10/18	3,000,000	3,033,867
Exxon Mobil Corp.
1.31% due 03/06/18	3,000,000	2,999,349
Suncor Energy, Inc.
6.10% due 06/01/18	2,175,000	2,406,933
Nabors Industries, Inc.
6.15% due 02/15/18	2,200,000	2,340,936
Total Capital Canada Ltd.
1.45% due 01/15/18	2,050,000	2,045,773
Transocean, Inc.
6.00% due 03/15/181	2,060,000	1,977,600
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	1,720,000	1,846,929
Energy Transfer Partners, LP
6.70% due 07/01/18	1,453,000	1,594,936
Petro-Canada
6.05% due 05/15/18	1,423,000	1,569,390
Petroleos Mexicanos
5.75% due 03/01/18	1,450,000	1,560,563
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	1,596,000	1,436,400
Marathon Oil Corp.
5.90% due 03/15/18	1,320,000	1,435,054
Southwestern Energy Co.
7.50% due 02/01/18	1,279,000	1,386,371
Baker Hughes, Inc.
7.50% due 11/15/18	1,150,000	1,329,913

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Energy - 8.3% (continued)
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
6.50% due 05/01/18	$1,070,000	$1,177,197
Weatherford International Ltd.
6.00% due 03/15/18	1,100,000	1,112,069
Devon Energy Corp.
2.25% due 12/15/18	1,100,000	1,098,101
Equities Corp.
6.50% due 04/01/18	1,000,000	1,090,585
Spectra Energy Partners, LP
2.95% due 09/25/18	1,000,000	1,011,287
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,000,000	986,737
Spectra Energy Capital LLC
6.20% due 04/15/18	900,000	985,157
ConocoPhillips
5.20% due 05/15/18	786,000	855,632
Occidental Petroleum Corp.
1.50% due 02/15/18	650,000	644,903
Total Energy		58,835,811
Communications - 7.2%
AT&T, Inc.
5.50% due 02/01/18	4,325,000	4,669,897
2.38% due 11/27/18	4,100,000	4,126,507
5.60% due 05/15/18	2,900,000	3,162,824
Verizon Communications, Inc.
3.65% due 09/14/18	5,600,000	5,873,487
6.10% due 04/15/18	1,488,000	1,639,608
5.50% due 02/15/18	1,300,000	1,411,272
Time Warner Cable, Inc.
6.75% due 07/01/18	4,825,000	5,349,332
Vodafone Group plc
1.50% due 02/19/18	2,250,000	2,220,453
4.63% due 07/15/18	2,000,000	2,123,858
Comcast Corp.
5.88% due 02/15/18	2,200,000	2,423,186
5.70% due 05/15/18	1,500,000	1,658,412
Rogers Communications, Inc.
6.80% due 08/15/18	2,700,000	3,045,497
Telefonica Emisiones SAU
3.19% due 04/27/18	2,300,000	2,358,047
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,170,257
Thomson Reuters Corp.
6.50% due 07/15/18	1,380,000	1,548,703
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
1.75% due 01/15/18	1,550,000	1,528,635
Historic TW, Inc.
6.88% due 06/15/18	1,250,000	1,414,768
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,150,000	1,302,611
Expedia, Inc.
7.46% due 08/15/181	1,100,000	1,254,097

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Communications - 7.2% (continued)
Viacom, Inc.
2.50% due 09/01/18	$900,000	$895,223
GTE Corp.
6.84% due 04/15/18	500,000	564,634
Telecom Italia Capital S.A.
7.00% due 06/04/18	400,000	439,000
Total Communications		51,180,308
Consumer, Cyclical - 7.1%
Ford Motor Credit Company LLC
5.00% due 05/15/18	3,950,000	4,208,139
2.38% due 01/16/18	2,750,000	2,746,444
2.88% due 10/01/18	2,000,000	2,017,160
2.15% due 01/09/18	1,600,000	1,594,656
Toyota Motor Credit Corp.
2.00% due 10/24/18	4,000,000	4,011,136
1.38% due 01/10/18	2,150,000	2,146,433
1.45% due 01/12/18	1,500,000	1,500,990
Wal-Mart Stores, Inc.
5.80% due 02/15/18	3,270,000	3,623,892
1.13% due 04/11/18	1,850,000	1,841,194
1.95% due 12/15/18	1,400,000	1,417,297
General Motors Financial Company, Inc.
3.25% due 05/15/18	1,750,000	1,761,118
2.40% due 04/10/18	1,500,000	1,483,235
American Honda Finance Corp.
2.13% due 10/10/18	3,162,000	3,180,564
General Motors Co.
3.50% due 10/02/18	3,100,000	3,151,336
McDonald's Corp.
5.35% due 03/01/18	2,770,000	3,015,693
Home Depot, Inc.
2.25% due 09/10/18	2,800,000	2,858,470
Target Corp.
6.00% due 01/15/18	2,350,000	2,589,714
CVS Health Corp.
2.25% due 12/05/18	2,400,000	2,424,209
Nordstrom, Inc.
6.25% due 01/15/18	1,230,000	1,356,497
Best Buy Company, Inc.
5.00% due 08/01/18	1,050,000	1,115,835
Staples, Inc.
2.75% due 01/12/18	1,100,000	1,108,291
PACCAR Financial Corp.
1.45% due 03/09/18	500,000	498,909
Yum! Brands, Inc.
6.25% due 03/15/18	450,000	492,862
Total Consumer, Cyclical		50,144,074
Technology - 6.1%
International Business Machines Corp.
7.63% due 10/15/18	3,650,000	4,286,070
1.13% due 02/06/18	3,500,000	3,476,473
1.25% due 02/08/18	1,100,000	1,095,589
Apple, Inc.
1.00% due 05/03/18	7,900,000	7,816,071
Oracle Corp.
5.75% due 04/15/18	5,460,000	6,033,109

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Technology - 6.1% (continued)
EMC Corp.
1.88% due 06/01/18	$5,200,000	$5,184,566
Microsoft Corp.
1.63% due 12/06/18	3,100,000	3,115,649
Xerox Corp.
6.35% due 05/15/18	2,210,000	2,435,086
Computer Sciences Corp.
6.50% due 03/15/18	2,105,000	2,322,017
Broadcom Corp.
2.70% due 11/01/18	1,750,000	1,781,219
Hewlett-Packard Co.
5.50% due 03/01/18	1,350,000	1,467,863
Altera Corp.
2.50% due 11/15/18	1,350,000	1,368,569
Texas Instruments, Inc.
1.00% due 05/01/18	1,200,000	1,184,040
Seagate HDD Cayman
3.75% due 11/15/18	1,000,000	1,028,909
Maxim Integrated Products, Inc.
2.50% due 11/15/18	900,000	906,695
Total Technology		43,501,925
Industrial - 4.7%
John Deere Capital Corp.
1.95% due 12/13/18	2,150,000	2,153,655
5.75% due 09/10/18	1,800,000	2,002,937
5.35% due 04/03/18	900,000	988,516
Koninklijke Philips N.V.
5.75% due 03/11/18	3,320,000	3,588,160
Caterpillar, Inc.
7.90% due 12/15/18	2,750,000	3,274,323
Caterpillar Financial Services Corp.
5.45% due 04/15/18	1,300,000	1,427,059
7.05% due 10/01/18	900,000	1,032,782
United Parcel Service, Inc.
5.50% due 01/15/18	2,050,000	2,249,348
Honeywell International, Inc.
5.30% due 03/01/18	1,860,000	2,034,301
Precision Castparts Corp.
1.25% due 01/15/18	1,800,000	1,787,328
Roper Technologies, Inc.
2.05% due 10/01/18	1,650,000	1,639,925
Northrop Grumman Corp.
1.75% due 06/01/18	1,600,000	1,588,381
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,325,000	1,493,108
CSX Corp.
6.25% due 03/15/18	1,320,000	1,466,436
Waste Management, Inc.
6.10% due 03/15/18	1,200,000	1,324,896
CRH America, Inc.
8.13% due 07/15/18	1,100,000	1,279,314
Republic Services, Inc.
3.80% due 05/15/18	1,150,000	1,203,904

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Industrial - 4.7% (continued)
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	$1,035,000	$1,135,018
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	1,050,000	1,047,728
Norfolk Southern Corp.
5.75% due 04/01/18	925,000	1,014,564
Total Industrial		33,731,683
Utilities - 3.5%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,920,000	2,120,418
7.13% due 12/01/18	1,650,000	1,916,302
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,815,000	2,163,298
NiSource Finance Corp.
6.40% due 03/15/18	1,531,000	1,701,841
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,500,000	1,646,952
PECO Energy Co.
5.35% due 03/01/18	1,200,000	1,311,575
FirstEnergy Corp.
2.75% due 03/15/18	1,300,000	1,305,071
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,000,000	1,137,072
Commonwealth Edison Co.
5.80% due 03/15/18	1,020,000	1,124,193
Duke Energy Corp.
2.10% due 06/15/18	1,100,000	1,118,092
Nevada Power Co.
6.50% due 08/01/18	987,000	1,113,207
Northern States Power Co.
5.25% due 03/01/18	985,000	1,070,890
Duke Energy Carolinas LLC
7.00% due 11/15/18	867,000	1,005,124
PacifiCorp
5.65% due 07/15/18	900,000	998,868
Duke Energy Florida LLC
5.65% due 06/15/18	900,000	996,774
Dominion Resources, Inc.
6.40% due 06/15/18	850,000	947,086
Sempra Energy
6.15% due 06/15/18	843,000	941,269
Virginia Electric & Power Co.
5.40% due 04/30/18	820,000	895,848
TransAlta Corp.
6.65% due 05/15/18	750,000	817,618
Southern Co.
2.45% due 09/01/18	800,000	806,522
Total Utilities		25,138,020
Basic Materials - 3.3%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,410,000	3,792,943
Rio Tinto Finance USA plc
2.25% due 12/14/18	3,800,000	3,775,968
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	2,950,000	3,284,863

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Basic Materials - 3.3% (continued)
Freeport-McMoRan, Inc.
2.38% due 03/15/18	$2,900,000	$2,652,050
Dow Chemical Co.
5.70% due 05/15/18	1,650,000	1,815,411
CF Industries, Inc.
6.88% due 05/01/18	1,480,000	1,648,872
Nucor Corp.
5.85% due 06/01/18	1,475,000	1,622,376
Alcoa, Inc.
6.75% due 07/15/18	1,390,000	1,509,888
Barrick North America Finance LLC
6.80% due 09/15/18	950,000	1,035,780
Goldcorp, Inc.
2.13% due 03/15/18	1,050,000	1,034,578
Teck Resources Ltd.
2.50% due 02/01/18	1,000,000	855,480

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Basic Materials - 3.3% (continued)
International Paper Co.
7.95% due 06/15/18	$400,000	$463,696
Total Basic Materials		23,491,905
Total Corporate Bonds
(Cost $702,164,863)		700,381,613

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account 0.1277%	2,097,930	$2,097,930
Total Securities Lending Collateral
(Cost $2,097,930)		2,097,930
Total Investments - 98.7%
(Cost $704,262,793)		$702,479,543
Other Assets & Liabilities, net - 1.3%		9,155,951
Total Net Assets - 100.0%		$711,635,494

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2015 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 40.6%
Morgan Stanley
5.63% due 09/23/19	$3,600,000	$4,005,427
7.30% due 05/13/19	3,350,000	3,925,252
2.38% due 07/23/19	3,700,000	3,700,444
2.50% due 01/24/19	3,350,000	3,382,790
Bank of America Corp.
7.63% due 06/01/19	3,450,000	4,081,746
2.65% due 04/01/19	3,500,000	3,534,762
2.60% due 01/15/19	3,500,000	3,526,467
5.49% due 03/15/19	1,100,000	1,221,954
Goldman Sachs Group, Inc.
7.50% due 02/15/19	3,250,000	3,797,333
2.63% due 01/31/19	3,000,000	3,032,226
2.55% due 10/23/19	2,750,000	2,757,959
Citigroup, Inc.
8.50% due 05/22/19	3,485,000	4,211,695
2.50% due 07/29/19	2,500,000	2,500,828
2.55% due 04/08/19	1,900,000	1,911,586
JPMorgan Chase & Co.
6.30% due 04/23/19	3,250,000	3,688,435
2.20% due 10/22/19	2,600,000	2,580,479
2.35% due 01/28/19	2,000,000	2,010,960
Credit Suisse NY
2.30% due 05/28/19	3,200,000	3,202,914
5.30% due 08/13/19	1,550,000	1,717,850
Barclays Bank plc
2.50% due 02/20/19	2,500,000	2,524,827
6.75% due 05/22/19	1,900,000	2,197,491
Bank of New York Mellon Corp.
2.30% due 09/11/19	2,000,000	2,009,282
2.10% due 01/15/19	1,000,000	1,000,227
2.20% due 05/15/19	950,000	949,634
5.45% due 05/15/19	450,000	501,147
Wells Fargo & Co.
2.15% due 01/15/19	2,000,000	2,005,341
2.13% due 04/22/19	2,000,000	1,999,710
General Electric Capital Corp.
6.00% due 08/07/19	1,750,000	1,997,208
2.30% due 01/14/19	1,650,000	1,668,099
Royal Bank of Canada
2.20% due 09/23/19	2,000,000	2,024,298
2.15% due 03/15/19	1,500,000	1,511,465
Bank of Nova Scotia
2.13% due 09/11/19	2,000,000	2,019,560
2.05% due 06/05/19	1,500,000	1,502,001
Toronto-Dominion Bank
2.25% due 11/05/19	2,000,000	2,008,914
2.13% due 07/02/19	1,500,000	1,499,414
American Express Credit Corp.
2.25% due 08/15/19	2,000,000	1,995,717
2.13% due 03/18/19	1,500,000	1,495,631
Simon Property Group, LP
5.65% due 02/01/20	1,020,000	1,151,058
2.20% due 02/01/19	1,000,000	1,008,937
10.35% due 04/01/19	750,000	943,088
UBS AG/Stamford CT
2.38% due 08/14/19	3,000,000	3,002,349

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 40.6% (continued)
Svenska Handelsbanken AB
2.50% due 01/25/19	$2,750,000	$2,802,978
Deutsche Bank AG
2.50% due 02/13/19	2,550,000	2,564,974
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25% due 01/14/19	2,350,000	2,369,361
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,225,000	2,233,446
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,900,000	2,128,631
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,000,000	2,012,316
Barclays plc
2.75% due 11/08/19	1,950,000	1,945,798
BB&T Corp.
2.25% due 02/01/19	744,000	748,206
6.85% due 04/30/19	500,000	583,739
5.25% due 11/01/19	500,000	551,302
PNC Bank North America
2.20% due 01/28/19	1,250,000	1,259,404
2.25% due 07/02/19	500,000	498,464
HSBC USA, Inc.
2.38% due 11/13/19	1,400,000	1,393,735
2.25% due 06/23/19	350,000	348,692
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	1,000,000	1,004,312
2.25% due 07/25/19	700,000	698,645
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	1,500,000	1,523,250
Bank of Montreal
2.38% due 01/25/19	1,500,000	1,516,536
Lloyds Bank plc
2.35% due 09/05/19	1,500,000	1,503,743
Boston Properties, LP
5.88% due 10/15/19	1,250,000	1,413,148
National City Corp.
6.88% due 05/15/19	1,150,000	1,326,042
Abbey National Treasury Services plc
2.35% due 09/10/19	1,250,000	1,252,146
Private Export Funding Corp.
4.38% due 03/15/19	1,000,000	1,097,249
BlackRock, Inc.
5.00% due 12/10/19	950,000	1,058,579
American Tower Corp.
3.40% due 02/15/19	1,000,000	1,016,896
US Bancorp
2.20% due 04/25/19	1,000,000	1,012,389
Nomura Holdings, Inc.
2.75% due 03/19/19	1,000,000	1,011,720

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 40.6% (continued)
BPCE S.A.
2.50% due 07/15/19	$1,000,000	$1,010,616
BNP Paribas S.A.
2.45% due 03/17/19	1,000,000	1,008,194
SunTrust Banks, Inc.
2.50% due 05/01/19	1,000,000	1,006,605
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	1,000,000	1,003,838
Synchrony Financial
3.00% due 08/15/19	1,000,000	1,002,853
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,000,000	1,002,333
American International Group, Inc.
2.30% due 07/16/19	1,000,000	998,201
Capital One Financial Corp.
2.45% due 04/24/19	1,000,000	991,567
Citizens Bank North America/Providence RI
2.45% due 12/04/19	1,000,000	989,003
MetLife, Inc.
7.72% due 02/15/19	800,000	944,202
Prudential Financial, Inc.
7.38% due 06/15/19	800,000	939,917
Berkshire Hathaway, Inc.
2.10% due 08/14/19	900,000	906,857
Huntington National Bank
2.20% due 04/01/19	900,000	897,764
Capital One North America/Mclean VA
2.40% due 09/05/19	900,000	888,492
Jefferies Group LLC
8.50% due 07/15/191	719,000	856,168
PNC Funding Corp.
6.70% due 06/10/19	700,000	812,531
American Express Co.
8.13% due 05/20/19	650,000	782,528
Air Lease Corp.
3.38% due 01/15/191	770,000	777,700
Health Care REIT, Inc.
4.13% due 04/01/19	600,000	632,979
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	600,000	628,138
Weyerhaeuser Co.
7.38% due 10/01/19	500,000	587,139
TD Ameritrade Holding Corp.
5.60% due 12/01/19	500,000	570,039
Travelers Companies, Inc.
5.90% due 06/02/19	450,000	511,431
Fifth Third Bancorp
2.30% due 03/01/19	500,000	500,478
Lincoln National Corp.
8.75% due 07/01/19	328,000	402,127

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 40.6% (continued)
MUFG Union Bank North America
2.25% due 05/06/19	$400,000	$400,762
Capital One Bank USA North America
8.80% due 07/15/19	315,000	380,135
Realty Income Corp.
6.75% due 08/15/19	274,000	316,589
ACE INA Holdings, Inc.
5.90% due 06/15/19	200,000	226,691
Total Financial		154,658,083
Consumer, Non-cyclical - 15.2%
Pfizer, Inc.
6.20% due 03/15/19	3,550,000	4,037,148
2.10% due 05/15/19	1,750,000	1,759,970
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	3,150,000	3,712,830
6.88% due 11/15/19	1,195,000	1,410,524
Novartis Securities Investment Ltd.
5.13% due 02/10/19	3,450,000	3,833,426
Procter & Gamble Co.
4.70% due 02/15/19	1,730,000	1,905,808
1.90% due 11/01/19	1,000,000	1,005,568
Becton Dickinson and Co.
5.00% due 05/15/19	950,000	1,031,601
2.68% due 12/15/19	1,000,000	1,001,388
6.38% due 08/01/19	700,000	802,402
Amgen, Inc.
2.20% due 05/22/19	1,750,000	1,738,346
5.70% due 02/01/19	985,000	1,093,575
HCA, Inc.
3.75% due 03/15/19	1,750,000	1,763,125
4.25% due 10/15/19	750,000	765,938
Anheuser-Busch InBev Finance, Inc.
2.15% due 02/01/19	1,900,000	1,912,819
General Mills, Inc.
2.20% due 10/21/19	1,000,000	997,660
5.65% due 02/15/19	800,000	889,743
Express Scripts Holding Co.
7.25% due 06/15/19	1,000,000	1,168,591
2.25% due 06/15/19	500,000	494,893
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,450,000	1,608,301
Unilever Capital Corp.
2.20% due 03/06/19	1,000,000	1,011,860
4.80% due 02/15/19	500,000	548,400
UnitedHealth Group, Inc.
1.63% due 03/15/19	950,000	935,229
2.30% due 12/15/19	500,000	501,845
Altria Group, Inc.
9.25% due 08/06/19	1,057,000	1,310,575
Celgene Corp.
2.25% due 05/15/19	1,300,000	1,305,533

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Non-cyclical - 15.2% (continued)
AstraZeneca plc
1.95% due 09/18/19	$1,200,000	$1,192,320
McKesson Corp.
2.28% due 03/15/19	1,100,000	1,102,889
Tyson Foods, Inc.
2.65% due 08/15/19	1,100,000	1,099,033
Reynolds American, Inc.
8.13% due 06/23/192	900,000	1,062,273
Abbott Laboratories
5.13% due 04/01/19	950,000	1,046,555
Johnson & Johnson
1.88% due 12/05/191	1,000,000	1,008,670
Gilead Sciences, Inc.
2.05% due 04/01/19	1,000,000	1,005,496
Mondelez International, Inc.
2.25% due 02/01/19	933,000	932,703
Eli Lilly & Co.
1.95% due 03/15/19	900,000	904,835
Anthem, Inc.
2.25% due 08/15/19	800,000	787,288
7.00% due 02/15/19	100,000	113,347
Bottling Group LLC
5.13% due 01/15/19	800,000	882,689
PepsiCo, Inc.
2.25% due 01/07/19	800,000	810,977
Danaher Corp.
5.40% due 03/01/19	600,000	669,338
Baxter International, Inc.
4.50% due 08/15/19	600,000	648,516
Kellogg Co.
4.15% due 11/15/19	575,000	613,751
Mead Johnson Nutrition Co.
4.90% due 11/01/19	550,000	599,545
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	500,000	544,451
ADT Corp.
4.13% due 04/15/191	500,000	510,000
MasterCard, Inc.
2.00% due 04/01/19	500,000	503,009
Princeton University
4.95% due 03/01/19	450,000	499,330
Philip Morris International, Inc.
1.88% due 01/15/19	500,000	499,248
Bristol-Myers Squibb Co.
1.75% due 03/01/19	500,000	499,038
Actavis Funding SCS
2.45% due 06/15/19	500,000	496,402
Mylan, Inc.
2.55% due 03/28/19	500,000	490,458
Colgate-Palmolive Co.
1.75% due 03/15/19	403,000	404,496

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Kroger Co.
2.30% due 01/15/19	$300,000	$300,048
Total Consumer, Non-cyclical		57,773,803
Energy - 10.9%
Chevron Corp.
4.95% due 03/03/19	1,750,000	1,925,103
2.19% due 11/15/19	800,000	805,248
ConocoPhillips
5.75% due 02/01/19	2,380,000	2,662,699
BP Capital Markets plc
2.24% due 05/10/19	1,400,000	1,402,626
4.75% due 03/10/19	850,000	926,726
Shell International Finance BV
4.30% due 09/22/19	2,000,000	2,161,711
Total Capital International S.A.
2.13% due 01/10/19	1,400,000	1,412,484
2.10% due 06/19/19	600,000	603,345
Exxon Mobil Corp.
1.82% due 03/15/19	1,900,000	1,901,923
Cenovus Energy, Inc.
5.70% due 10/15/19	1,598,000	1,747,964
Devon Energy Corp.
6.30% due 01/15/19	1,550,000	1,735,715
Enterprise Products Operating LLC
2.55% due 10/15/19	1,100,000	1,096,526
6.50% due 01/31/19	550,000	621,995
Kinder Morgan, Inc.
3.05% due 12/01/19	1,500,000	1,477,271
Kinder Morgan Energy Partners, LP
9.00% due 02/01/19	700,000	822,845
2.65% due 02/01/19	650,000	635,066
Husky Energy, Inc.
7.25% due 12/15/19	1,190,000	1,363,908
Weatherford International Ltd.
9.63% due 03/01/19	1,245,000	1,360,315
Halliburton Co.
6.15% due 09/15/19	1,123,000	1,284,901
Noble Energy, Inc.
8.25% due 03/01/19	1,075,000	1,253,878
Hess Corp.
8.13% due 02/15/19	1,069,000	1,246,548
EOG Resources, Inc.
5.63% due 06/01/19	950,000	1,065,544
TransCanada PipeLines Ltd.
7.13% due 01/15/19	910,000	1,056,717
Valero Energy Corp.
9.38% due 03/15/19	800,000	976,062
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
2.60% due 12/15/19	1,000,000	970,655
EQT Corp.
8.13% due 06/01/19	800,000	937,979
Talisman Energy, Inc.
7.75% due 06/01/19	800,000	903,436

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Energy - 10.9% (continued)
Magellan Midstream Partners, LP
6.55% due 07/15/19	$775,000	$878,312
Enbridge Energy Partners, LP
9.88% due 03/01/19	640,000	771,446
Encana Corp.
6.50% due 05/15/19	700,000	766,808
Rowan Companies, Inc.
7.88% due 08/01/19	700,000	752,110
ONEOK Partners, LP
8.63% due 03/01/19	625,000	736,465
Pride International, Inc.
8.50% due 06/15/191	650,000	725,779
Anadarko Petroleum Corp.
8.70% due 03/15/19	600,000	711,597
Spectra Energy Capital LLC
8.00% due 10/01/19	600,000	701,729
SESI LLC
6.38% due 05/01/19	694,000	694,000
Diamond Offshore Drilling, Inc.
5.88% due 05/01/191	450,000	493,068
Total Energy		41,590,504
Communications - 9.5%
Cisco Systems, Inc.
4.95% due 02/15/19	2,550,000	2,800,402
2.13% due 03/01/19	1,700,000	1,713,325
Time Warner Cable, Inc.
8.25% due 04/01/19	2,530,000	2,961,253
8.75% due 02/14/19	1,300,000	1,537,376
AT&T, Inc.
5.80% due 02/15/19	2,450,000	2,713,391
2.30% due 03/11/191	1,200,000	1,195,906
Verizon Communications, Inc.
6.35% due 04/01/19	1,650,000	1,872,555
2.55% due 06/17/19	1,000,000	1,010,116
Orange S.A.
5.38% due 07/08/19	1,700,000	1,890,454
2.75% due 02/06/19	600,000	612,090
Vodafone Group plc
5.45% due 06/10/19	1,400,000	1,534,887
Telefonica Emisiones SAU
5.88% due 07/15/19	1,300,000	1,452,108
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 10/01/19	1,100,000	1,231,819
Walt Disney Co.
1.85% due 05/30/19	800,000	800,241
5.50% due 03/15/19	350,000	393,212
eBay, Inc.
2.20% due 08/01/19	1,200,000	1,176,067
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,000,000	1,140,441
Amazon.com, Inc.
2.60% due 12/05/19	1,000,000	1,013,099
Telecom Italia Capital S.A.
7.18% due 06/18/19	800,000	898,960

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 9.5% (continued)
British Telecommunications plc
2.35% due 02/14/19	$900,000	$897,776
Omnicom Group, Inc.
6.25% due 07/15/19	778,000	886,012
America Movil SAB de CV
5.00% due 10/16/19	800,000	876,104
Comcast Corp.
5.70% due 07/01/19	750,000	846,716
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	800,000	800,887
21st Century Fox America, Inc.
6.90% due 03/01/19	700,000	800,175
Time Warner, Inc.
2.10% due 06/01/19	800,000	790,117
CBS Corp.
2.30% due 08/15/19	700,000	692,856
Viacom, Inc.
5.63% due 09/15/19	600,000	655,331
Thomson Reuters Corp.
4.70% due 10/15/19	600,000	652,416
Discovery Communications LLC
5.63% due 08/15/19	500,000	550,965
Total Communications		36,397,057
Industrial - 6.3%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	1,050,000	1,221,945
2.10% due 06/09/19	800,000	800,586
2.25% due 12/01/19	600,000	602,681
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,000,000	1,139,618
1.95% due 03/01/19	500,000	500,504
Lockheed Martin Corp.
4.25% due 11/15/19	1,250,000	1,355,827
L-3 Communications Corp.
5.20% due 10/15/19	1,250,000	1,339,639
United Technologies Corp.
6.13% due 02/01/19	1,150,000	1,306,750
United Parcel Service, Inc.
5.13% due 04/01/19	1,100,000	1,224,973
FedEx Corp.
8.00% due 01/15/19	1,000,000	1,192,805
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,150,000	1,148,396
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,050,000	1,144,078
Deere & Co.
4.38% due 10/16/19	1,000,000	1,082,733
Republic Services, Inc.
5.50% due 09/15/19	950,000	1,057,881
John Deere Capital Corp.
2.25% due 04/17/19	500,000	504,386
2.30% due 09/16/19	500,000	502,806
Boeing Co.
6.00% due 03/15/19	800,000	905,459

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Industrial - 6.3% (continued)
Norfolk Southern Corp.
5.90% due 06/15/19	$800,000	$904,243
Honeywell International, Inc.
5.00% due 02/15/19	800,000	887,680
Boeing Capital Corp.
4.70% due 10/27/19	750,000	830,358
Emerson Electric Co.
4.88% due 10/15/19	750,000	828,271
Canadian National Railway Co.
5.55% due 03/01/19	700,000	782,443
Northrop Grumman Corp.
5.05% due 08/01/19	700,000	764,427
Amphenol Corp.
2.55% due 01/30/19	730,000	737,938
3M Co.
1.63% due 06/15/19	500,000	499,624
CSX Corp.
7.38% due 02/01/19	400,000	464,655
Roper Technologies, Inc.
6.25% due 09/01/19	100,000	112,926
Total Industrial		23,843,632
Technology - 4.8%
Oracle Corp.
5.00% due 07/08/19	2,650,000	2,926,731
2.25% due 10/08/19	2,250,000	2,262,031
2.38% due 01/15/19	1,500,000	1,523,331
International Business Machines Corp.
8.38% due 11/01/19	1,300,000	1,627,590
1.95% due 02/12/191	500,000	502,179
1.88% due 05/15/19	400,000	396,394
Apple, Inc.
2.10% due 05/06/19	2,400,000	2,427,792
Hewlett-Packard Co.
2.75% due 01/14/19	1,400,000	1,410,926
Xerox Corp.
5.63% due 12/15/19	900,000	991,558
2.75% due 03/15/19	400,000	401,730
CA, Inc.
5.38% due 12/01/19	1,200,000	1,312,850
Microsoft Corp.
4.20% due 06/01/19	950,000	1,032,960
Texas Instruments, Inc.
1.65% due 08/03/19	800,000	789,473
Xilinx, Inc.
2.13% due 03/15/19	510,000	507,427
Total Technology		18,112,972
Consumer, Cyclical - 4.3%
Ford Motor Credit Company LLC
2.60% due 11/04/19	1,500,000	1,478,732
2.38% due 03/12/19	1,250,000	1,235,833
Toyota Motor Credit Corp.
2.13% due 07/18/19	1,457,000	1,459,660
2.10% due 01/17/19	1,200,000	1,207,238
Costco Wholesale Corp.
1.70% due 12/15/19	1,300,000	1,283,965
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	1,250,000	1,252,388

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Cyclical - 4.3% (continued)
Home Depot, Inc.
2.00% due 06/15/19	$1,100,000	$1,104,239
CVS Health Corp.
2.25% due 08/12/19	800,000	804,839
6.60% due 03/15/19	200,000	229,355
Target Corp.
2.30% due 06/26/19	1,000,000	1,015,252
General Motors Financial Company, Inc.
3.50% due 07/10/19	1,000,000	1,009,017
Mattel, Inc.
2.35% due 05/06/19	900,000	895,937
Lowe's Companies, Inc.
4.63% due 04/15/20	800,000	877,814
American Honda Finance Corp.
2.25% due 08/15/19	850,000	853,145
Marriott International, Inc.
3.00% due 03/01/19	800,000	814,586
Wal-Mart Stores, Inc.
4.13% due 02/01/19	600,000	646,341
Walgreen Co.
5.25% due 01/15/19	276,000	302,983
Total Consumer, Cyclical		16,471,324
Basic Materials - 4.1%
Dow Chemical Co.
8.55% due 05/15/19	2,450,000	2,961,733
LyondellBasell Industries N.V.
5.00% due 04/15/19	2,400,000	2,597,025
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	1,500,000	1,841,142
Newmont Mining Corp.
5.13% due 10/01/19	1,100,000	1,165,423
Praxair, Inc.
4.50% due 08/15/19	1,025,000	1,113,838
Alcoa, Inc.
5.72% due 02/23/19	1,050,000	1,106,438
Barrick Gold Corp.
6.95% due 04/01/19	900,000	1,007,540
Monsanto Co.
2.13% due 07/15/19	800,000	794,477
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	650,000	743,409
EI du Pont de Nemours & Co.
5.75% due 03/15/19	600,000	673,078
Lubrizol Corp.
8.88% due 02/01/19	504,000	615,570
Agrium, Inc.
6.75% due 01/15/19	500,000	570,431
Teck Resources Ltd.
3.00% due 03/01/191	600,000	492,391
Total Basic Materials		15,682,495
Utilities - 2.8%
Dominion Resources, Inc.
5.20% due 08/15/19	1,100,000	1,212,309
2.50% due 12/01/19	400,000	401,497

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Utilities - 2.8% (continued)
Exelon Generation Company LLC
5.20% due 10/01/19	$900,000	$991,322
NiSource Finance Corp.
6.80% due 01/15/19	850,000	970,905
Duke Energy Progress LLC
5.30% due 01/15/19	763,000	845,695
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	700,000	779,932
Duke Energy Corp.
5.05% due 09/15/19	700,000	767,956
Entergy Texas, Inc.
7.13% due 02/01/19	650,000	751,053
MidAmerican Energy Co.
2.40% due 03/15/19	700,000	711,504
Xcel Energy, Inc.
4.70% due 05/15/20	625,000	680,853
Nevada Power Co.
7.13% due 03/15/19	550,000	642,145
Sempra Energy
9.80% due 02/15/19	500,000	620,521

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Utilities - 2.8% (continued)
Consumers Energy Co.
6.70% due 09/15/19	$502,000	$585,658
Georgia Power Co.
4.25% due 12/01/19	300,000	327,006
Arizona Public Service Co.
8.75% due 03/01/19	200,000	244,107
Total Utilities		10,532,463
Total Corporate Bonds
(Cost $376,595,557)		375,062,333

Shares		Value
SECURITIES LENDING COLLATERAL†,3 - 1.0%
BNY Mellon Separately Managed Cash Collateral Account 0.1278%	3,780,940	$3,780,940
Total Securities Lending Collateral
(Cost $3,780,940)		3,780,940
Total Investments - 99.5%
(Cost $380,376,497)		$378,843,273
Other Assets & Liabilities, net - 0.5%		1,780,218
Total Net Assets - 100.0%		$380,623,491

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2015 —- See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,062,273 (cost $1,059,717), or 0.3% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 36.5%
JPMorgan Chase & Co.
2.25% due 01/23/20	$5,500,000	$5,438,410
4.25% due 10/15/20	3,790,000	4,043,972
4.40% due 07/22/20	3,500,000	3,745,728
4.95% due 03/25/20	2,300,000	2,523,413
General Electric Capital Corp.
5.50% due 01/08/20	3,100,000	3,500,251
4.38% due 09/16/20	2,800,000	3,040,702
2.20% due 01/09/20	3,000,000	2,996,661
5.55% due 05/04/20	1,800,000	2,044,931
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,000,000	4,439,320
6.00% due 06/15/20	3,050,000	3,478,662
2.60% due 04/23/20	1,500,000	1,496,873
Morgan Stanley
5.50% due 01/26/20	3,650,000	4,065,647
5.50% due 07/24/20	2,450,000	2,734,511
2.65% due 01/27/20	2,500,000	2,501,155
Bank of America Corp.
5.63% due 07/01/20	4,850,000	5,453,465
2.25% due 04/21/20	3,100,000	3,047,502
Credit Suisse NY
5.40% due 01/14/20	2,740,000	3,028,102
4.38% due 08/05/20	2,250,000	2,447,457
Citigroup, Inc.
2.40% due 02/18/20	3,000,000	2,976,072
5.37% due 08/09/20	2,150,000	2,393,978
Royal Bank of Canada
1.88% due 02/05/20	3,700,000	3,685,391
2.15% due 03/06/20	1,500,000	1,500,923
Barclays Bank plc
5.14% due 10/14/20	2,350,000	2,560,772
5.13% due 01/08/20	1,850,000	2,058,493
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,437,940
HSBC USA, Inc.
2.35% due 03/05/20	2,000,000	1,971,776
5.00% due 09/27/20	1,200,000	1,317,803
HCP, Inc.
5.38% due 02/01/21	1,950,000	2,141,323
2.63% due 02/01/20	750,000	743,961
American International Group, Inc.
6.40% due 12/15/20	2,000,000	2,346,031
3.38% due 08/15/20	500,000	517,401
Nomura Holdings, Inc.
6.70% due 03/04/20	2,400,000	2,814,516
PNC Funding Corp.
5.13% due 02/08/20	1,850,000	2,052,956
4.38% due 08/11/20	700,000	756,965
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	2,350,000	2,440,710
Bank of New York Mellon Corp.
4.60% due 01/15/20	1,000,000	1,092,993
2.15% due 02/24/20	1,000,000	987,820

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 36.5% (continued)
Royal Bank of Scotland plc
5.63% due 08/24/20	$1,800,000	$2,037,703
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	2,000,000	2,004,462
Boston Properties, LP
5.63% due 11/15/20	1,650,000	1,870,453
Aon Corp.
5.00% due 09/30/20	1,600,000	1,764,307
ERP Operating, LP
4.75% due 07/15/20	1,550,000	1,694,462
HSBC Bank USA North America/Buffalo NY
4.88% due 08/24/20	1,500,000	1,645,052
Prudential Financial, Inc.
5.38% due 06/21/20	800,000	896,884
4.50% due 11/15/20	600,000	652,759
Northern Trust Corp.
3.45% due 11/04/20	1,450,000	1,516,056
BB&T Corp.
2.45% due 01/15/20	1,500,000	1,502,346
Wells Fargo & Co.
2.15% due 01/30/20	1,500,000	1,488,014
Santander Holdings USA, Inc.
2.65% due 04/17/20	1,500,000	1,480,227
Digital Realty Trust, LP
5.88% due 02/01/201	1,250,000	1,394,629
Manulife Financial Corp.
4.90% due 09/17/20	1,200,000	1,319,003
Lazard Group LLC
4.25% due 11/14/20	1,250,000	1,316,710
American Tower Corp.
5.05% due 09/01/20	1,200,000	1,298,861
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,250,000	1,285,888
Travelers Companies, Inc.
3.90% due 11/01/20	1,050,000	1,129,954
Simon Property Group, LP
4.38% due 03/01/21	1,000,000	1,077,770
Ares Capital Corp.
3.88% due 01/15/201	1,000,000	1,019,635
Discover Bank/Greenwood DE
7.00% due 04/15/20	750,000	865,484
NASDAQ OMX Group, Inc.
5.55% due 01/15/20	750,000	818,777
Ameriprise Financial, Inc.
5.30% due 03/15/20	700,000	787,688
Synchrony Financial
2.70% due 02/03/20	750,000	737,362
Charles Schwab Corp.
4.45% due 07/22/20	650,000	714,453
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	600,000	672,450
AEGON Funding Company LLC
5.75% due 12/15/20	500,000	565,330

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 36.5% (continued)
CNA Financial Corp.
5.88% due 08/15/20	$500,000	$564,063
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	550,000	545,246
Abbey National Treasury Services plc
2.38% due 03/16/20	150,000	149,386
Prologis, LP
6.88% due 03/15/20	91,000	105,270
Total Financial		132,745,270
Consumer, Non-cyclical - 17.4%
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	3,350,000	3,760,301
5.00% due 04/15/20	1,830,000	2,041,316
HCA, Inc.
6.50% due 02/15/20	4,350,000	4,817,625
Actavis Funding SCS
3.00% due 03/12/20	4,250,000	4,242,847
Coca-Cola Co.
2.45% due 11/01/20	2,350,000	2,375,012
3.15% due 11/15/20	1,600,000	1,664,381
Merck & Company, Inc.
1.85% due 02/10/20	2,000,000	1,989,384
3.88% due 01/15/21	1,600,000	1,710,515
PepsiCo, Inc.
4.50% due 01/15/20	1,880,000	2,056,916
3.13% due 11/01/20	950,000	983,330
Medtronic, Inc.
4.45% due 03/15/20	1,450,000	1,577,733
4.13% due 03/15/21	1,150,000	1,244,339
Altria Group, Inc.
2.63% due 01/14/20	2,000,000	2,000,066
Kraft Foods Group, Inc.
5.38% due 02/10/20	1,600,000	1,772,853
Kellogg Co.
4.00% due 12/15/20	1,650,000	1,754,704
Amgen, Inc.
3.45% due 10/01/20	1,700,000	1,751,139
Boston Scientific Corp.
6.00% due 01/15/20	1,450,000	1,626,244
Johnson & Johnson
2.95% due 09/01/20	1,450,000	1,519,694
Kroger Co.
6.15% due 01/15/20	1,300,000	1,482,333
Reynolds American, Inc.
6.88% due 05/01/202	1,200,000	1,388,882
Philip Morris International, Inc.
4.50% due 03/26/20	1,250,000	1,362,020
Diageo Capital plc
4.83% due 07/15/20	1,200,000	1,328,921
Abbott Laboratories
4.13% due 05/27/20	1,200,000	1,298,012
Novartis Capital Corp.
4.40% due 04/24/20	1,150,000	1,268,235

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Non-cyclical - 17.4% (continued)
Life Technologies Corp.
6.00% due 03/01/20	$1,110,000	$1,250,707
Becton Dickinson and Co.
3.25% due 11/12/20	1,200,000	1,219,387
Anthem, Inc.
4.35% due 08/15/20	1,150,000	1,217,250
McKesson Corp.
4.75% due 03/01/21	1,000,000	1,093,908
Gilead Sciences, Inc.
2.35% due 02/01/20	1,000,000	1,001,749
Moody's Corp.
5.50% due 09/01/20	850,000	955,844
Aetna, Inc.
3.95% due 09/01/20	900,000	946,855
Mondelez International, Inc.
5.38% due 02/10/20	850,000	940,608
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	922,888
Allergan Incorporated/United States
3.38% due 09/15/20	900,000	903,092
Covidien International Finance S.A.
4.20% due 06/15/20	800,000	862,641
Medco Health Solutions, Inc.
4.13% due 09/15/20	800,000	846,666
Coca-Cola Enterprises, Inc.
3.50% due 09/15/20	700,000	729,789
Stryker Corp.
4.38% due 01/15/20	600,000	658,298
Laboratory Corporation of America Holdings
4.63% due 11/15/20	600,000	644,788
CR Bard, Inc.
4.40% due 01/15/21	600,000	643,891
Cardinal Health, Inc.
4.63% due 12/15/20	500,000	541,278
Celgene Corp.
3.95% due 10/15/20	500,000	523,750
Quest Diagnostics, Inc.
4.75% due 01/30/20	350,000	381,290
Total Consumer, Non-cyclical		63,301,481
Energy - 11.7%
BP Capital Markets plc
4.50% due 10/01/20	2,250,000	2,452,255
2.32% due 02/13/20	2,000,000	1,985,876
2.52% due 01/15/20	450,000	454,010
Williams Partners, LP
5.25% due 03/15/20	1,950,000	2,086,106
4.13% due 11/15/20	1,500,000	1,527,168
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,200,000	1,344,934
6.50% due 04/01/20	925,000	1,028,244
5.30% due 09/15/20	850,000	906,999
Chevron Corp.
2.43% due 06/24/20	2,250,000	2,261,117
1.96% due 03/03/20	900,000	890,993

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Energy - 11.7% (continued)
Total Capital S.A.
4.45% due 06/24/20	$2,300,000	$2,529,843
Enterprise Products Operating LLC
5.20% due 09/01/20	1,600,000	1,760,051
5.25% due 01/31/20	600,000	659,885
Occidental Petroleum Corp.
4.10% due 02/01/21	2,200,000	2,344,256
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,050,000	2,167,752
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.75% due 01/15/20	1,200,000	1,309,010
5.00% due 02/01/21	500,000	528,783
Exxon Mobil Corp.
1.91% due 03/06/20	1,400,000	1,394,663
Shell International Finance BV
4.38% due 03/25/20	1,250,000	1,367,838
Pride International, Inc.
6.88% due 08/15/20	1,300,000	1,367,626
ConocoPhillips
6.00% due 01/15/20	1,150,000	1,319,434
Nabors Industries, Inc.
5.00% due 09/15/201	1,300,000	1,297,551
Southwestern Energy Co.
4.05% due 01/23/20	1,300,000	1,286,700
Transocean, Inc.
6.50% due 11/15/201	1,500,000	1,243,125
Weatherford International Ltd.
5.13% due 09/15/20	1,350,000	1,208,484
Valero Energy Corp.
6.13% due 02/01/20	1,050,000	1,182,579
EOG Resources, Inc.
4.40% due 06/01/20	800,000	870,163
2.45% due 04/01/20	300,000	300,245
Energy Transfer Partners, LP
4.15% due 10/01/20	1,000,000	1,008,444
Enbridge Energy Partners, LP
5.20% due 03/15/20	900,000	963,209
Buckeye Partners, LP
4.87% due 02/01/21	950,000	963,125
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/202	500,000	531,250
Total Energy		42,541,718
Communications - 11.5%
Verizon Communications, Inc.
4.50% due 09/15/20	5,650,000	6,076,366
2.63% due 02/21/20	5,000,000	5,009,665
Time Warner Cable, Inc.
5.00% due 02/01/20	2,450,000	2,633,963
4.13% due 02/15/21	990,000	1,010,489
NBCUniversal Media LLC
5.15% due 04/30/20	3,250,000	3,644,014
Cisco Systems, Inc.
4.45% due 01/15/20	3,200,000	3,503,379

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 11.5% (continued)
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
4.60% due 02/15/21	$1,600,000	$1,684,437
5.20% due 03/15/20	1,350,000	1,473,989
America Movil SAB de CV
5.00% due 03/30/20	2,800,000	3,083,780
Comcast Corp.
5.15% due 03/01/20	1,900,000	2,125,973
Time Warner, Inc.
4.88% due 03/15/20	1,900,000	2,082,544
Telefonica Emisiones SAU
5.13% due 04/27/20	1,840,000	2,029,940
Discovery Communications LLC
5.05% due 06/01/20	1,750,000	1,897,578
Symantec Corp.
4.20% due 09/15/20	1,800,000	1,853,111
Expedia, Inc.
5.95% due 08/15/20	1,150,000	1,260,035
Omnicom Group, Inc.
4.45% due 08/15/20	1,000,000	1,072,196
CBS Corp.
5.75% due 04/15/20	600,000	669,887
eBay, Inc.
3.25% due 10/15/20	500,000	502,024
Total Communications		41,613,370
Consumer, Cyclical - 5.6%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	2,500,000	2,622,616
3.63% due 07/08/20	2,150,000	2,292,672
Toyota Motor Credit Corp.
2.15% due 03/12/20	1,900,000	1,897,684
4.50% due 06/17/20	650,000	713,385
Ford Motor Credit Company LLC
8.13% due 01/15/20	1,850,000	2,213,851
Target Corp.
3.88% due 07/15/20	1,450,000	1,563,918
Carnival Corp.
3.95% due 10/15/20	1,300,000	1,355,489
Best Buy Company, Inc.
5.50% due 03/15/211	1,100,000	1,174,250
Costco Wholesale Corp.
1.75% due 02/15/20	1,000,000	987,462
General Motors Financial Company, Inc.
3.15% due 01/15/20	1,000,000	983,724
Nordstrom, Inc.
4.75% due 05/01/20	850,000	940,675
Johnson Controls, Inc.
5.00% due 03/30/20	800,000	867,163
Home Depot, Inc.
3.95% due 09/15/20	800,000	861,816
O'Reilly Automotive, Inc.
4.88% due 01/14/21	700,000	768,879
AutoZone, Inc.
4.00% due 11/15/20	700,000	741,839

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Cyclical - 5.6% (continued)
Newell Rubbermaid, Inc.
4.70% due 08/15/20	$350,000	$383,186
Total Consumer, Cyclical		20,368,609
Technology - 4.6%
Microsoft Corp.
1.85% due 02/12/20	1,850,000	1,844,504
3.00% due 10/01/20	1,550,000	1,613,595
EMC Corp.
2.65% due 06/01/20	2,850,000	2,840,985
Hewlett-Packard Co.
3.75% due 12/01/20	2,200,000	2,269,767
International Business Machines Corp.
1.63% due 05/15/20	1,900,000	1,858,147
Oracle Corp.
3.88% due 07/15/20	1,700,000	1,822,859
Apple, Inc.
1.55% due 02/07/20	1,800,000	1,758,492
Fiserv, Inc.
2.70% due 06/01/20	1,500,000	1,490,637
Adobe Systems, Inc.
4.75% due 02/01/20	1,000,000	1,091,425
Lam Research Corp.
2.75% due 03/15/20	300,000	297,354
Total Technology		16,887,765
Basic Materials - 4.3%
Dow Chemical Co.
4.25% due 11/15/20	3,000,000	3,188,085
Rockwood Specialties Group, Inc.
4.63% due 10/15/20	1,950,000	2,024,344
Alcoa, Inc.
6.15% due 08/15/20	1,620,000	1,727,325
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,550,000	1,690,839
CF Industries, Inc.
7.13% due 05/01/20	1,341,000	1,589,163
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,400,000	1,447,272
Freeport-McMoRan, Inc.
3.10% due 03/15/201	1,550,000	1,333,000
Eastman Chemical Co.
2.70% due 01/15/20	1,000,000	993,438
Plum Creek Timberlands, LP
4.70% due 03/15/21	900,000	967,041
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	450,000	491,426
PPG Industries, Inc.
3.60% due 11/15/20	200,000	209,493
Total Basic Materials		15,661,426
Industrial - 4.2%
Raytheon Co.
3.13% due 10/15/20	1,900,000	1,969,592
4.40% due 02/15/20	700,000	764,758
L-3 Communications Corp.
4.75% due 07/15/20	1,250,000	1,308,160
4.95% due 02/15/21	895,000	948,295

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Industrial - 4.2% (continued)
Republic Services, Inc.
5.00% due 03/01/20	$1,902,000	$2,093,427
United Technologies Corp.
4.50% due 04/15/20	1,750,000	1,920,693
Boeing Co.
4.88% due 02/15/20	1,000,000	1,123,477
Waste Management, Inc.
4.75% due 06/30/20	800,000	877,766
Masco Corp.
7.13% due 03/15/20	750,000	870,000
John Deere Capital Corp.
1.70% due 01/15/20	850,000	830,924
Union Pacific Corp.
4.00% due 02/01/21	700,000	751,513
CSX Corp.
3.70% due 10/30/20	700,000	734,423
Agilent Technologies, Inc.
5.00% due 07/15/20	550,000	603,000
Caterpillar Financial Services Corp.
2.00% due 03/05/20	300,000	295,952
Total Industrial		15,091,980
Utilities - 2.3%
Exelon Generation Company LLC
4.00% due 10/01/20	1,492,000	1,547,532
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,115,000	1,162,112
Sempra Energy
2.40% due 03/15/20	1,150,000	1,146,902
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	950,000	1,017,009
Constellation Energy Group, Inc.
5.15% due 12/01/20	813,000	890,717
Commonwealth Edison Co.
4.00% due 08/01/20	800,000	859,191
NiSource Finance Corp.
5.45% due 09/15/20	750,000	836,831
Duke Energy Indiana, Inc.
3.75% due 07/15/20	600,000	640,378
Progress Energy, Inc.
4.40% due 01/15/21	370,000	394,911
Total Utilities		8,495,583
Diversified - 0.4%
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,500,000	1,489,568
Total Corporate Bonds
(Cost $359,399,833)		358,196,770

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.1277%	3,539,870	$3,539,870
Total Securities Lending Collateral
(Cost $3,539,870)		3,539,870
Total Investments - 99.5%
(Cost $362,939,703)	$361,736,640
Other Assets & Liabilities, net - 0.5%	1,698,061
Total Net Assets - 100.0%	$363,434,701

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at August 31, 2015 – See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,920,132 (cost $1,930,421), or 0.5% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Securities lending collateral – See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 33.1%
General Electric Capital Corp.
4.65% due 10/17/21	$2,700,000	$2,971,733
4.63% due 01/07/21	2,050,000	2,250,242
5.30% due 02/11/21	1,475,000	1,663,893
JPMorgan Chase & Co.
4.35% due 08/15/21	2,500,000	2,672,370
4.63% due 05/10/21	1,650,000	1,789,295
Morgan Stanley
5.75% due 01/25/21	1,899,000	2,154,163
5.50% due 07/28/21	1,700,000	1,914,591
Goldman Sachs Group, Inc.
5.25% due 07/27/21	2,900,000	3,228,184
Wells Fargo & Co.
4.60% due 04/01/21	2,050,000	2,244,704
3.00% due 01/22/21	950,000	966,561
BNP Paribas S.A.
5.00% due 01/15/21	2,800,000	3,135,709
Bank of America Corp.
5.00% due 05/13/21	1,550,000	1,698,704
5.88% due 01/05/21	965,000	1,100,204
HSBC Finance Corp.
6.68% due 01/15/21	2,350,000	2,737,423
HSBC Holdings plc
5.10% due 04/05/21	2,350,000	2,595,683
Credit Suisse NY
3.00% due 10/29/21	1,700,000	1,693,252
Bank of New York Mellon Corp.
3.55% due 09/23/21	1,075,000	1,120,494
4.15% due 02/01/21	300,000	324,772
Bank of Nova Scotia
2.80% due 07/21/21	750,000	751,739
4.38% due 01/13/21	600,000	650,896
Lloyds Bank plc
6.38% due 01/21/21	1,000,000	1,184,033
Capital One Financial Corp.
4.75% due 07/15/21	1,100,000	1,178,877
American Tower Corp.
3.45% due 09/15/21	750,000	743,892
5.90% due 11/01/21	350,000	391,854
US Bancorp
4.13% due 05/24/21	950,000	1,027,563
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50% due 01/11/21	900,000	982,722
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.75% due 06/01/21	700,000	751,808
4.25% due 03/01/22	200,000	207,758
BlackRock, Inc.
4.25% due 05/24/21	850,000	931,562
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	850,000	924,774
ERP Operating, LP
4.63% due 12/15/21	850,000	919,885
KeyCorp
5.10% due 03/24/21	800,000	884,238

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 33.1% (continued)
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	$800,000	$877,550
Northern Trust Corp.
3.38% due 08/23/21	800,000	830,538
MetLife, Inc.
4.75% due 02/08/21	700,000	770,517
State Street Corp.
4.38% due 03/07/21	700,000	763,703
Capital One North America/Mclean VA
2.95% due 07/23/21	750,000	731,612
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	727,000	723,269
Boston Properties, LP
4.13% due 05/15/21	600,000	632,233
Simon Property Group, LP
4.13% due 12/01/21	550,000	583,540
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	504,819
Jefferies Group LLC
6.88% due 04/15/21	450,000	503,910
Kimco Realty Corp.
3.20% due 05/01/21	500,000	500,541
Synchrony Financial
3.75% due 08/15/21	500,000	496,807
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	492,459
Royal Bank of Scotland plc
6.13% due 01/11/21	400,000	464,820
Berkshire Hathaway, Inc.
3.75% due 08/15/21	350,000	372,565
Health Care REIT, Inc.
5.25% due 01/15/22	300,000	326,741
Air Lease Corp.
3.88% due 04/01/21	250,000	253,125
Prologis, LP
3.35% due 02/01/21	250,000	250,463
Willis Group Holdings plc
5.75% due 03/15/21	200,000	221,738
Progressive Corp.
3.75% due 08/23/21	200,000	212,169
Total Financial		58,306,697
Consumer, Non-cyclical - 12.9%
Amgen, Inc.
3.88% due 11/15/21	1,300,000	1,352,968
4.10% due 06/15/21	800,000	843,430
Gilead Sciences, Inc.
4.40% due 12/01/21	1,100,000	1,179,723
4.50% due 04/01/21	600,000	648,274
Sanofi
4.00% due 03/29/21	1,700,000	1,810,333
Altria Group, Inc.
4.75% due 05/05/21	1,400,000	1,511,653

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 12.9% (continued)
UnitedHealth Group, Inc.
2.88% due 12/15/21	$900,000	$902,930
3.38% due 11/15/21	300,000	308,877
Coca-Cola Co.
3.30% due 09/01/21	1,100,000	1,141,935
Coventry Health Care, Inc.
5.45% due 06/15/21	850,000	945,592
Express Scripts Holding Co.
4.75% due 11/15/21	875,000	937,102
General Mills, Inc.
3.15% due 12/15/21	900,000	908,855
Kroger Co.
3.30% due 01/15/21	450,000	457,314
2.95% due 11/01/21	400,000	395,230
ADT Corp.
6.25% due 10/15/211	750,000	778,125
Unilever Capital Corp.
4.25% due 02/10/21	700,000	767,516
JM Smucker Co.
3.50% due 10/15/21	750,000	767,234
Anthem, Inc.
3.70% due 08/15/21	750,000	764,886
Cigna Corp.
4.00% due 02/15/22	750,000	760,509
Becton Dickinson and Co.
3.13% due 11/08/21	700,000	692,653
Quest Diagnostics, Inc.
4.70% due 04/01/21	600,000	647,390
Edgewell Personal Care Co.
4.70% due 05/19/21	615,000	622,263
Philip Morris International, Inc.
2.90% due 11/15/21	600,000	597,073
PepsiCo, Inc.
3.00% due 08/25/21	500,000	510,378
Perrigo Finance plc
3.50% due 12/15/21	500,000	488,711
Archer-Daniels-Midland Co.
4.48% due 03/01/21	445,000	488,346
Campbell Soup Co.
4.25% due 04/15/21	400,000	433,252
Danaher Corp.
3.90% due 06/23/21	350,000	376,927
Aetna, Inc.
4.13% due 06/01/21	350,000	366,778
AmerisourceBergen Corp.
3.50% due 11/15/21	300,000	308,621
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	100,000	108,924
Total Consumer, Non-cyclical		22,823,802
Communications - 12.9%
Verizon Communications, Inc.
3.50% due 11/01/21	1,600,000	1,621,468
4.60% due 04/01/21	1,150,000	1,234,726
3.00% due 11/01/21	900,000	888,340
3.45% due 03/15/21	800,000	818,606

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 12.9% (continued)
AT&T, Inc.
4.45% due 05/15/21	$1,300,000	$1,372,515
3.88% due 08/15/21	1,000,000	1,026,048
Time Warner, Inc.
4.70% due 01/15/21	1,000,000	1,082,924
4.75% due 03/29/21	700,000	754,949
NBCUniversal Media LLC
4.38% due 04/01/21	1,600,000	1,733,320
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.00% due 03/01/21	1,300,000	1,395,582
Telefonica Emisiones SAU
5.46% due 02/16/21	1,100,000	1,231,437
Viacom, Inc.
3.88% due 12/15/21	600,000	584,645
4.50% due 03/01/21	500,000	506,780
Orange S.A.
4.13% due 09/14/21	900,000	954,914
Discovery Communications LLC
4.38% due 06/15/21	850,000	882,531
21st Century Fox America, Inc.
4.50% due 02/15/21	800,000	854,182
Cisco Systems, Inc.
2.90% due 03/04/21	750,000	761,377
Qwest Corp.
6.75% due 12/01/21	700,000	761,250
WPP Finance 2010
4.75% due 11/21/21	700,000	757,787
Walt Disney Co.
2.75% due 08/16/21	600,000	607,817
3.75% due 06/01/21	100,000	106,874
Time Warner Cable, Inc.
4.00% due 09/01/21	700,000	705,001
Google, Inc.
3.63% due 05/19/21	600,000	634,575
Amazon.com, Inc.
3.30% due 12/05/21	600,000	612,615
eBay, Inc.
2.88% due 08/01/21	500,000	480,887
Vodafone Group plc
4.38% due 03/16/21	300,000	315,869
Total Communications		22,687,019
Energy - 10.2%
BP Capital Markets plc
4.74% due 03/11/21	1,100,000	1,205,412
3.56% due 11/01/21	850,000	875,918
Energy Transfer Partners, LP
4.65% due 06/01/21	750,000	758,714
5.20% due 02/01/22	650,000	654,973
Ensco plc
4.70% due 03/15/21	1,400,000	1,284,063
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	750,000	772,797
6.50% due 07/15/21	400,000	415,000
Total Capital International S.A.
2.75% due 06/19/21	900,000	905,086

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 10.2% (continued)
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	$500,000	$477,312
5.00% due 10/01/21	350,000	358,529
Total Capital S.A.
4.13% due 01/28/21	550,000	592,361
4.25% due 12/15/21	200,000	218,564
SESI LLC
7.13% due 12/15/21	760,000	762,022
EOG Resources, Inc.
4.10% due 02/01/21	700,000	749,953
Marathon Petroleum Corp.
5.13% due 03/01/21	650,000	708,455
Noble Energy, Inc.
4.15% due 12/15/21	700,000	697,250
Transocean, Inc.
6.88% due 12/15/211	850,000	680,000
Equities Corp.
4.88% due 11/15/21	600,000	627,962
Encana Corp.
3.90% due 11/15/21	600,000	558,539
Apache Corp.
3.63% due 02/01/21	500,000	512,112
Halliburton Co.
3.25% due 11/15/21	500,000	503,362
ConocoPhillips Co.
2.88% due 11/15/21	500,000	496,213
Nabors Industries, Inc.
4.63% due 09/15/21	500,000	479,255
Western Gas Partners, LP
5.38% due 06/01/21	450,000	477,567
Baker Hughes, Inc.
3.20% due 08/15/21	400,000	399,600
Williams Partners, LP
4.00% due 11/15/21	400,000	390,360
Talisman Energy, Inc.
3.75% due 02/01/21	400,000	388,275
Devon Energy Corp.
4.00% due 07/15/21	300,000	305,770
Enbridge Energy Partners, LP
4.20% due 09/15/21	300,000	303,245
Magellan Midstream Partners, LP
4.25% due 02/01/21	200,000	206,697
Canadian Natural Resources Ltd.
3.45% due 11/15/21	200,000	193,727
Total Energy		17,959,093
Consumer, Cyclical - 8.0%
Ford Motor Credit Company LLC
5.88% due 08/02/21	1,650,000	1,855,063
5.75% due 02/01/21	1,000,000	1,121,101
Toyota Motor Credit Corp.
2.75% due 05/17/21	800,000	806,421
4.25% due 01/11/21	600,000	648,667
3.40% due 09/15/21	600,000	620,645
Gap, Inc.
5.95% due 04/12/21	950,000	1,053,145

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Cyclical - 8.0% (continued)
Wal-Mart Stores, Inc.
4.25% due 04/15/21	$950,000	$1,038,615
Home Depot, Inc.
4.40% due 04/01/21	950,000	1,038,042
General Motors Financial Company, Inc.
4.38% due 09/25/21	880,000	889,609
CVS Health Corp.
4.13% due 05/15/21	700,000	744,886
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	750,000	743,666
Lowe's Companies, Inc.
3.80% due 11/15/21	350,000	369,920
3.75% due 04/15/21	350,000	368,446
Kohl's Corp.
4.00% due 11/01/21	600,000	619,099
TJX Companies, Inc.
2.75% due 06/15/21	600,000	602,066
Tupperware Brands Corp.
4.75% due 06/01/21	550,000	570,500
VF Corp.
3.50% due 09/01/21	400,000	420,149
Johnson Controls, Inc.
4.25% due 03/01/21	300,000	312,363
Nordstrom, Inc.
4.00% due 10/15/21	200,000	212,548
Total Consumer, Cyclical		14,034,951
Technology - 6.8%
Hewlett-Packard Co.
4.65% due 12/09/21	1,300,000	1,370,416
4.30% due 06/01/21	950,000	990,073
4.38% due 09/15/21	650,000	676,848
Apple, Inc.
2.85% due 05/06/21	2,200,000	2,240,902
Intel Corp.
3.30% due 10/01/21	1,500,000	1,549,669
Oracle Corp.
2.80% due 07/08/21	1,200,000	1,204,992
Xerox Corp.
4.50% due 05/15/21	800,000	820,597
KLA-Tencor Corp.
4.13% due 11/01/21	750,000	754,199
International Business Machines Corp.
2.90% due 11/01/21	700,000	706,185
Applied Materials, Inc.
4.30% due 06/15/21	550,000	585,648
NetApp, Inc.
3.38% due 06/15/21	500,000	492,514
Microsoft Corp.
4.00% due 02/08/21	300,000	326,328
Xilinx, Inc.
3.00% due 03/15/21	300,000	302,648
Total Technology		12,021,019

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Basic Materials - 6.6%
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	$850,000	$860,514
4.13% due 05/20/21	450,000	472,023
Ecolab, Inc.
4.35% due 12/08/21	1,150,000	1,237,882
Dow Chemical Co.
4.13% due 11/15/21	1,100,000	1,143,027
International Paper Co.
4.75% due 02/15/22	995,000	1,060,789
EI du Pont de Nemours & Co.
3.63% due 01/15/21	900,000	945,492
4.25% due 04/01/21	100,000	108,477
Barrick North America Finance LLC
4.40% due 05/30/21	1,075,000	1,015,520
Monsanto Co.
2.75% due 07/15/21	1,000,000	979,875
Alcoa, Inc.
5.40% due 04/15/21	850,000	878,688
LyondellBasell Industries N.V.
6.00% due 11/15/21	700,000	794,012
Praxair, Inc.
4.05% due 03/15/21	350,000	376,359
3.00% due 09/01/21	200,000	205,105
Goldcorp, Inc.
3.63% due 06/09/21	500,000	479,315
Freeport-McMoRan, Inc.
4.00% due 11/14/21	550,000	448,250
Teck Resources Ltd.
4.50% due 01/15/21	450,000	359,057
Kinross Gold Corp.
5.13% due 09/01/21	350,000	321,921
Total Basic Materials		11,686,306
Industrial - 6.1%
Thermo Fisher Scientific, Inc.
4.50% due 03/01/21	1,000,000	1,066,898
3.60% due 08/15/21	700,000	711,613
United Parcel Service, Inc.
3.13% due 01/15/21	1,200,000	1,237,858
John Deere Capital Corp.
3.90% due 07/12/21	500,000	532,382
2.80% due 03/04/21	400,000	404,211
3.15% due 10/15/21	100,000	102,539
Caterpillar, Inc.
3.90% due 05/27/21	900,000	962,811
General Dynamics Corp.
3.88% due 07/15/21	750,000	802,574
Northrop Grumman Corp.
3.50% due 03/15/21	700,000	720,099

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 6.1% (continued)
Lockheed Martin Corp.
3.35% due 09/15/21	$700,000	$716,754
Honeywell International, Inc.
4.25% due 03/01/21	600,000	664,748
Norfolk Southern Corp.
3.25% due 12/01/21	600,000	603,433
Amphenol Corp.
4.00% due 02/01/22	500,000	516,613
Joy Global, Inc.
5.13% due 10/15/211	450,000	444,624
PerkinElmer, Inc.
5.00% due 11/15/21	350,000	376,569
Republic Services, Inc.
5.25% due 11/15/21	300,000	335,876
Fluor Corp.
3.38% due 09/15/21	265,000	273,766
Xylem, Inc.
4.88% due 10/01/21	200,000	217,541
Total Industrial		10,690,909
Utilities - 2.0%
Southern California Edison Co.
3.88% due 06/01/21	650,000	692,161
Ohio Power Co.
5.38% due 10/01/21	500,000	565,007
National Fuel Gas Co.
4.90% due 12/01/21	400,000	417,374
Duke Energy Progress LLC
3.00% due 09/15/21	400,000	407,561
Puget Energy, Inc.
6.00% due 09/01/21	350,000	401,681
Dominion Resources, Inc.
4.45% due 03/15/21	350,000	372,939
Duke Energy Carolinas LLC
3.90% due 06/15/21	300,000	319,834
Duke Energy Corp.
3.55% due 09/15/21	300,000	308,945
Total Utilities		3,485,502
Total Corporate Bonds
(Cost $176,191,531)		173,695,298

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.7%

BNY Mellon Separately Managed Cash Collateral Account, 0.1353%	1,322,200	$1,322,200
Total Securities Lending Collateral
(Cost $1,322,200)		1,322,200
Total Investments - 99.3%
(Cost $177,513,731)		$175,017,498
Other Assets & Liabilities, net - 0.7%		1,290,461
Total Net Assets - 100.0%		$176,307,959

†	Value determined based on Level 1 inputs – See Note 2
††	Value determined based on Level 2 inputs – See Note 2
1	All or portion of this security is on loan at August 31, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 27.2%
JPMorgan Chase & Co.
4.50% due 01/24/22	$2,505,000	$2,674,025
3.25% due 09/23/22	2,418,000	2,404,038
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	2,481,000	2,598,848
3.95% due 11/09/22	2,000,000	1,998,328
Goldman Sachs Group, Inc.
5.75% due 01/24/22	3,943,000	4,485,431
Barclays Bank plc
7.63% due 11/21/22	3,150,000	3,596,905
Citigroup, Inc.
4.50% due 01/14/22	1,959,000	2,101,944
4.05% due 07/30/22	911,000	934,359
HSBC Holdings plc
4.00% due 03/30/22	1,751,000	1,819,033
4.88% due 01/14/22	947,000	1,036,588
UBS AG/Stamford CT
7.63% due 08/17/22	2,000,000	2,330,404
US Bancorp
2.95% due 07/15/22	1,191,000	1,170,506
3.00% due 03/15/22	947,000	957,868
Wells Fargo & Co.
3.50% due 03/08/22	1,796,000	1,846,055
Royal Bank of Scotland Group plc
6.13% due 12/15/22	1,629,000	1,758,870
Bank of America Corp.
5.70% due 01/24/22	1,507,000	1,701,319
American International Group, Inc.
4.88% due 06/01/22	1,330,000	1,453,132
Morgan Stanley
4.88% due 11/01/22	1,349,000	1,427,398
General Electric Capital Corp.
3.15% due 09/07/22	1,349,000	1,357,737
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,256,911
PNC Bank North America
2.70% due 11/01/22	1,250,000	1,200,554
Northern Trust Corp.
2.38% due 08/02/22	1,000,000	971,724
PNC Financial Services Group, Inc.
2.85% due 11/09/221	790,000	781,686
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	668,000	744,642
American Express Co.
2.65% due 12/02/22	753,000	722,987
Voya Financial, Inc.
5.50% due 07/15/22	546,000	616,543
American Tower Corp.
4.70% due 03/15/22	546,000	572,167
Hospitality Properties Trust
5.00% due 08/15/22	546,000	569,103

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 27.2% (continued)
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	$546,000	$567,426
PNC Funding Corp.
3.30% due 03/08/22	546,000	554,495
Bank of Montreal
2.55% due 11/06/22	546,000	529,013
People's United Financial, Inc.
3.65% due 12/06/22	474,000	468,059
BlackRock, Inc.
3.38% due 06/01/22	389,000	400,709
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	389,000	395,308
Fifth Third Bancorp
3.50% due 03/15/22	389,000	393,399
Invesco Finance plc
3.13% due 11/30/22	389,000	391,180
CME Group, Inc.
3.00% due 09/15/22	389,000	387,292
Simon Property Group, LP
3.38% due 03/15/22	352,000	358,224
Berkshire Hathaway, Inc.
3.40% due 01/31/22	315,000	326,750
MetLife, Inc.
3.05% due 12/15/22	315,000	309,265
Private Export Funding Corp.
2.80% due 05/15/22	225,000	229,982
Discover Financial Services
3.85% due 11/21/22	195,000	190,523
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	145,000	141,504
Total Financial		50,732,234
Consumer, Non-cyclical - 18.5%
Actavis Funding SCS
3.45% due 03/15/22	2,500,000	2,446,170
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	2,297,000	2,213,213
AbbVie, Inc.
2.90% due 11/06/22	2,224,000	2,150,752
GlaxoSmithKline Capital plc
2.85% due 05/08/22	1,908,000	1,884,016
Altria Group, Inc.
2.85% due 08/09/22	1,908,000	1,838,458
Kraft Foods Group, Inc.
3.50% due 06/06/22	1,507,000	1,522,777
Actavis, Inc.
3.25% due 10/01/22	1,513,000	1,455,837
PepsiCo, Inc.
2.75% due 03/05/22	1,350,000	1,336,520
Novartis Capital Corp.
2.40% due 09/21/22	1,350,000	1,315,194

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 18.5% (continued)
HCA, Inc.
5.88% due 03/15/22	$1,073,000	$1,169,570
Diageo Investment Corp.
2.88% due 05/11/22	1,069,000	1,046,334
Merck & Co., Inc.
2.40% due 09/15/22	1,046,000	1,008,270
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,046,000	990,486
Abbott Laboratories
2.55% due 03/15/22	1,000,000	980,046
Procter & Gamble Co.
2.30% due 02/06/22	955,000	942,451
Tyson Foods, Inc.
4.50% due 06/15/22	790,000	830,432
Merck & Company, Inc.
2.35% due 02/10/22	805,000	785,989
Laboratory Corporation of America Holdings
3.75% due 08/23/22	388,000	395,684
3.20% due 02/01/22	396,000	387,935
Reynolds American, Inc.
3.25% due 11/01/22	790,000	770,121
ADT Corp.
3.50% due 07/15/22	753,000	677,926
Aetna, Inc.
2.75% due 11/15/22	705,000	673,604
Block Financial LLC
5.50% due 11/01/22	546,000	597,211
UnitedHealth Group, Inc.
2.88% due 03/15/22	583,000	580,240
Express Scripts Holding Co.
3.90% due 02/15/22	546,000	553,217
Medtronic, Inc.
3.13% due 03/15/22	546,000	552,153
Humana, Inc.
3.15% due 12/01/22	546,000	532,911
Celgene Corp.
3.25% due 08/15/22	546,000	530,999
Philip Morris International, Inc.
2.50% due 08/22/22	546,000	526,637
Equifax, Inc.
3.30% due 12/15/22	511,000	510,613
Amgen, Inc.
3.63% due 05/15/22	474,000	478,387
Anthem, Inc.
3.13% due 05/15/22	474,000	458,603
Kroger Co.
3.40% due 04/15/22	389,000	393,728
Covidien International Finance S.A.
3.20% due 06/15/22	389,000	389,566
Catholic Health Initiatives
2.95% due 11/01/22	388,000	377,747
Moody's Corp.
4.50% due 09/01/22	337,000	358,395
Colgate-Palmolive Co.
2.30% due 05/03/22	315,000	308,532

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 18.5% (continued)
Molson Coors Brewing Co.
3.50% due 05/01/222	$230,000	$233,082
Baxter International, Inc.
2.40% due 08/15/22	200,000	188,120
Clorox Co.
3.05% due 09/15/22	145,000	142,729
Total Consumer, Non-cyclical		34,534,655
Energy - 15.3%
BP Capital Markets plc
3.25% due 05/06/22	1,424,000	1,414,432
2.50% due 11/06/22	1,105,000	1,046,742
Chevron Corp.
2.36% due 12/05/22	1,908,000	1,811,349
2.41% due 03/03/22	200,000	194,334
Williams Partners, LP
3.60% due 03/15/22	1,000,000	948,080
3.35% due 08/15/22	912,000	846,551
Continental Resources, Inc.
5.00% due 09/15/22	1,721,000	1,561,807
Shell International Finance BV
2.38% due 08/21/22	1,473,000	1,408,730
Phillips 66
4.30% due 04/01/22	1,313,000	1,373,240
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/22	807,000	831,530
5.00% due 10/01/22	500,000	490,529
National Oilwell Varco, Inc.
2.60% due 12/01/22	1,446,000	1,314,741
Total Capital International S.A.
2.88% due 02/17/22	1,069,000	1,059,129
Exxon Mobil Corp.
2.40% due 03/06/22	1,000,000	975,392
ONEOK Partners, LP
3.38% due 10/01/22	1,046,000	938,755
Apache Corp.
3.25% due 04/15/22	947,000	915,616
Murphy Oil Corp.
4.00% due 06/01/22	546,000	477,134
3.70% due 12/01/22	474,000	405,009
Enterprise Products Operating LLC
4.05% due 02/15/22	789,000	803,548
FMC Technologies, Inc.
3.45% due 10/01/22	790,000	743,588
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	753,000	703,183
Southwestern Energy Co.
4.10% due 03/15/22	710,000	645,998
Weatherford International Ltd.
4.50% due 04/15/22	668,000	564,266
Western Gas Partners, LP
4.00% due 07/01/22	546,000	530,992
Transocean, Inc.
4.30% due 10/15/222	752,000	524,520

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 15.3% (continued)
Husky Energy, Inc.
3.95% due 04/15/22	$546,000	$523,657
ConocoPhillips Co.
2.40% due 12/15/22	546,000	507,684
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	511,000	496,026
Cimarex Energy Co.
5.88% due 05/01/22	470,000	495,850
Marathon Oil Corp.
2.80% due 11/01/22	546,000	495,045
Rowan Companies, Inc.
4.88% due 06/01/22	546,000	485,657
Occidental Petroleum Corp.
3.13% due 02/15/22	474,000	470,695
Devon Energy Corp.
3.25% due 05/15/22	474,000	458,215
Newfield Exploration Co.
5.75% due 01/30/22	459,000	454,984
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	389,000	396,910
ONEOK, Inc.
4.25% due 02/01/22	474,000	391,050
Pioneer Natural Resources Co.
3.95% due 07/15/22	316,000	309,889
TransCanada PipeLines Ltd.
2.50% due 08/01/22	316,000	295,413
Cenovus Energy, Inc.
3.00% due 08/15/22	195,000	177,318
Total Energy		28,487,588
Industrial - 10.6%
General Electric Co.
2.70% due 10/09/22	2,567,000	2,512,202
United Technologies Corp.
3.10% due 06/01/22	2,017,000	2,025,411
Eaton Corp.
2.75% due 11/02/22	1,544,000	1,480,837
ABB Finance USA, Inc.
2.88% due 05/08/22	1,350,000	1,325,188
Deere & Co.
2.60% due 06/08/22	1,191,000	1,163,184
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	546,000	538,448
3.05% due 03/15/22	511,000	505,976
Union Pacific Corp.
4.16% due 07/15/22	794,000	845,304
General Dynamics Corp.
2.25% due 11/15/22	790,000	749,272
3M Co.
2.00% due 06/26/22	746,000	721,399
Koninklijke Philips N.V.
3.75% due 03/15/22	705,000	701,611
Raytheon Co.
2.50% due 12/15/22	711,000	699,886

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 10.6% (continued)
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	$583,000	$569,574
Caterpillar Financial Services Corp.
2.85% due 06/01/22	546,000	536,741
United Parcel Service, Inc.
2.45% due 10/01/22	546,000	535,513
Energizer Holdings, Inc.
4.70% due 05/24/22	511,000	515,424
FedEx Corp.
2.63% due 08/01/22	511,000	497,371
Republic Services, Inc.
3.55% due 06/01/22	474,000	479,838
Owens Corning
4.20% due 12/15/22	474,000	477,611
Pentair Finance S.A.
3.15% due 09/15/22	474,000	457,254
Stanley Black & Decker, Inc.
2.90% due 11/01/22	437,000	427,976
Tyco Electronics Group S.A.
3.50% due 02/03/22	389,000	398,215
Caterpillar, Inc.
2.60% due 06/26/22	389,000	378,580
Waste Management, Inc.
2.90% due 09/15/22	352,000	346,312
Flowserve Corp.
3.50% due 09/15/22	255,000	253,556
Norfolk Southern Corp.
3.00% due 04/01/22	230,000	227,887
Jabil Circuit, Inc.
4.70% due 09/15/22	195,000	193,781
John Deere Capital Corp.
2.75% due 03/15/22	194,000	191,497
Total Industrial		19,755,848
Communications - 9.4%
AT&T, Inc.
3.00% due 02/15/22	1,422,000	1,369,472
2.63% due 12/01/22	1,106,000	1,033,440
Verizon Communications, Inc.
2.45% due 11/01/22	1,507,000	1,411,939
Time Warner, Inc.
4.00% due 01/15/22	705,000	723,820
3.40% due 06/15/22	631,000	624,271
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,327,253
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.80% due 03/15/22	1,263,000	1,254,859
Omnicom Group, Inc.
3.63% due 05/01/22	1,191,000	1,181,241
Amazon.com, Inc.
2.50% due 11/29/22	1,175,000	1,114,818
Vodafone Group plc
2.50% due 09/26/22	1,191,000	1,091,649
Comcast Cable Communications Holdings, Inc.
9.45% due 11/15/22	789,000	1,086,595

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Communications - 9.4% (continued)
Motorola Solutions, Inc.
3.75% due 05/15/22	$947,000	$878,804
Walt Disney Co.
2.35% due 12/01/22	905,000	878,391
eBay, Inc.
2.60% due 07/15/22	846,000	767,529
Comcast Corp.
3.13% due 07/15/22	705,000	709,704
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	668,000	649,222
21st Century Fox America, Inc.
3.00% due 09/15/22	473,000	457,886
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	388,000	402,716
CBS Corp.
3.38% due 03/01/22	389,000	382,832
WPP Finance 2010
3.63% due 09/07/22	145,000	144,995
Discovery Communications LLC
3.30% due 05/15/22	145,000	142,425
Total Communications		17,633,861
Technology - 5.8%
Oracle Corp.
2.50% due 10/15/22	2,261,000	2,180,710
2.50% due 05/15/22	2,000,000	1,948,222
Microsoft Corp.
2.38% due 02/12/22	1,466,000	1,445,973
2.13% due 11/15/22	814,000	781,919
Intel Corp.
2.70% due 12/15/22	1,474,000	1,431,456
Apple, Inc.
2.15% due 02/09/22	1,201,000	1,158,278
Fiserv, Inc.
3.50% due 10/01/22	875,000	873,502
Hewlett-Packard Co.
4.05% due 09/15/22	774,000	777,581
Fidelity National Information Services, Inc.
5.00% due 03/15/22	267,000	277,778
Total Technology		10,875,419
Basic Materials - 5.1%
Rio Tinto Finance USA plc
3.50% due 03/22/22	1,021,000	1,019,475
2.88% due 08/21/22	546,000	519,593
Newmont Mining Corp.
3.50% due 03/15/22	1,544,000	1,395,136
Freeport-McMoRan, Inc.
3.55% due 03/01/22	1,579,000	1,223,725
Barrick Gold Corp.
3.85% due 04/01/22	984,000	874,584
Dow Chemical Co.
3.00% due 11/15/22	875,000	848,729
Eastman Chemical Co.
3.60% due 08/15/22	789,000	783,385
Alcoa, Inc.
5.87% due 02/23/22	600,000	624,000

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Basic Materials - 5.1% (continued)
Agrium, Inc.
3.15% due 10/01/22	$631,000	$612,406
Nucor Corp.
4.13% due 09/15/22	546,000	562,792
Praxair, Inc.
2.20% due 08/15/22	552,000	519,365
Teck Resources Ltd.
4.75% due 01/15/22	511,000	400,378
Syngenta Finance N.V.
3.13% due 03/28/22	230,000	229,313
Total Basic Materials		9,612,881
Consumer, Cyclical - 5.0%
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,145,000	1,176,773
Ford Motor Credit Co., LLC
4.25% due 09/20/22	1,100,000	1,136,440
Walgreen Co.
3.10% due 09/15/22	1,143,000	1,105,319
CVS Health Corp.
2.75% due 12/01/22	912,000	889,212
McDonald's Corp.
2.63% due 01/15/22	704,000	684,883
AutoZone, Inc.
3.70% due 04/15/22	631,000	644,353
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	631,000	616,014
NVR, Inc.
3.95% due 09/15/22	582,000	590,273
Target Corp.
2.90% due 01/15/22	545,000	547,485
Ford Motor Credit Company LLC
3.22% due 01/09/22	500,000	486,784
Lowe's Companies, Inc.
3.12% due 04/15/22	474,000	478,288
Wyndham Worldwide Corp.
4.25% due 03/01/22	474,000	462,890
Costco Wholesale Corp.
2.25% due 02/15/22	396,000	384,560
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	195,000	198,247
Total Consumer, Cyclical		9,401,521
Utilities - 1.8%
Duke Energy Corp.
3.05% due 08/15/22	962,000	946,107
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	704,000	856,894
Exelon Generation Company LLC
4.25% due 06/15/22	546,000	560,778
NiSource Finance Corp.
6.13% due 03/01/22	388,000	449,131
Sempra Energy
2.88% due 10/01/22	389,000	373,348

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 1.8% (continued)
Duke Energy Progress, Inc.
2.80% due 05/15/22	$145,000	$142,757
Total Utilities		3,329,015
Total Corporate Bonds
(Cost $190,611,876)		184,363,022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1356%	103,569	$103,569
Total Securities Lending Collateral
(Cost $103,569)		103,569
Total Investments - 98.8%
(Cost $190,715,445)		$184,466,591
Other Assets & Liabilities, net - 1.2%		2,339,208
Total Net Assets - 100.0%		$186,805,799

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Security is a Step-up/down bond where the coupon increases/decreases or steps up/down at a predetermined date. The rate shown reflects the rate in effect as of August 31, 2015.
2	All or portion of this security is on loan at August 31, 2015 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.9%
Financial - 28.9%
Bank of America Corp.
3.30% due 01/11/23	$900,000	$888,413
4.10% due 07/24/23	300,000	310,310
Citigroup, Inc.
3.88% due 10/25/23	400,000	407,335
3.50% due 05/15/23	200,000	193,911
JPMorgan Chase & Co.
3.20% due 01/25/23	400,000	394,540
3.38% due 05/01/23	200,000	192,437
Well Fargo & Co.
4.13% due 08/15/23	450,000	464,832
Royal Bank of Scotland plc
6.00% due 12/19/23	400,000	427,819
Morgan Stanley
4.10% due 05/22/23	400,000	402,176
General Electric Capital Corp.
3.10% due 01/09/23	400,000	401,344
Boston Properties LP
3.85% due 02/01/23	200,000	203,572
3.13% due 09/01/23	200,000	192,885
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.63% due 12/01/23	250,000	257,756
Berkshire Hathaway, Inc.
3.00% due 02/11/23	250,000	250,072
Capital One Bank USA North America
3.38% due 02/15/23	250,000	238,152
Ameriprise Financial, Inc.
4.00% due 10/15/23	200,000	207,754
U.S. Bancorp
3.70% due 01/30/24	200,000	207,458
Jefferies Group LLC
5.13% due 01/20/23	200,000	206,808
State Street Corp.
3.70% due 11/20/23	200,000	205,959
Aflac, Inc.
3.63% due 06/15/23	200,000	201,636
Goldman Sachs Group, Inc.
3.63% due 01/22/23	200,000	201,245
HCP, Inc.
4.25% due 11/15/23	200,000	200,037
Allstate Corp.
3.15% due 06/15/23	200,000	199,046
Capital One Financial Corp.
3.50% due 06/15/23	200,000	196,422
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	190,680
American Tower Corp.
3.50% due 01/31/23	200,000	190,656
MetLife, Inc.
4.37% due 09/15/23	100,000	106,080
Fifth Third Bancorp
4.30% due 01/16/24	100,000	102,627
Simon Property Group, LP
3.75% due 02/01/24	100,000	101,664

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Financial - 28.9% (continued)
Loews Corp.
2.63% due 05/15/23	$50,000	$47,430
Total Financial		7,791,056
Consumer, Non-cyclical - 16.3%
Coca-Cola Co.
3.20% due 11/01/23	200,000	202,801
2.50% due 04/01/23	200,000	193,880
UnitedHealth Group, Inc.
2.88% due 03/15/23	200,000	195,029
2.75% due 02/15/23	200,000	192,993
PepsiCo, Inc.
2.75% due 03/01/23	200,000	196,340
3.60% due 03/01/24	100,000	102,316
Zoetis, Inc.
3.25% due 02/01/23	300,000	284,278
Howard Hughes Corp.
3.50% due 09/01/23	200,000	207,193
Bristol-Myers Squibb Co.
3.25% due 11/01/23	200,000	204,337
Celgene Corp.
4.00% due 08/15/23	200,000	203,744
Phillip Morris International, Inc.
3.60% due 11/15/23	200,000	203,419
Kroger Co.
3.85% due 08/01/23	200,000	203,384
HCA, Inc.
4.75% due 05/01/23	200,000	203,248
Pfizer, Inc.
3.00% due 06/15/23	200,000	197,860
Merck & Co., Inc.
2.80% due 05/18/23	200,000	196,588
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	200,000	195,641
WellPoint, Inc.
3.30% due 01/15/23	200,000	194,198
Medtronic, Inc.
2.75% due 04/01/23	200,000	192,980
Anheuser - Busch InBev Finance Inc
2.63% due 01/17/23	200,000	191,487
Diageo Capital plc
2.63% due 04/29/23	200,000	190,851
ConAgra Foods, Inc.
3.20% due 01/25/23	200,000	187,443
Moody's Corp.
4.88% due 02/15/24	100,000	104,663
Mondelez International, Inc.
4.00% due 02/01/24	100,000	102,647

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Consumer, Non-cyclical - 16.3% (continued)
Lender Processing Services Incorporated / Black Knight Lending Solutions Inc
5.75% due 04/15/23	$34,000	$35,998
Total Consumer, Non-cyclical		4,383,318
Energy - 12.7%
BP Capital Markets plc
3.99% due 09/26/23	200,000	204,719
2.75% due 05/10/23	200,000	190,210
Kinder Morgan Energy Partners, LP
3.45% due 02/15/23	200,000	179,115
3.50% due 09/01/23	200,000	177,735
Shell International Finance BV
2.25% due 01/06/23	200,000	189,737
3.40% due 08/12/23	150,000	151,504
Schlumberger Investment S.A.
3.65% due 12/01/23	200,000	204,386
Chevron Corp.
3.19% due 06/24/23	200,000	200,473
Total Capital International S.A.
2.70% due 01/25/23	200,000	191,855
Enterprise Products Operating LLC
3.35% due 03/15/23	200,000	191,489
Total Capital Canada Ltd.
2.75% due 07/15/23	200,000	191,094
EOG Resources, Inc.
2.63% due 03/15/23	200,000	189,703
Access Midstream Partners LP / ACMP Finance Corp.
4.88% due 05/15/23	200,000	188,692
Regency Energy Partners LP / Regency Energy Finance Corp.
4.50% due 11/01/23	200,000	186,584
Energy Transfer Partners, LP
3.60% due 02/01/23	200,000	180,829
Continental Resources, Inc.
4.50% due 04/15/23	200,000	180,471
Spectra Energy Capital LLC
3.30% due 03/15/23	200,000	177,066
Halliburton Co.
3.50% due 08/01/23	150,000	150,146
Williams Companies, Inc.
3.70% due 01/15/23	100,000	86,852
Total Energy		3,412,660
Communications - 10.9%
Verizon Communication, Inc.
5.15% due 09/15/23	1,000,000	1,098,127
Time Warner Inc.
4.05% due 12/15/23	200,000	206,205
CC Holdings GS V LLC
3.85% due 04/15/23	200,000	197,230
Comcast Corp.
2.85% due 01/15/23	200,000	196,420
NBCUniversal Media LLC
2.88% due 01/15/23	200,000	195,113

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Communications - 10.9% (continued)
Interpublic Group of Companies, Inc.
3.75% due 02/15/23	$200,000	$194,830
Viacom, Inc.
4.25% due 09/01/23	200,000	190,628
Rogers Communications, Inc.
3.00% due 03/15/23	200,000	189,906
Vodacom Group plc
2.95% due 02/19/23	200,000	188,761
Time Warner Entertainment Company, LP
8.38% due 03/15/23	150,000	183,201
Motorola Solutions, Inc.
3.50% due 03/01/23	100,000	88,400
Total Communications		2,928,821
Consumer, Cyclical - 8.2%
Home Depot, Inc.
3.75% due 02/15/24	200,000	208,551
2.70% due 04/01/23	200,000	194,959
Starbucks Corp.
3.85% due 10/01/23	200,000	210,605
CVS Health Corp.
4.00% due 12/05/23	200,000	208,921
Ford Motor Credit Co. LLC
4.38% due 08/06/23	200,000	205,411
General Motors Co.
4.88% due 10/02/23	200,000	204,663
General Motors Financial Co., Inc.
4.25% due 05/15/23	200,000	197,024
Wal - Mart Stores, Inc.
2.55% due 04/11/23	200,000	192,739
Dollar General Corp.
3.25% due 04/15/23	200,000	190,555
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	200,000	185,847
Staples, Inc.
4.38% due 01/12/23	100,000	99,641
QVC, Inc.
4.38% due 03/15/23	100,000	95,824
Total Consumer, Cyclical		2,194,740
Technology - 7.7%
Apple Inc.
2.40% due 05/03/23	800,000	764,538
Microsoft Corp.
3.63% due 12/15/23	300,000	313,024
2.38% due 05/01/23	200,000	191,030
Oracle Corp.
3.63% due 07/15/23	300,000	307,554
International Business Machines Corp.
3.38% due 08/01/23	200,000	200,324
Seagate HDD Cayman
4.75% due 06/01/23	200,000	194,351

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Technology - 7.7% (continued)
Fidelity National Information Services, Inc.
3.50% due 04/15/23	$100,000	$92,918
Total Technology		2,063,739
Industrial - 5.6%
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	300,000	307,123
3.15% due 01/15/23	200,000	196,660
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	200,000	205,148
3.00% due 03/15/23	200,000	193,965
Cummins, Inc.
3.65% due 10/01/23	200,000	207,392
Caterpillar Financial Service Corp.
3.75% due 11/24/23	200,000	205,258
Norfolk Southern Corp.
2.90% due 02/15/23	200,000	193,050
Total Industrial		1,508,596
Basic Materials - 4.6%
LYB International Finance BV
4.00% due 07/15/23	200,000	201,938
El du Pont de Nemours & Co.
2.80% due 02/15/23	200,000	191,735
CF Industries, Inc.
3.45% due 06/01/23	200,000	189,722
Goldcorp, Inc.
3.70% due 03/15/23	200,000	184,964
Barrick Gold Corp.
4.10% due 05/01/23	200,000	177,138

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Basic Materials - 4.6% (continued)
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	$200,000	$154,000
Teck Resources Ltd.
3.75% due 02/01/231	200,000	150,230
Total Basic Materials		1,249,727
Utilities - 3.0%
Black Hills Corp.
4.25% due 11/30/23	200,000	209,273
Southern California Edison Co.
3.50% due 10/01/23	200,000	205,254
FirstEnergy Corp.
4.25% due 03/15/23	200,000	200,883
PPL Capital Funding Trust I
3.40% due 06/01/23	200,000	197,573
Total Utilities		812,983
Total Corporate Bonds
(Cost $26,967,008)		26,345,640

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.5%

BNY Mellon Separately Managed Cash Collateral Account, 0.1344%	123,200	$123,200
Total Securities Lending Collateral
(Cost $123,200)		123,200
Total Investments - 98.4%
(Cost $27,090,208)		$26,468,840
Other Assets & Liabilities, net - 1.6%		432,123
Total Net Assets - 100.0%		$26,900,963

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	All or portion of this security is on loan at August 31, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 41.5%
Morgan Stanley
3.70% due 10/23/24	$832,000	$832,292
3.88% due 04/29/24	750,000	762,761
Bank of America Corp.
4.20% due 08/26/24	665,000	660,836
4.00% due 04/01/24	583,000	596,726
4.13% due 01/22/24	167,000	172,657
JPMorgan Chase & Co.
3.88% due 09/10/24	731,000	721,420
3.63% due 05/13/24	375,000	374,739
3.88% due 02/01/24	167,000	170,400
Goldman Sachs Group, Inc.
3.85% due 07/08/24	583,000	589,664
4.00% due 03/03/24	431,000	441,344
Wells Fargo & Co.
3.30% due 09/09/24	665,000	659,635
4.48% due 01/16/24	249,000	260,187
Barclays Bank PLC
3.75% due 05/15/24	900,000	904,895
Intesa Sanpaolo SpA
5.02% due 06/26/241	500,000	489,581
5.25% due 01/12/24	350,000	374,947
BPCE S.A.
4.00% due 04/15/24	750,000	773,647
Credit Suisse
3.63% due 09/09/24	750,000	747,878
Royal Bank of Scotland Group plc
5.13% due 05/28/24	700,000	707,783
Citigroup, Inc.
3.75% due 06/16/24	416,000	420,477
4.00% due 08/05/24	164,000	162,132
Simon Property Group, LP
3.38% due 10/01/24	501,000	494,187
3.75% due 02/01/24	85,000	86,414
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	250,000	262,601
3.40% due 07/11/24	250,000	246,687
General Electric Capital Corp.
3.45% due 05/15/24	498,000	508,610
US Bancorp
3.60% due 09/11/24	498,000	500,555
HCP, Inc.
3.88% due 08/15/24	501,000	484,240
HSBC Holdings plc
4.25% due 03/14/24	450,000	451,749
Abbey National Treasury Services PLC
4.00% due 03/13/24	416,000	431,890
Aflac, Inc.
3.63% due 11/15/24	419,000	420,359
State Street Corp.
3.30% due 12/16/24	419,000	418,454
American Express Co.
3.63% due 12/05/24	419,000	410,447
Prudential Financial, Inc.
3.50% due 05/15/24	416,000	410,047

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 41.5% (continued)
Aon plc
3.50% due 06/14/24	$419,000	$406,274
PNC Financial Services Group, Inc.
3.90% due 04/29/24	375,000	379,534
PNC Bank NA
3.30% due 10/30/24	250,000	247,754
CNA Financial Corp.
3.95% due 05/15/24	218,000	217,007
BNP Paribas S.A.
4.25% due 10/15/24	200,000	199,854
Barclays plc
4.38% due 09/11/24	200,000	193,062
American Tower Corp.
5.00% due 02/15/24	167,000	174,649
American International Group, Inc.
4.13% due 02/15/24	167,000	173,149
BlackRock, Inc.
3.50% due 03/18/24	167,000	169,761
NASDAQ OMX Group, Inc.
4.25% due 06/01/24	167,000	169,485
WP Carey, Inc.
4.60% due 04/01/24	167,000	168,926
Metlife Inc.
3.60% due 04/10/24	167,000	167,780
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	167,000	167,471
Deutsche Bank AG/London
3.70% due 05/30/24	167,000	166,176
Boston Properties LP
3.80% due 02/01/24	164,000	165,425
Bank of New York Mellon Corp.
3.40% due 05/15/24	164,000	165,039
Synchrony Financial
4.25% due 08/15/24	167,000	164,738
ACE INA Holdings, Inc.
3.35% due 05/15/24	123,000	120,847
HSBC USA, Inc.
3.50% due 06/23/24	100,000	100,301
Fifth Third Bancorp
4.30% due 01/16/24	85,000	87,233
Capital One Financial Corp.
3.75% due 04/24/24	85,000	83,016
Total Financial		19,837,722
Energy - 14.2%
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	600,000	610,696
Total Capital International S.A.
3.70% due 01/15/24	308,000	314,547
3.75% due 04/10/24	167,000	170,379
Marathon Petroleum Corp.
3.63% due 09/15/24	501,000	484,081

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 14.2% (continued)
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	$501,000	$467,234
Exxon Mobil Corp.
3.18% due 03/15/24	419,000	424,547
Canadian National Resources, Ltd.
3.80% due 04/15/24	419,000	394,522
Enbridge, Inc.
3.50% due 06/10/24	419,000	372,719
BP Capital Markets plc
3.81% due 02/10/24	331,000	333,319
Enterprise Products Operating LLC
3.90% due 02/15/24	331,000	323,569
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	167,000	155,015
4.25% due 09/01/24	167,000	152,932
Williams Companies, Inc.
4.55% due 06/24/24	267,000	236,984
Williams Partners LP
4.30% due 03/04/24	230,000	213,098
Continental Resources, Inc.
3.80% due 06/01/24	249,000	209,838
Kerr-McGee Corp.
6.95% due 07/01/24	164,000	193,839
Cimarex Energy Co.
4.38% due 06/01/24	200,000	193,406
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	200,000	186,760
Newfield Exploration Co.
5.63% due 07/01/24	167,000	163,326
ConocoPhillips Co.
3.35% due 11/15/24	167,000	162,282
Anadarko Petroleum Corp.
3.45% due 07/15/242	167,000	160,692
Suncor Energy, Inc.
3.60% due 12/01/24	164,000	160,573
Access Midstream Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	167,000	155,983
Husky Energy, Inc.
4.00% due 04/15/24	167,000	155,689
El Paso Pipeling Partners Operating Co. LLC
4.30% due 05/01/24	167,000	151,981
Ensco plc
4.50% due 10/01/242	167,000	142,044
Noble Energy, Inc.
3.90% due 11/15/24	123,000	116,421
Total Energy		6,806,476
Consumer, Non-cyclical - 14.1%
HCA, Inc.
5.00% due 03/15/24	619,000	635,249

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Novartis Capital Corp.
3.40% due 05/06/24	$501,000	$512,898
Wyeth LLC
6.45% due 02/01/24	416,000	510,944
Anthem, Inc.
3.50% due 08/15/24	501,000	485,732
Pfizer, Inc.
3.40% due 05/15/24	419,000	420,176
Phillip Morris International, Inc.
3.25% due 11/10/24	419,000	414,213
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	331,000	339,867
Altira Group Inc
4.00% due 01/31/24	331,000	337,124
Gilead Sciences, Inc.
3.70% due 04/01/24	331,000	335,619
Becton Dickinson & Co.
3.73% due 12/15/24	331,000	330,688
Amgen, Inc.
3.63% due 05/22/24	331,000	327,276
Tyson Foods, Inc.
3.95% due 08/15/24	249,000	249,476
Aetna Inc.
3.50% due 11/15/24	200,000	196,148
Perrigo Finance plc
3.90% due 12/15/24	200,000	194,329
Colgate-Palmolive Co.
3.25% due 03/15/24	167,000	171,776
Medtronic, Inc.
3.63% due 03/15/24	167,000	169,724
McKesson Corp.
3.80% due 03/15/24	167,000	169,285
Mastercard, Inc.
3.38% due 04/01/24	167,000	169,174
The Clorox Co.
3.50% due 12/15/24	167,000	166,065
Celgene Corp.
3.63% due 05/15/24	167,000	164,620
Actavis Funding SCS
3.85% due 06/15/24	167,000	163,082
Moody's Corp.
4.88% due 02/15/24	85,000	88,963
PepsiCo, Inc.
3.60% due 03/01/24	85,000	86,969
Express Scripts Holding Co.
3.50% due 06/15/24	85,000	82,166
Total Consumer, Non-cyclical		6,721,563
Communications - 8.8%
DirectTV Holdings, LLC/DirectTV Financing Co., Inc.
4.45% due 04/01/24	539,000	545,695
Comcast Corp.
3.60% due 03/01/24	419,000	428,094
Google, Inc.
3.38% due 02/25/24	375,000	382,480
Time Warner, Inc.
3.55% due 06/01/24	375,000	368,176

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 8.8% (continued)
Amazon.com, Inc.
3.80% due 12/05/24	$$367,000	$367,942
Verizon Communication, Inc.
3.50% due 11/01/24	200,000	195,815
4.15% due 03/15/24	167,000	170,940
Motorola Solutions, Inc.
4.00% due 09/01/24	293,000	269,891
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	200,000	199,443
Cisco Systems, Inc.
3.63% due 03/04/24	167,000	172,426
AT&T Inc.
3.90% due 03/11/242	167,000	167,019
Expedia, Inc.
4.50% due 08/15/24	167,000	166,997
Omnicom Group, Inc.
3.65% due 11/01/24	167,000	162,830
CBS Corp.
3.70% due 08/15/24	167,000	161,539
Viacom, Inc.
3.88% due 04/01/24	167,000	155,227
21st Century Fox America, Inc.
3.70% due 09/15/24	121,000	119,139
WPP Finance 2010
3.75% due 09/19/24	82,000	80,300
eBay, Inc.
3.45% due 08/01/24	85,000	78,875
Total Communications		4,192,828
Consumer, Cyclical - 5.7%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	531,000	520,356
Wal - Mart Stores, Inc.
3.30% due 04/22/24	331,000	334,569
Magna International, Inc.
3.63% due 06/15/24	331,000	323,558
Newell Rubbermaid, Inc.
4.00% due 12/01/24	293,000	297,700
Ford Motor Credit Co. LLC
3.66% due 09/08/24	200,000	193,785
Target Corp.
3.50% due 07/01/24	167,000	171,952
Ingram Micro, Inc.
4.95% due 12/15/24	167,000	170,898
McDonald's Corp.
3.25% due 06/10/24	164,000	162,634
Macy's Retail Holdings, Inc.
3.63% due 06/01/24	167,000	160,905
QVC, Inc.
4.85% due 04/01/24	167,000	160,436
Delphi Corp.
4.15% due 03/15/24	123,000	125,498

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Cyclical - 5.7% (continued)
CVS Health Corp.
3.38% due 08/12/24	$85,000	$83,482
Total Consumer, Cyclical		2,705,773
Technology - 4.5%
Apple Inc.
3.45% due 05/06/24	750,000	764,340
KLA-Tencor Corp.
4.65% due 11/01/24	419,000	412,838
Oracle Corp.
3.40% due 07/08/24	331,000	331,247
International Business Machines Corp.
3.63% due 02/12/24	300,000	304,403
Pitney Bowes, Inc.
4.63% due 03/15/24	167,000	167,576
Fidelity National Information Services, Inc.
3.88% due 06/05/24	167,000	156,155
Total Technology		2,136,559
Basic Materials - 4.2%
LyondellBasell Industries NV
5.75% due 04/15/24	450,000	505,048
Monsanto Co.
3.38% due 07/15/24	419,000	403,349
Alcoa, Inc.
5.13% due 10/01/24	249,000	245,265
International Paper Co.
3.65% due 06/15/24	249,000	243,999
Georgia-Pacific LLC
8.00% due 01/15/24	167,000	215,554
Dow Chemical Co.
3.50% due 10/01/24	167,000	161,168
Freeport-McMoRan, Inc.
4.55% due 11/14/242	200,000	155,375
Potash Corp. of Saskatchewan, Inc.
3.63% due 03/15/24	85,000	84,380
Total Basic Materials		2,014,138
Industrial - 4.2%
FedEx Corp.
4.00% due 01/15/24	375,000	387,385
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	367,000	374,700
Caterpillar Inc.
3.40% due 05/15/24	331,000	332,963
Illinois Tool Works, Inc.
3.50% due 03/01/24	317,000	324,043
General Electirc Co.
3.38% due 03/11/24	167,000	169,491
CSX Corp.
3.40% due 08/01/24	167,000	166,218
L-3 Communications Corp.
3.95% due 05/28/24	167,000	159,843

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 4.2% (continued)
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	$85,000	$87,018
Total Industrial		2,001,661
Utilities - 1.4%
Sempra Energy
3.55% due 06/15/24	331,000	327,369
Duke Energy Corp.
3.75% due 04/15/24	167,000	169,092
Southern California Gas Co.
3.15% due 09/15/24	167,000	167,417
Total Utilities		663,878
Total Corporate Bonds
(Cost $49,103,238)		47,080,598

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1353%	$521,312	521,312
Total Securities Lending Collateral
(Cost $521,312)		521,312
Total Investments - 99.7%
(Cost $49,624,550)		$47,601,910
Other Assets & Liabilities, net - 0.3%		135,211
Total Net Assets - 100.0%		$47,737,121

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $489,581 (cost $489,345), or 1.0% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 —- See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† - 57.6%
United States Treasury Bill
0.00% due 09/17/15	$241,471,200	$241,471,925
0.00% due 10/22/15	64,299,800	64,299,671
Total U.S. Government Securities
(Cost $305,767,387)		305,771,596

CORPORATE BONDS†† - 41.6%
Consumer, Non-cyclical - 11.9%
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	18,855,000	19,939,163
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	16,022,000	16,783,045
Tenet Healthcare Corp.
8.00% due 08/01/20	6,456,000	6,754,590
Hertz Corp.
7.50% due 10/15/18	5,027,000	5,146,391
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	4,416,000	4,552,896
Endo Finance LLC / Endo Finco, Inc.
7.25% due 12/15/201	3,160,000	3,306,150
LifePoint Health, Inc.
6.63% due 10/01/20	3,026,000	3,147,040
Kinetic Concepts Incorporated / KCI USA Inc
12.50% due 11/01/19	1,902,000	2,049,405
HealthSouth Corp.
7.75% due 09/15/22	1,563,000	1,633,335
Total Consumer, Non-cyclical		63,312,015
Industrial - 7.8%
Novelis, Inc.
8.75% due 12/15/20	10,095,000	10,120,237
Ardagh Packaging Finance plc
9.13% due 10/15/201	8,636,000	9,089,390
CNH Industrial Capital LLC
3.88% due 11/01/15	6,968,000	6,985,420
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	4,551,000	4,650,553
Manitowoc Co., Inc.
8.50% due 11/01/20	4,352,000	4,572,320
Spirit AeroSystems, Inc.
6.75% due 12/15/20	2,848,000	2,983,565
Covanta Holding Corp.
7.25% due 12/01/20	2,805,000	2,938,378
Total Industrial		41,339,863
Communications - 7.4%
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	15,864,000	15,308,760
Univision Communications, Inc.
8.50% due 05/15/211	11,670,000	12,225,725

	Face
	Amount	Value
CORPORATE BONDS†† - 41.6% (continued)
Communications - 7.4% (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38% due 06/01/20	$5,362,000	$5,603,290
Altice Financing S.A.
7.88% due 12/15/191	5,200,000	5,447,000
TEGNA, Inc.
6.38% due 09/01/15	757,000	757,000
Total Communications		39,341,775
Consumer, Cyclical - 5.6%
Goodyear Tire & Rubber Co.
8.25% due 08/15/20	8,683,000	9,084,588
Hanesbrands, Inc.
6.37% due 12/15/20	7,187,000	7,510,414
Sally Holdings LLC / Sally Capital, Inc.
6.88% due 11/15/19	5,257,000	5,506,707
Tenneco, Inc.
6.88% due 12/15/20	3,599,000	3,769,953
Jarden Corp.
6.13% due 11/15/22	2,103,000	2,181,863
Petco Animal Supplies, Inc.
9.25% due 12/01/181	1,223,000	1,268,863
Pinnacle Entertainment, Inc.
7.50% due 04/15/21	339,000	360,188
Total Consumer, Cyclical		29,682,576
Technology - 3.4%
First Data Corp.
7.38% due 06/15/191	6,659,000	6,922,697
8.88% due 08/15/201	3,869,000	4,053,164
SunGard Data Systems, Inc.
7.63% due 11/15/20	5,029,000	5,286,736
Dell, Inc.
2.30% due 09/10/15	1,573,000	1,566,118
Total Technology		17,828,715
Financial - 3.2%
American Capital Ltd.
6.50% due 09/15/181	5,584,000	5,758,500
International Lease Finance Corp.
8.63% due 09/15/15	4,630,000	4,638,797
Iron Mountain, Inc.
7.75% due 10/01/19	3,402,000	3,546,585
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/192	2,808,000	2,937,870
Springleaf Finance Corp.
5.40% due 12/01/15	283,000	284,061
Total Financial		17,165,813
Utilities - 1.6%
NRG Energy, Inc.
8.25% due 09/01/20	8,047,000	8,348,763
Basic Materials - 0.6%
JM Huber Corp.
9.88% due 11/01/191	1,561,000	1,658,563

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 41.6% (continued)
Basic Materials - 0.6% (continued)
Huntsman International LLC
8.63% due 03/15/212	$1,525,000	$1,597,300
Total Basic Materials		3,255,863
Energy - 0.1%
Whiting Canadian Holding Company ULC
8.13% due 12/01/19	362,000	349,330
Bill Barrett Corp.
7.63% due 10/01/192	345,000	275,138
Total Energy		624,468
Total Corporate Bonds
(Cost $222,676,653)		220,899,851
SECURITIES LENDING COLLATERAL†,3 - 0.4%

	Shares	Value
BNY Mellon Separately Managed Cash Collateral Account, 0.1284%	1,873,610	$1,873,610
Total Securities Lending Collateral
(Cost $1,873,610)		1,873,610
Total Investments - 99.6%
(Cost $530,317,650)		$528,545,057
Other Assets & Liabilities, net - 0.4%		2,111,128
Total Net Assets - 100.0%		$530,656,185

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $54,282,948 (cost $54,294,498), or 10.2% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.0%
Consumer, Cyclical - 21.6%
FCA US LLC / CG Company-Issuer, Inc.
8.25% due 06/15/21	$34,566,000	$37,165,362
HD Supply, Inc.
11.50% due 07/15/20	15,431,000	17,745,649
11.00% due 04/15/20	9,209,000	10,279,546
7.50% due 07/15/20	6,847,000	7,343,408
MGM Resorts International
7.50% due 06/01/16	11,527,000	11,959,262
10.00% due 11/01/16	9,123,000	9,875,648
6.88% due 04/01/16	3,060,000	3,151,800
Rite Aid Corp.
9.25% due 03/15/20	15,893,000	17,154,507
Sabre Holdings Corp.
8.35% due 03/15/16	9,412,000	9,741,420
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	5,727,000	5,941,763
Dana Holding Corp.
6.75% due 02/15/21	4,201,000	4,384,794
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.38% due 08/01/21	3,968,000	4,166,400
Wolverine World Wide, Inc.
6.13% due 10/15/20	3,861,000	4,054,050
Office Depot, Inc.
9.75% due 03/15/191	3,696,000	4,029,194
Tempur Sealy International, Inc.
6.88% due 12/15/20	2,481,000	2,667,075
National CineMedia LLC
7.88% due 07/15/21	2,463,000	2,579,993
Standard Pacific Corp.
10.75% due 09/15/16	2,098,000	2,297,310
DR Horton, Inc.
6.50% due 04/15/16	1,988,000	2,040,185
Lennar Corp.
6.50% due 04/15/16	1,099,000	1,130,596
Quiksilver, Inc. / QS Wholesale, Inc.
7.88% due 08/01/181,2	408,000	344,760
Icon Health & Fitness, Inc.
11.88% due 10/15/161	176,000	175,560
Total Consumer, Cyclical		158,228,282
Communications - 20.6%
Sprint Communications, Inc.
6.00% due 12/01/16	35,194,000	36,051,853
DISH DBS Corp.
7.13% due 02/01/16	24,132,000	24,524,144
Level 3 Financing, Inc.
8.63% due 07/15/20	16,278,000	17,287,236
AMC Networks, Inc.
7.75% due 07/15/21	13,120,000	14,071,200
Harron Communications, LP/Harron Finance Corp.
9.13% due 04/01/201	12,053,000	13,002,174
Alcatel-Lucent USA, Inc.
8.88% due 01/01/201	10,400,000	11,329,500

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Communications - 20.6% (continued)
Altice Finco S.A.
9.88% due 12/15/201	$9,500,000	$10,449,999
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	7,063,000	7,786,958
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75% due 12/01/161	6,020,000	6,877,850
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	4,157,000	4,042,683
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	3,236,000	3,575,780
j2 Global, Inc.
8.00% due 08/01/20	861,000	927,728
New York Times Co.
6.63% due 12/15/16	498,000	525,390
Ancestry.com, Inc.
11.00% due 12/15/20	438,000	488,918
Total Communications		150,941,413
Financial - 14.0%
Ally Financial, Inc.
3.50% due 07/18/16	22,222,000	22,499,775
3.13% due 01/15/16	6,481,000	6,489,101
Navient LLC
6.25% due 01/25/16	21,171,000	21,369,477
International Lease Finance Corp.
5.75% due 05/15/16	16,420,000	16,748,400
iStar Financial, Inc.
5.88% due 03/15/16	5,557,000	5,647,301
3.88% due 07/01/16	5,337,000	5,350,343
Springleaf Finance Corp.
5.75% due 09/15/16	10,100,000	10,365,125
Realogy Group LLC / Sunshine Group Florida Ltd.
3.38% due 05/01/161	8,109,000	8,149,545
Realogy Group LLC
9.00% due 01/15/201,2	2,609,000	2,775,324
GEO Group, Inc.
6.63% due 02/15/21	1,567,000	1,641,433
Genworth Financial, Inc.
8.63% due 12/15/16	1,174,000	1,242,973
Total Financial		102,278,797
Industrial - 12.0%
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II
5.63% due 12/15/161	12,297,000	12,281,628
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	11,358,000	12,082,073
USG Corp.
6.30% due 11/15/16	8,184,000	8,472,894
7.88% due 03/30/201	3,245,000	3,464,038

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Industrial - 12.0% (continued)
CNH Industrial Capital LLC
6.25% due 11/01/16	$10,064,000	$10,504,300
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	9,650,000	10,156,625
CNH Industrial America LLC
7.25% due 01/15/16	5,543,000	5,640,003
Owens-Brockway Glass Container, Inc.
7.38% due 05/15/16	4,580,000	4,768,925
ADS Waste Holdings, Inc.
8.25% due 10/01/20	4,568,000	4,750,720
Louisiana-Pacific Corp.
7.50% due 06/01/20	4,062,000	4,315,875
Building Materials Corporation of America
6.75% due 05/01/211	3,753,000	3,940,650
Hanson Ltd.
6.13% due 08/15/16	2,945,000	3,072,519
Summit Materials LLC / Summit Materials Finance Corp.
10.50% due 01/31/20	2,136,000	2,312,220
Nortek, Inc.
8.50% due 04/15/21	1,865,000	2,007,206
Total Industrial		87,769,676
Consumer, Non-cyclical - 8.8%
HCA, Inc.
6.50% due 02/15/16	17,229,000	17,573,580
United Rentals North America, Inc.
8.25% due 02/01/21	5,335,000	5,668,437
7.38% due 05/15/20	4,608,000	4,913,280
Constellation Brands, Inc.
7.25% due 09/01/16	9,027,000	9,467,066
Live Nation Entertainment, Inc.
7.00% due 09/01/201	4,428,000	4,715,820
Endo Finance LLC / Endo Finco, Inc.
7.75% due 01/15/221	4,397,000	4,710,286
RR Donnelley & Sons Co.
8.60% due 08/15/16	3,731,000	3,931,541
SUPERVALU, Inc.
8.00% due 05/01/16	2,898,000	3,010,298
American Achievement Corp.
10.88% due 04/15/161,2	2,940,000	2,925,300
Prestige Brands, Inc.
8.13% due 02/01/20	2,519,000	2,682,735
Hertz Corp.
7.38% due 01/15/212	2,181,000	2,284,598
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/161,2	1,307,000	1,313,535
Elizabeth Arden, Inc.
7.38% due 03/15/212	841,000	534,035

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Consumer, Non-cyclical - 8.8% (continued)
JBS USA LLC / JBS USA Finance, Inc.
7.25% due 06/01/211	$492,000	$515,985
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/221	94,000	99,288
Total Consumer, Non-cyclical		64,345,784
Technology - 7.6%
First Data Corp.
12.63% due 01/15/21	24,102,000	27,747,427
11.75% due 08/15/21	9,131,000	10,308,899
10.63% due 06/15/21	4,363,000	4,837,476
11.25% due 01/15/21	2,885,000	3,195,138
NXP BV / NXP Funding LLC
3.50% due 09/15/161	7,541,000	7,597,558
Dell, Inc.
3.10% due 04/01/16	1,928,000	1,928,000
Total Technology		55,614,498
Energy - 5.2%
Sabine Pass LNG, LP
7.50% due 11/30/16	27,007,000	27,952,245
Chesapeake Energy Corp.
3.25% due 03/15/162	10,150,000	9,978,719
Range Resources Corp.
5.75% due 06/01/21	408,000	393,720
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	154,000	146,300
Targa Resources Partners LP / Targas Resources Finance Corp.
6.88% due 02/01/21	37,000	37,185
Total Energy		38,508,169
Basic Materials - 4.4%
ArcelorMittal
4.50% due 03/01/16	8,805,000	8,915,063
First Quantum Minerals Ltd.
8.75% due 06/01/201	7,065,000	7,630,200
Kaiser Aluminum Corp.
8.25% due 06/01/20	5,284,000	5,640,670
Steel Dynamics, Inc.
6.13% due 08/15/19	3,776,000	3,931,760
Global Brass and Copper, Inc.
9.50% due 06/01/19	3,451,000	3,722,766
Vedanta Resources plc
6.75% due 06/07/161,2	2,750,000	2,708,750
Total Basic Materials		32,549,209
Utilities - 3.8%
NRG Energy, Inc.
7.88% due 05/15/21	20,538,000	21,308,175
PPL Energy Supply LLC
6.20% due 05/15/16	4,205,000	4,273,331
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	1,600,000	1,624,000

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Utilities - 3.8% (continued)
DPL, Inc.
6.50% due 10/15/16	$611,000	$627,803
Total Utilities		27,833,309
Total Corporate Bonds
(Cost $719,030,569)		718,069,137

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1346%	16,341,809	$16,341,809
Total Securities Lending Collateral
(Cost $16,341,809)		16,341,809
Total Investments - 100.2%
(Cost $735,372,378)		734,410,946
Other Assets & Liabilities, net - (0.2)%		(1,398,355)
Total Net Assets - 100.0%		$733,012,591

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $109,036,944 (cost $109,047,053), or 14.9% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1%
Financial - 26.7%
Ally Financial, Inc.
5.50% due 02/15/17	$8,371,000	$8,665,659
2.75% due 01/30/17	7,381,000	7,371,774
6.25% due 12/01/17	6,822,000	7,282,485
3.25% due 09/29/17	2,500,000	2,506,250
8.00% due 12/31/18	294,000	327,075
CIT Group, Inc.
4.25% due 08/15/17	14,049,000	14,294,857
5.00% due 05/15/17	9,591,000	9,890,719
International Lease Finance Corp.
8.75% due 03/15/17	13,544,000	14,722,327
8.88% due 09/01/17	4,762,000	5,256,058
Springleaf Finance Corp.
6.90% due 12/15/17	14,900,000	15,868,499
6.50% due 09/15/17	3,900,000	4,104,750
Navient Corp.
6.00% due 01/25/17	10,076,000	10,264,925
4.63% due 09/25/17	5,048,000	5,022,760
ARC Properties Operating Partnership, LP
2.00% due 02/06/17	11,750,000	11,500,313
iStar, Inc.
4.00% due 11/01/17	5,789,000	5,672,062
9.00% due 06/01/17	3,318,000	3,591,735
Aircastle Ltd.
6.75% due 04/15/17	5,690,000	6,017,175
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/171	4,449,000	4,599,154
Synovus Financial Corp.
5.13% due 06/15/17	4,057,000	4,190,881
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
2.75% due 05/15/17	4,000,000	3,970,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38% due 10/01/17	3,798,000	3,926,183
AerCap Aviation Solutions BV
6.38% due 05/30/17	3,000,000	3,157,500
Total Financial		152,203,141
Communications - 19.0%
Sprint Communications, Inc.
8.38% due 08/15/17	12,903,000	13,677,179
9.13% due 03/01/17	9,633,000	10,283,228
Univision Communications, Inc.
6.75% due 09/15/221	10,708,000	11,363,865
Windstream Services LLC
7.88% due 11/01/17	10,483,000	10,994,045
Cablevision Systems Corp.
8.63% due 09/15/17	8,275,000	9,061,124
DISH DBS Corp.
4.63% due 07/15/17	8,351,000	8,549,336
CenturyLink, Inc.
6.00% due 04/01/17	3,331,000	3,485,059
5.15% due 06/15/17	3,214,000	3,306,403

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Communications - 19.0% (continued)
Alcatel-Lucent USA, Inc.
4.63% due 07/01/171	$5,850,000	$6,025,500
Frontier Communications Corp.
8.25% due 04/15/17	5,190,000	5,585,737
McClatchy Co.
9.00% due 12/15/222	4,901,000	4,447,658
5.75% due 09/01/17	200,000	201,500
Telesat Canada / Telesat LLC
6.00% due 05/15/171	4,579,000	4,647,685
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	4,450,000	4,561,250
Bankrate, Inc.
6.13% due 08/15/181	2,130,000	2,098,050
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/171	2,028,000	2,095,178
American Media, Inc.
11.50% due 12/15/172	1,958,000	2,038,768
Spanish Broadcasting System, Inc.
12.50% due 04/15/171	1,958,000	2,033,873
Visant Corp.
10.00% due 10/01/17	2,449,000	2,008,180
Lamar Media Corp.
5.88% due 02/01/22	1,714,000	1,799,700
Total Communications		108,263,318
Industrial - 12.0%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	13,340,000	14,525,925
Novelis, Inc.
8.38% due 12/15/17	11,009,000	11,036,523
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is
6.00% due 06/15/171	6,690,000	6,681,638
SPX Corp.
6.88% due 09/01/17	5,265,000	5,633,550
WireCo WorldGroup, Inc.
9.50% due 05/15/17	5,847,000	4,999,185
CNH Industrial Capital LLC
3.25% due 02/01/17	4,340,000	4,334,575
International Wire Group Holdings, Inc.
8.50% due 10/15/171,2	3,958,000	4,086,635
Abengoa Finance SAU
8.88% due 11/01/171,2	5,500,000	3,877,500
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	4,410,000	3,759,525
Greif, Inc.
6.75% due 02/01/17	3,223,000	3,368,035
Hapag-Lloyd AG
9.75% due 10/15/171,2	2,000,000	2,070,000
Norbord Delaware GP I
7.70% due 02/15/171	1,878,000	2,000,070

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Industrial - 12.0% (continued)
Pactiv LLC
8.13% due 06/15/17	$1,380,000	$1,493,850
Sequa Corp.
7.00% due 12/15/171,2	1,303,000	690,590
Total Industrial		68,557,601
Consumer, Cyclical - 11.7%
VWR Funding, Inc.
7.25% due 09/15/17	7,163,000	7,392,215
Toys R Us Property Company II LLC
8.50% due 12/01/172	7,160,000	6,980,999
MGM Resorts International
7.63% due 01/15/17	6,247,000	6,590,585
Lennar Corp.
4.75% due 12/15/17	3,328,000	3,461,119
12.25% due 06/01/17	2,290,000	2,656,400
4.75% due 11/15/22	194,000	194,000
L Brands, Inc.
6.90% due 07/15/17	5,305,000	5,769,188
Jarden Corp.
7.50% due 05/01/17	5,000,000	5,400,000
Viking Cruises Ltd.
8.50% due 10/15/221	3,463,000	3,826,615
H&E Equipment Services, Inc.
7.00% due 09/01/22	3,772,000	3,772,000
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp.
8.88% due 04/15/171	3,407,000	3,379,318
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	2,570,000	2,740,263
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/211	2,541,000	2,687,108
KB Home
9.10% due 09/15/17	2,413,000	2,678,430
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,432,000	2,535,360
Sonic Automotive, Inc.
7.00% due 07/15/22	1,803,000	1,942,733
JC Penney Corporation, Inc.
7.95% due 04/01/172	1,172,000	1,221,810
DR Horton, Inc.
4.75% due 05/15/17	1,085,000	1,125,688
Toys R Us, Inc.
10.38% due 08/15/172	1,223,000	914,193
Ryland Group, Inc.
8.40% due 05/15/17	735,000	808,500
Logan's Roadhouse, Inc.
10.75% due 10/15/17	538,000	381,980
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	108,000	112,590

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Cyclical - 11.7% (continued)
Bon-Ton Department Stores, Inc.
10.63% due 07/15/17	$96,000	$95,040
Total Consumer, Cyclical		66,666,134
Consumer, Non-cyclical - 10.6%
United Rentals North America, Inc.
7.63% due 04/15/22	12,574,000	13,611,354
Constellation Brands, Inc.
7.25% due 05/15/17	6,311,000	6,811,936
DS Services of America, Inc.
10.00% due 09/01/211	4,794,000	5,591,003
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	4,732,000	5,146,050
Capella Healthcare, Inc.
9.25% due 07/01/17	4,693,000	4,833,790
Centene Corp.
5.75% due 06/01/17	3,993,000	4,202,632
Health Net, Inc.
6.38% due 06/01/17	3,899,000	4,093,950
Service Corporation International
7.00% due 06/15/17	3,578,000	3,864,240
Spectrum Brands, Inc.
6.63% due 11/15/22	3,435,000	3,705,438
Smithfield Foods, Inc.
7.75% due 07/01/17	2,531,000	2,752,462
6.63% due 08/15/22	5,000	5,338
RR Donnelley & Sons Co.
6.13% due 01/15/17	2,534,000	2,591,015
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.88% due 11/15/17	1,958,000	2,004,503
Ashtead Capital, Inc.
6.50% due 07/15/221	750,000	783,750
Vantage Oncology LLC / Vantage Oncology Finance Co.
9.50% due 06/15/171	488,000	444,080
Total Consumer, Non-cyclical		60,441,541
Basic Materials - 7.8%
ArcelorMittal
5.25% due 02/25/17	12,387,000	12,634,740
Perstorp Holding AB
8.75% due 05/15/171	5,000,000	5,162,500
11.00% due 08/15/171	3,000,000	3,120,000
Ryerson Incorporated / Joseph T Ryerson & Son Inc
9.00% due 10/15/17	6,928,000	6,339,120
United States Steel Corp.
6.05% due 06/01/17	5,037,000	5,112,555
Commercial Metals Co.
6.50% due 07/15/17	3,508,000	3,648,320
Thompson Creek Metals Co., Inc.
9.75% due 12/01/172	3,168,000	2,914,560

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Basic Materials - 7.8% (continued)
Steel Dynamics, Inc.
6.38% due 08/15/22	$2,449,000	$2,540,838
Sappi Papier Holding GmbH
7.75% due 07/15/171	1,750,000	1,881,250
American Gilsonite Co.
11.50% due 09/01/171	1,055,000	859,825
Evraz Group S.A.
7.40% due 04/24/171	500,000	506,995
Total Basic Materials		44,720,703
Energy - 5.8%
Chesapeake Energy Corp.
6.50% due 08/15/172	7,075,000	6,793,485
WPX Energy, Inc.
5.25% due 01/15/17	4,709,000	4,638,365
NGPL PipeCo LLC
7.12% due 12/15/171	4,419,000	4,131,765
Concho Resources, Inc.
6.50% due 01/15/22	3,566,000	3,655,899
Laredo Petroleum, Inc.
7.38% due 05/01/22	2,639,000	2,586,220
Tesoro Corp.
4.25% due 10/01/17	2,449,000	2,516,348
Sanchez Energy Corp.
7.75% due 06/15/212	2,940,000	2,499,000
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,589,000	2,058,255
Pacific Drilling V Ltd.
7.25% due 12/01/171,2	2,500,000	1,937,500
Swift Energy Co.
7.13% due 06/01/172	1,993,000	587,935
Chaparral Energy, Inc.
7.63% due 11/15/22	1,317,000	572,895

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Energy - 5.8% (continued)
PetroQuest Energy, Inc.
10.00% due 09/01/17	$488,000	$419,070
Penn Virginia Corp.
8.50% due 05/01/20	1,563,000	414,195
Total Energy		32,810,932
Utilities - 2.4%
Calpine Corp.
7.88% due 01/15/231	7,448,000	8,006,600
GenOn Energy, Inc.
7.88% due 06/15/17	6,000,000	5,760,000
Total Utilities		13,766,600
Technology - 1.1%
Unisys Corp.
6.25% due 08/15/17	2,714,000	2,778,458
DynCorp International, Inc.
10.38% due 07/01/17	2,658,000	1,953,630
Aspect Software, Inc.
10.63% due 05/15/17	1,470,000	1,304,625
Total Technology		6,036,713
Total Corporate Bonds
(Cost $571,917,998)		553,466,683

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.1277%	17,287,496	$17,287,496
Total Securities Lending Collateral
(Cost $17,287,496)		17,287,496
Total Investments - 100.1%
(Cost $589,205,494)		$570,754,179
Other Assets & Liabilities, net - (0.1)%		(339,815)
Total Net Assets - 100.0%		$570,414,364

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $94,588,047 (cost $98,744,808), or 16.6% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 – See Note 4.
3	Securities lending collateral – See Note 4.

State maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS†† - 0.0%**
Common Stock - 0.0%**
CEVA Group*	90	$69,077
Total Common Stocks
(Cost $120,716)		69,077
PREFERRED STOCKS†† - 0.0%**
Preferred Stock - 0.0%**
CEVA Group*	194	149,534
Total Preferred Stocks
(Cost $261,320)		149,534

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6%
Consumer, Non-cyclical - 16.7%
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/181	9,352,000	9,802,064
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	8,334,000	8,552,767
Tenet Healthcare Corp.
6.25% due 11/01/18	6,065,000	6,588,106
Alere, Inc.
7.25% due 07/01/18	2,214,000	2,321,932
8.63% due 10/01/18	2,150,000	2,207,255
Avon Products, Inc.
4.20% due 07/15/182	2,322,000	2,136,240
5.75% due 03/01/182	2,000,000	1,950,000
Safway Group Holding LLC / Safway Finance Corp.
7.00% due 05/15/181	3,750,000	3,843,338
inVentiv Health, Inc.
9.00% due 01/15/181	3,500,000	3,646,563
NBTY, Inc.
9.00% due 10/01/18	3,400,000	3,493,500
HCA, Inc.
8.00% due 10/01/18	2,850,000	3,277,500
Central Garden & Pet Co.
8.25% due 03/01/182	2,802,000	2,865,045
Marfrig Holding Europe BV
8.38% due 05/09/181	2,700,000	2,639,250
Harland Clarke Holdings Corp.
9.75% due 08/01/181	2,500,000	2,578,125
Smithfield Foods, Inc.
5.25% due 08/01/181	2,437,000	2,485,740
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/181	2,100,000	2,331,000
Service Corporation International
7.63% due 10/01/18	1,851,000	2,082,375
NES Rentals Holdings, Inc.
7.88% due 05/01/181	2,027,000	2,021,933
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/181	2,250,000	1,828,125
RR Donnelley & Sons Co.
7.25% due 05/15/18	1,652,000	1,760,569

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6% (continued)
Consumer, Non-cyclical - 16.7% (continued)
Hanger, Inc.
7.13% due 11/15/182	$1,720,000	$1,702,800
PRA Holdings, Inc.
9.50% due 10/01/231	1,500,000	1,680,000
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	1,657,000	1,673,570
Hertz Corp.
4.25% due 04/01/18	1,300,000	1,319,500
Total Consumer, Non-cyclical		74,787,297
Financial - 16.1%
Ally Financial, Inc.
4.75% due 09/10/18	4,250,000	4,393,437
3.60% due 05/21/18	4,000,000	4,005,000
3.25% due 02/13/18	4,000,000	3,985,000
8.00% due 12/31/18	2,559,000	2,846,888
Navient Corp.
8.45% due 06/15/18	12,781,000	13,579,813
5.00% due 06/15/18	650,000	633,750
CIT Group, Inc.
5.25% due 03/15/18	8,068,000	8,400,805
6.63% due 04/01/181	3,750,000	4,021,875
iStar, Inc.
4.88% due 07/01/18	2,750,000	2,698,437
7.13% due 02/15/18	2,250,000	2,325,938
International Lease Finance Corp.
3.88% due 04/15/18	3,750,000	3,778,125
ROC Finance LLC / ROC Finance 1 Corp.
12.13% due 09/01/181	3,428,000	3,650,820
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	3,500,000	3,373,125
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/181	2,500,000	2,587,500
Cantor Commercial Real Estate Company Limited Partnership / CCRE Finance Corp.
7.75% due 02/15/181	2,000,000	2,090,000
Aircastle Ltd.
4.63% due 12/15/18	2,000,000	2,060,000
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/181	2,500,000	2,040,625
American Capital Ltd.
6.50% due 09/15/181	1,500,000	1,546,875
Genworth Holdings, Inc.
6.52% due 05/22/18	1,450,000	1,482,625
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/181	1,250,000	1,287,500

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6% (continued)
Financial - 16.1% (continued)
GFI Group, Inc.
8.63% due 07/19/18	$1,000,000	$1,105,000
Total Financial		71,893,138
Consumer, Cyclical - 13.3%
Algeco Scotsman Global Finance plc
8.50% due 10/15/181,2	6,500,000	5,850,000
Jaguar Land Rover Automotive plc
4.13% due 12/15/181	4,980,000	5,008,037
MGM Resorts International
11.38% due 03/01/18	3,616,000	4,257,840
Standard Pacific Corp.
8.38% due 05/15/18	3,500,000	3,972,499
US Airways Group, Inc.
6.13% due 06/01/18	3,250,000	3,375,938
Lennar Corp.
4.13% due 12/01/18	1,750,000	1,789,375
6.95% due 06/01/18	1,410,000	1,536,900
Gibson Brands, Inc.
8.88% due 08/01/181	3,000,000	2,865,000
Accuride Corp.
9.50% due 08/01/18	2,500,000	2,543,750
JC Penney Corporation, Inc.
5.75% due 02/15/18	2,483,000	2,483,000
NCL Corporation Ltd.
5.00% due 02/15/18	2,265,000	2,304,638
United Continental Holdings, Inc.
6.38% due 06/01/18	2,100,000	2,202,375
DR Horton, Inc.
3.63% due 02/15/18	2,050,000	2,088,437
Beazer Homes USA, Inc.
6.63% due 04/15/18	2,005,000	2,070,163
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/181	1,950,000	2,037,750
KB Home
7.25% due 06/15/18	1,893,000	2,025,510
Pittsburgh Glass Works LLC
8.00% due 11/15/181	1,800,000	1,881,000
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/181	1,750,000	1,793,750
Building Materials Holding Corp.
9.00% due 09/15/181	1,500,000	1,603,125
Landry's Holdings II, Inc.
10.25% due 01/01/181	1,500,000	1,556,250
Lions Gate Entertainment Corp.
5.25% due 08/01/18	1,500,000	1,552,500
Party City Holdings, Inc.
8.88% due 08/01/20	1,452,000	1,550,010
Brightstar Corp.
7.25% due 08/01/181	1,400,000	1,477,000
International Automotive Components Group S.A.
9.13% due 06/01/181	1,000,000	1,025,000

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6% (continued)
Consumer, Cyclical - 13.3% (continued)
Toys R Us, Inc.
7.38% due 10/15/182	$900,000	$576,000
Total Consumer, Cyclical		59,425,847
Industrial - 12.9%
Bombardier, Inc.
5.50% due 09/15/181,2	5,000,000	4,399,999
7.50% due 03/15/181	4,250,000	3,995,000
CNH Industrial Capital LLC
3.63% due 04/15/18	4,000,000	3,990,000
3.88% due 07/16/181	3,250,000	3,245,938
Aguila 3 S.A.
7.88% due 01/31/181	6,500,000	6,621,875
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/18	4,073,000	4,129,004
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/181	4,130,000	3,933,825
USG Corp.
9.75% due 01/15/18	2,600,000	2,938,000
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	2,750,000	2,825,625
JMC Steel Group, Inc.
8.25% due 03/15/181,2	3,450,000	2,751,375
Kemet Corp.
10.50% due 05/01/182	2,790,000	2,650,500
Tervita Corp.
8.00% due 11/15/181	2,500,000	2,037,500
10.88% due 02/15/181,2	1,000,000	585,000
CEVA Group plc
4.00% due 05/01/181	3,000,000	2,587,500
ADS Tactical, Inc.
11.00% due 04/01/181	2,000,000	2,095,000
Owens-Illinois, Inc.
7.80% due 05/15/18	1,750,000	1,942,500
Tutor Perini Corp.
7.63% due 11/01/18	1,761,000	1,809,428
Flexi-Van Leasing, Inc.
7.88% due 08/15/181	1,750,000	1,780,625
Vulcan Materials Co.
7.00% due 06/15/18	1,500,000	1,700,625
US Concrete, Inc.
8.50% due 12/01/18	1,137,000	1,193,850
Xerium Technologies, Inc.
8.88% due 06/15/18	500,000	510,938
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	84,000	87,240
Total Industrial		57,811,347
Communications - 12.8%
Sprint Communications, Inc.
9.00% due 11/15/181	16,202,000	18,085,483
DISH DBS Corp.
4.25% due 04/01/18	7,250,000	7,246,302

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6% (continued)
Communications - 12.8% (continued)
Cablevision Systems Corp.
7.75% due 04/15/18	$4,854,000	$5,241,835
CSC Holdings LLC
7.63% due 07/15/18	2,600,000	2,853,500
7.88% due 02/15/18	2,000,000	2,190,000
Frontier Communications Corp.
8.13% due 10/01/18	3,825,000	4,145,344
T-Mobile USA, Inc.
5.25% due 09/01/18	2,500,000	2,565,625
IAC
4.88% due 11/30/18	2,461,000	2,537,906
Bankrate, Inc.
6.13% due 08/15/181	2,500,000	2,462,500
Intelsat Luxembourg S.A.
6.75% due 06/01/182	2,500,000	2,309,375
SITEL LLC / Sitel Finance Corp.
11.50% due 04/01/18	2,000,000	2,062,500
TEGNA, Inc.
7.13% due 09/01/18	2,000,000	2,046,040
CPI International, Inc.
8.75% due 02/15/18	2,000,000	2,025,000
HC2 Holdings, Inc.
11.00% due 12/01/191	1,500,000	1,470,000
Total Communications		57,241,410
Basic Materials - 10.7%
ArcelorMittal
6.13% due 06/01/18	9,595,000	10,002,787
Hexion, Inc.
8.88% due 02/01/18	4,810,000	4,208,750
INEOS Group Holdings S.A.
6.13% due 08/15/181,2	4,074,000	4,094,370
Vedanta Resources plc
9.50% due 07/18/181,2	4,000,000	3,920,000
Ashland, Inc.
3.88% due 04/15/18	3,500,000	3,584,244
United States Steel Corp.
7.00% due 02/01/182	3,405,000	3,439,050
Aleris International, Inc.
7.63% due 02/15/18	3,393,000	3,350,588
AK Steel Corp.
8.75% due 12/01/182	2,775,000	2,788,875
Commercial Metals Co.
7.35% due 08/15/18	2,550,000	2,728,500
Cornerstone Chemical Co.
9.38% due 03/15/181	2,000,000	2,095,000
PQ Corp.
8.75% due 11/01/181	1,804,000	1,873,905
OMNOVA Solutions, Inc.
7.88% due 11/01/18	1,750,000	1,765,313
Smurfit Kappa Acquisitions
4.88% due 09/15/181	1,525,000	1,599,344
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/181	1,500,000	1,410,000
Ryerson Incorporated / Joseph T Ryerson & Son Inc
11.25% due 10/15/182	920,000	860,200

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6% (continued)
Basic Materials - 10.7% (continued)
Thompson Creek Metals Company, Inc.
7.38% due 06/01/182	$500,000	$302,500
Total Basic Materials		48,023,426
Energy - 7.3%
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.00% due 01/15/181	5,887,000	5,857,565
Chesapeake Energy Corp.
7.25% due 12/15/182	4,432,000	3,767,200
Rockies Express Pipeline LLC
6.85% due 07/15/181	3,500,000	3,587,500
Ultra Petroleum Corp.
5.75% due 12/15/181	3,500,000	2,835,000
United Refining Co.
10.50% due 02/28/18	2,436,000	2,545,620
Whiting Petroleum Corp.
6.50% due 10/01/182	2,500,000	2,362,500
Peabody Energy Corp.
6.00% due 11/15/18	5,500,000	1,856,250
Exterran Holdings, Inc.
7.25% due 12/01/18	1,755,000	1,728,675
NuStar Logistics, LP
8.15% due 04/15/18	1,300,000	1,395,875
Petroleum Geo-Services ASA
7.38% due 12/15/181	1,500,000	1,263,750
Gastar Exploration, Inc.
8.63% due 05/15/18	1,500,000	1,237,500
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/18	2,000,000	1,210,000
EXCO Resources, Inc.
7.50% due 09/15/18	2,750,000	990,000
EPL Oil & Gas, Inc.
8.25% due 02/15/182	2,292,000	813,660
Natural Resource Partners Limited Partnership / NRP Finance Corp.
9.13% due 10/01/18	1,000,000	742,500
Nuverra Environmental Solutions, Inc.
9.88% due 04/15/182	750,000	491,250
Total Energy		32,684,845
Technology - 3.2%
NXP BV / NXP Funding LLC
3.75% due 06/01/181	4,500,000	4,550,625
Dell, Inc.
5.65% due 04/15/18	2,750,000	2,870,313
Interface Security Systems Holdings Incorporated / Interface Security Systems LLC
9.25% due 01/15/18	2,750,000	2,804,999
MedAssets, Inc.
8.00% due 11/15/18	1,362,000	1,402,983

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 95.6% (continued)
Technology - 3.2% (continued)
SunGard Data Systems, Inc.
7.38% due 11/15/18	$1,241,000	$1,279,781
BMC Software, Inc.
7.25% due 06/01/182	1,250,000	1,162,500
Total Technology		14,071,201
Utilities - 2.6%
NRG Energy, Inc.
7.63% due 01/15/18	7,489,000	7,919,617
GenOn Energy, Inc.
9.50% due 10/15/18	3,000,000	2,898,750
Talen Energy Supply LLC
6.50% due 05/01/182	750,000	777,188
Total Utilities		11,595,555
Total Corporate Bonds
(Cost $449,286,642)		427,534,066

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 6.7%
BNY Mellon Separately Managed Cash Collateral Account 0.1345%	$30,109,801	30,109,801
Total Securities Lending Collateral
(Cost $30,109,801)		30,109,801
Total Investments - 102.3%
(Cost $479,778,479)		$457,862,478
Other Assets & Liabilities, net - (2.3)%		(10,452,495)
Total Net Assets - 100.0%		$447,409,983

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $164,316,924 (cost $172,447,889), or 36.7% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.3%
Communications - 17.7%
Numericable-SFR SAS
4.88% due 05/15/191	$3,500,000	$3,530,624
Sprint Capital Corp.
6.90% due 05/01/19	3,100,000	3,150,375
DISH DBS Corp.
7.88% due 09/01/19	2,450,000	2,661,680
Avaya, Inc.
7.00% due 04/01/191	2,100,000	1,895,250
9.00% due 04/01/191	800,000	758,000
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	2,575,000	2,526,718
T-Mobile USA, Inc.
6.46% due 04/28/19	2,048,000	2,112,000
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	1,650,000	1,713,938
iHeartCommunications, Inc.
9.00% due 12/15/19	1,600,000	1,512,000
CSC Holdings LLC
8.63% due 02/15/19	1,300,000	1,465,750
Hughes Satellite Systems Corp.
6.50% due 06/15/19	1,274,000	1,393,438
Nokia Oyj
5.38% due 05/15/19	1,300,000	1,386,125
Frontier Communications Corp.
7.13% due 03/15/19	1,200,000	1,236,000
TEGNA, Inc.
5.13% due 10/15/19	1,160,000	1,200,600
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	1,050,000	1,055,250
CenturyLink, Inc.
6.15% due 09/15/19	700,000	736,750
EarthLink Holdings Corp.
8.88% due 05/15/192	654,000	676,890
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00% due 01/15/19	644,000	665,735
Syniverse Holdings, Inc.
9.13% due 01/15/19	350,000	305,375
Cumulus Media Holdings, Inc.
7.75% due 05/01/192	300,000	250,125
VimpelCom Holdings BV
5.20% due 02/13/191	200,000	192,075
Total Communications		30,424,698
Financial - 14.9%
CIT Group, Inc.
5.50% due 02/15/191	3,000,000	3,161,250
3.88% due 02/19/19	1,700,000	1,704,250
International Lease Finance Corp.
6.25% due 05/15/19	1,850,000	1,998,000
5.88% due 04/01/19	1,500,000	1,599,375
Navient Corp.
5.50% due 01/15/19	2,050,000	1,962,874
4.88% due 06/17/19	1,600,000	1,500,000
Ally Financial, Inc.
3.75% due 11/18/19	1,500,000	1,500,000
3.50% due 01/27/19	1,050,000	1,052,625

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Financial - 14.9% (continued)
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
3.75% due 05/15/19	$1,780,000	$1,773,325
OneMain Financial Holdings, Inc.
6.75% due 12/15/191	1,500,000	1,571,250
Springleaf Finance Corp.
5.25% due 12/15/19	1,500,000	1,500,000
iStar, Inc.
5.00% due 07/01/19	1,500,000	1,460,625
ARC Properties Operating Partnership, LP
3.00% due 02/06/19	1,500,000	1,440,000
Aircastle Ltd.
6.25% due 12/01/19	950,000	1,033,125
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/191	1,000,000	1,010,000
Synovus Financial Corp.
7.88% due 02/15/19	700,000	791,875
PHH Corp.
7.38% due 09/01/19	550,000	558,250
Total Financial		25,616,824
Industrial - 14.1%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.88% due 08/15/19	2,613,000	2,751,815
9.00% due 04/15/19	1,250,000	1,281,250
7.88% due 08/15/19	500,000	521,250
XPO Logistics, Inc.
7.88% due 09/01/191	1,750,000	1,861,562
Florida East Coast Holdings Corp.
6.75% due 05/01/191	1,550,000	1,565,500
BlueLine Rental Finance Corp.
7.00% due 02/01/191	1,600,000	1,520,000
Bombardier, Inc.
4.75% due 04/15/191	1,500,000	1,222,499
Greif, Inc.
7.75% due 08/01/19	950,000	1,050,938
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	1,000,000	905,000
SBA Communications Corp.
5.63% due 10/01/19	800,000	842,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/191	840,000	842,100
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/191	750,000	800,625
Anixter, Inc.
5.63% due 05/01/19	750,000	788,438

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Industrial - 14.1% (continued)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/191	$750,000	$768,750
AEP Industries, Inc.
8.25% due 04/15/19	750,000	761,250
Sanmina Corp.
4.38% due 06/01/191	750,000	754,688
Real Alloy Holding, Inc.
10.00% due 01/15/191	750,000	751,875
CNH Industrial Capital LLC
3.38% due 07/15/19	750,000	733,125
Casella Waste Systems, Inc.
7.75% due 02/15/19	700,000	701,750
Meccanica Holdings USA, Inc.
6.25% due 07/15/191	500,000	540,070
Koppers, Inc.
7.88% due 12/01/19	500,000	510,000
PaperWorks Industries, Inc.
9.50% due 08/15/191	500,000	492,000
Coveris Holdings S.A.
7.88% due 11/01/191	500,000	487,500
LMI Aerospace, Inc.
7.38% due 07/15/19	500,000	485,000
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
8.13% due 02/15/19	500,000	399,375
Cleaver-Brooks, Inc.
8.75% due 12/15/191	385,000	372,006
LSB Industries, Inc.
7.75% due 08/01/19	300,000	303,750
TRAC Intermodal LLC / TRAC Intermodal Corp.
11.00% due 08/15/19	250,000	271,563
Total Industrial		24,286,179
Consumer, Cyclical - 13.3%
Lennar Corp.
4.50% due 11/15/19	1,150,000	1,183,924
4.50% due 06/15/19	750,000	770,250
MGM Resorts International
8.63% due 02/01/19	1,550,000	1,739,410
L Brands, Inc.
8.50% due 06/15/19	1,300,000	1,537,250
American Airlines Group, Inc.
5.50% due 10/01/191	1,250,000	1,282,813
International Game Technology
7.50% due 06/15/19	1,050,000	1,128,750
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/191	1,000,000	1,050,000
Jaguar Land Rover Automotive plc
4.25% due 11/15/191	1,000,000	998,750
Polymer Group, Inc.
7.75% due 02/01/19	766,000	792,810
6.88% due 06/01/191	200,000	203,750

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Consumer, Cyclical - 13.3% (continued)
TRI Pointe Holdings, Inc.
4.38% due 06/15/19	$1,000,000	$$996,250
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	700,000	784,000
5.13% due 02/15/19	200,000	203,250
DR Horton, Inc.
3.75% due 03/01/19	950,000	960,089
Guitar Center, Inc.
6.50% due 04/15/191	1,000,000	943,000
Beazer Homes USA, Inc.
5.75% due 06/15/19	855,000	827,213
9.13% due 05/15/19	100,000	102,500
CCM Merger, Inc.
9.13% due 05/01/191	750,000	802,500
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	775,000	802,125
GameStop Corp.
5.50% due 10/01/191	750,000	777,188
JC Penney Corporation, Inc.
8.13% due 10/01/19	750,000	765,000
Radio Systems Corp.
8.38% due 11/01/191	700,000	742,000
KB Home
4.75% due 05/15/19	750,000	740,625
Air Canada
6.75% due 10/01/191	700,000	740,250
Graton Economic Development Authority
9.63% due 09/01/191	500,000	538,750
Carlson Wagonlit BV
6.88% due 06/15/191	500,000	526,250
Allegiant Travel Co.
5.50% due 07/15/19	500,000	511,250
Algeco Scotsman Global Finance plc
10.75% due 10/15/191,2	400,000	238,000
Jo-Ann Stores LLC
8.13% due 03/15/191	200,000	187,250
Total Consumer, Cyclical		22,875,197
Consumer, Non-cyclical - 11.5%
Tenet Healthcare Corp.
5.00% due 03/01/19	2,000,000	2,003,979
5.50% due 03/01/19	1,750,000	1,760,938
Hertz Corp.
6.75% due 04/15/19	1,890,000	1,937,250
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,620,000	1,683,002
APX Group, Inc.
6.38% due 12/01/19	1,550,000	1,511,250
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	1,450,000	1,482,625
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191	1,250,000	1,354,688

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Consumer, Non-cyclical - 11.5% (continued)
Albea Beauty Holdings S.A.
8.38% due 11/01/191	$1,225,000	$1,304,625
Dole Food Company, Inc.
7.25% due 05/01/191	1,200,000	1,215,000
Constellation Brands, Inc.
3.88% due 11/15/19	1,000,000	1,028,750
Laureate Education, Inc.
10.00% due 09/01/191	1,140,000	960,450
Cenveo Corp.
6.00% due 08/01/191	1,000,000	847,500
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	700,000	707,000
Diamond Foods, Inc.
7.00% due 03/15/191	500,000	516,250
RR Donnelley & Sons Co.
8.25% due 03/15/19	450,000	501,750
Safeway, Inc.
5.00% due 08/15/19	500,000	500,000
BakerCorp International, Inc.
8.25% due 06/01/19	200,000	162,000
SFX Entertainment, Inc.
9.63% due 02/01/191	250,000	155,000
Modular Space Corp.
10.25% due 01/31/191	200,000	147,000
Total Consumer, Non-cyclical		19,779,057
Energy - 9.2%
Whiting Petroleum Corp.
5.00% due 03/15/19	2,150,000	1,935,000
Linn Energy LLC / Linn Energy Finance Corp.
6.25% due 11/01/19	2,900,000	1,145,500
6.50% due 05/15/19	1,450,000	627,125
Whiting Canadian Holding Company ULC
8.13% due 12/01/19	1,600,000	1,544,000
Rockies Express Pipeline LLC
6.00% due 01/15/191	1,250,000	1,256,250
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
4.13% due 11/15/191	1,200,000	1,137,000
ContourGlobal Power Holdings S.A.
7.13% due 06/01/191	900,000	930,375
Oasis Petroleum, Inc.
7.25% due 02/01/192	1,000,000	900,000
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.50% due 10/15/191	750,000	761,250
Seventy Seven Operating LLC
6.63% due 11/15/19	1,050,000	698,250
PHI, Inc.
5.25% due 03/15/19	750,000	646,875

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Energy - 9.2% (continued)
Bill Barrett Corp.
7.63% due 10/01/192	$800,000	$638,000
SEACOR Holdings, Inc.
7.38% due 10/01/19	600,000	626,220
NGPL PipeCo LLC
9.63% due 06/01/191,2	650,000	607,750
Clayton Williams Energy, Inc.
7.75% due 04/01/192	450,000	380,250
Basic Energy Services, Inc.
7.75% due 02/15/192	550,000	364,375
EV Energy Partners Limited Partnership / EV Energy Finance Corp.
8.00% due 04/15/19	450,000	326,250
Pacific Exploration and Production Corp.
5.38% due 01/26/191,2	500,000	275,000
W&T Offshore, Inc.
8.50% due 06/15/19	509,000	241,775
SunCoke Energy, Inc.
7.63% due 08/01/19	233,000	237,835
Comstock Resources, Inc.
7.75% due 04/01/192	457,000	143,955
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19	444,000	97,680
Forbes Energy Services Ltd.
9.00% due 06/15/192	128,000	83,840
Arch Coal, Inc.
8.00% due 01/15/191,2	500,000	72,500
Penn Virginia Corp.
7.25% due 04/15/192	200,000	52,500
Goodrich Petroleum Corp.
8.88% due 03/15/19	200,000	41,000
Total Energy		15,770,555
Basic Materials - 6.7%
ArcelorMittal
10.60% due 06/01/19	2,350,000	2,746,563
Consolidated Energy Finance S.A.
6.75% due 10/15/191	2,000,000	1,984,600
INEOS Group Holdings S.A.
5.88% due 02/15/191	1,400,000	1,393,000
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	1,050,000	1,058,531
Steel Dynamics, Inc.
6.13% due 08/15/19	875,000	911,094
Vedanta Resources plc
6.00% due 01/31/191,2	800,000	698,000
First Quantum Minerals Ltd.
7.25% due 10/15/191	950,000	688,750
Allegheny Technologies, Inc.
9.38% due 06/01/19	500,000	538,750
Kissner Milling Company Ltd.
7.25% due 06/01/191	500,000	527,500
Mercer International, Inc.
7.00% due 12/01/192	500,000	512,500

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Basic Materials - 6.7% (continued)
Tembec Industries, Inc.
9.00% due 12/15/191	$723,000	$466,335
Total Basic Materials		11,525,623
Utilities - 4.5%
Dynegy, Inc.
6.75% due 11/01/19	3,100,000	3,229,813
Talen Energy Supply LLC
4.63% due 07/15/191	2,200,000	2,090,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	1,090,000	1,117,250
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
5.13% due 07/15/19	750,000	697,500
DPL, Inc.
6.75% due 10/01/19	500,000	525,000
Total Utilities		7,659,563
Technology - 3.5%
SunGard Data Systems, Inc.
6.63% due 11/01/19	2,100,000	2,186,625
Dell, Inc.
5.88% due 06/15/19	1,085,000	1,128,292
Emdeon, Inc.
11.00% due 12/31/19	1,000,000	1,077,500

	Face Amount	Value
CORPORATE BONDS†† - 96.3% (continued)
Technology - 3.5% (continued)
Sophia Limited Partnership / Sophia Finance, Inc.
9.75% due 01/15/191	$900,000	$964,125
Advanced Micro Devices, Inc.
6.75% due 03/01/19	900,000	639,000
Total Technology		5,995,542
Diversified - 0.9%
HRG Group, Inc.
7.88% due 07/15/19	1,500,000	1,582,500
Total Corporate Bonds
(Cost $175,376,607)		165,515,738

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.1345%	4,083,674	$4,083,674
Total Securities Lending Collateral
(Cost $4,083,674)		4,083,674
Total Investments - 98.7%
(Cost $179,460,281)		$169,599,412
Other Assets & Liabilities, net - 1.3%		2,275,295
Total Net Assets - 100.0%		$171,874,707

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $54,963,698 (cost $57,863,037), or 32.0% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 – See Note 4.
3	Securities lending collateral – See Note 4.

plc	Public Limited Company

State maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 93.4%
Communications - 18.7%
Wind Acquisition Finance S.A.
4.75% due 07/15/201	$1,000,000	$1,010,000
6.50% due 04/30/201	500,000	528,125
Sprint Communications, Inc.
7.00% due 08/15/20	800,000	792,000
7.00% due 03/01/201	663,000	705,896
T-Mobile USA, Inc.
6.54% due 04/28/20	907,000	947,815
6.63% due 11/15/20	450,000	466,875
SoftBank Corp.
4.50% due 04/15/201	1,300,000	1,303,769
Sirius XM Radio, Inc.
4.25% due 05/15/201	500,000	500,310
5.88% due 10/01/201	400,000	418,000
DISH DBS Corp.
5.13% due 05/01/20	900,000	884,250
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	800,000	830,999
SBA Telecommunications, Inc.
5.75% due 07/15/20	750,000	785,625
CenturyLink, Inc.
5.63% due 04/01/20	700,000	700,882
Alcatel-Lucent USA, Inc.
6.75% due 11/15/201	650,000	696,313
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/201	700,000	689,850
Frontier Communications Corp.
8.50% due 04/15/20	550,000	566,500
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	550,000	561,000
Cablevision Systems Corp.
8.00% due 04/15/20	500,000	542,500
Level 3 Financing, Inc.
7.00% due 06/01/20	500,000	527,500
Cincinnati Bell, Inc.
8.38% due 10/15/20	500,000	523,100
Gannett Company, Inc.
5.13% due 07/15/20	400,000	415,000
Windstream Corp.
7.75% due 10/15/202	398,000	355,713
MDC Partners, Inc.
6.75% due 04/01/201	300,000	298,500
ViaSat, Inc.
6.88% due 06/15/20	200,000	211,000
Cogeco Cable, Inc.
4.88% due 05/01/201	200,000	205,130
Total Communications		15,466,652
Consumer, Non-cyclical - 15.8%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/201	1,200,000	1,253,999
5.37% due 03/15/201	1,000,000	1,020,000
7.00% due 10/01/201	747,000	775,013

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Tenet Healthcare Corp.
6.00% due 10/01/20	$900,000	$965,250
4.75% due 06/01/20	600,000	614,250
6.75% due 02/01/20	250,000	264,688
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	800,000	847,999
WellCare Health Plans, Inc.
5.75% due 11/15/20	700,000	736,750
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/201	600,000	635,250
Kindred Healthcare, Inc.
8.00% due 01/15/201	500,000	549,063
Cott Beverages, Inc.
6.75% due 01/01/20	500,000	520,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/201	500,000	506,875
RR Donnelley & Sons Co.
7.63% due 06/15/20	462,000	489,720
United Rentals North America, Inc.
7.38% due 05/15/20	450,000	479,813
Hertz Corp.
5.88% due 10/15/20	450,000	456,912
Live Nation Entertainment, Inc.
7.00% due 09/01/201	400,000	426,000
ACCO Brands Corp.
6.75% due 04/30/20	400,000	422,000
Amsurg Corp.
5.63% due 11/30/202	350,000	360,500
APX Group, Inc.
8.75% due 12/01/202	400,000	354,000
Deluxe Corp.
6.00% due 11/15/20	250,000	263,438
JBS Investments GmbH
7.75% due 10/28/201	200,000	214,300
Spectrum Brands, Inc.
6.38% due 11/15/20	200,000	212,750
Service Corporation International
4.50% due 11/15/20	200,000	206,000
Universal Hospital Services, Inc.
7.63% due 08/15/20	200,000	193,875
Prestige Brands, Inc.
8.13% due 02/01/20	100,000	106,500
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/201	100,000	105,250

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Wells Enterprises, Inc.
6.75% due 02/01/201	$80,000	$82,200
Total Consumer, Non-cyclical		13,062,395
Consumer, Cyclical - 15.5%
MGM Resorts International
6.75% due 10/01/20	650,000	695,500
5.25% due 03/31/20	500,000	505,000
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	1,100,000	1,106,049
HD Supply, Inc.
7.50% due 07/15/20	934,000	1,001,715
DR Horton, Inc.
4.00% due 02/15/20	700,000	706,999
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	636,000	685,290
K Hovnanian Enterprises, Inc.
9.13% due 11/15/201	500,000	450,000
7.25% due 10/15/201	200,000	194,938
Michaels Stores, Inc.
5.88% due 12/15/201	500,000	526,250
Family Tree Escrow LLC
5.25% due 03/01/201	500,000	526,250
Dufry Finance SCA
5.50% due 10/15/201	500,000	521,640
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	500,000	518,750
ZF North America Capital, Inc.
4.00% due 04/29/201	500,000	501,800
American Airlines Group, Inc.
4.63% due 03/01/201	500,000	492,500
Boyd Gaming Corp.
9.00% due 07/01/20	405,000	436,388
Meritage Homes Corp.
7.15% due 04/15/20	350,000	379,750
Aramark Services, Inc.
5.75% due 03/15/20	350,000	363,563
DreamWorks Animation SKG, Inc.
6.88% due 08/15/201	350,000	330,750
William Lyon Homes, Inc.
8.50% due 11/15/20	250,000	271,250
Jaguar Land Rover Automotive plc
3.50% due 03/15/201	250,000	239,688
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	200,000	239,200
Ryland Group, Inc.
6.63% due 05/01/20	200,000	220,000
KB Home
8.00% due 03/15/20	200,000	216,500
Tempur Sealy International, Inc.
6.88% due 12/15/20	200,000	215,000
Wolverine World Wide, Inc.
6.13% due 10/15/20	200,000	210,000
United Continental Holdings, Inc.
6.00% due 12/01/20	200,000	209,250

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Consumer, Cyclical - 15.5% (continued)
Rexel S.A.
5.25% due 06/15/201	$200,000	$205,500
PF Chang's China Bistro, Inc.
10.25% due 06/30/201,2	200,000	201,000
Brookfield Residential Properties, Inc.
6.50% due 12/15/201	200,000	200,500
JC Penney Company, Inc.
5.65% due 06/01/202	200,000	184,000
L Brands, Inc.
7.00% due 05/01/20	150,000	172,500
Titan International, Inc.
6.88% due 10/01/202	100,000	90,000
Scientific Games International, Inc.
6.25% due 09/01/20	100,000	75,000
Total Consumer, Cyclical		12,892,520
Energy - 13.9%
EP Energy LLC / Everest Acquisition Finance, Inc.
9.37% due 05/01/20	1,170,000	1,138,994
Energy Transfer Equity, LP
7.50% due 10/15/20	700,000	753,389
Chesapeake Energy Corp.
6.63% due 08/15/202	700,000	561,750
6.88% due 11/15/20	200,000	161,500
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20	656,000	660,920
Precision Drilling Corp.
6.62% due 11/15/20	677,000	599,145
California Resources Corp.
5.00% due 01/15/202	700,000	554,610
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	500,000	507,500
Seven Generations Energy Ltd.
8.25% due 05/15/201	500,000	500,000
Gulfport Energy Corp.
7.75% due 11/01/20	500,000	488,750
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	500,000	475,000
Sabine Pass LNG, LP
6.50% due 11/01/20	450,000	459,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	450,000	427,500
Comstock Resources, Inc.
10.00% due 03/15/201,2	500,000	403,750
Citgo Holding, Inc.
10.75% due 02/15/201	400,000	397,000
Linn Energy LLC / Linn Energy Finance Corp.
8.63% due 04/15/20	965,000	393,238

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Energy - 13.9% (continued)
Northern Oil and Gas, Inc.
8.00% due 06/01/202	$500,000	$382,500
Calfrac Holdings, LP
7.50% due 12/01/201,2	500,000	337,500
Antero Resources Corp.
6.00% due 12/01/20	350,000	336,000
CHC Helicopter S.A.
9.25% due 10/15/202	360,000	218,700
Pacific Drilling S.A.
5.38% due 06/01/201	300,000	217,500
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.50% due 03/01/20	200,000	191,036
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
8.62% due 10/15/20	350,000	189,466
Parker Drilling Co.
7.50% due 08/01/20	200,000	168,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	200,000	153,000
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	142,000	150,158
Vanguard Natural Resources LLC / VNR Finance Corp.
7.88% due 04/01/20	200,000	141,000
Berry Petroleum Co.
6.75% due 11/01/20	240,000	128,400
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.63% due 10/01/201	125,000	124,375
Resolute Energy Corp.
8.50% due 05/01/20	200,000	70,000
SandRidge Energy, Inc.
8.75% due 01/15/20	200,000	61,000
Swift Energy Co.
8.88% due 01/15/20	200,000	57,000
American Energy-Permian Basin LLC / AEPB Finance Corp.
7.13% due 11/01/201,2	100,000	51,000
Penn Virginia Corp.
8.50% due 05/01/20	154,000	40,810
Total Energy		11,499,491
Financial - 8.9%
Ally Financial, Inc.
7.50% due 09/15/20	820,000	953,250
8.00% due 03/15/20	482,000	565,145
4.13% due 03/30/20	500,000	502,600
Navient Corp.
8.00% due 03/25/20	950,000	964,250
5.00% due 10/26/20	500,000	446,250

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Financial - 8.9% (continued)
International Lease Finance Corp.
8.25% due 12/15/20	$600,000	$712,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/201	600,000	589,620
CIT Group, Inc.
5.38% due 05/15/20	550,000	576,125
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	550,000	521,813
KCG Holdings, Inc.
6.88% due 03/15/201	500,000	466,250
Equinix, Inc.
4.88% due 04/01/20	300,000	308,250
Genworth Holdings, Inc.
7.70% due 06/15/20	200,000	209,000
Corrections Corporation of America
4.13% due 04/01/20	200,000	201,500
NewStar Financial, Inc.
7.25% due 05/01/201	200,000	199,250
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/201	200,000	194,000
Total Financial		7,409,803
Industrial - 8.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	1,600,000	1,653,999
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.00% due 06/01/201	750,000	809,999
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/201	675,000	707,400
7.00% due 11/15/201	35,294	35,824
Briggs & Stratton Corp.
6.88% due 12/15/20	587,000	639,480
Silgan Holdings, Inc.
5.00% due 04/01/20	600,000	617,820
Sealed Air Corp.
6.50% due 12/01/201	400,000	445,000
Louisiana-Pacific Corp.
7.50% due 06/01/20	343,000	364,438
TransDigm, Inc.
5.50% due 10/15/20	350,000	344,803
Boise Cascade Co.
6.38% due 11/01/20	200,000	209,000
ADS Waste Holdings, Inc.
8.25% due 10/01/20	200,000	208,000
Norbord, Inc.
5.38% due 12/01/201	200,000	200,000
Bombardier, Inc.
7.75% due 03/15/201	200,000	168,000

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Industrial - 8.2% (continued)
Abengoa Finance SAU
7.75% due 02/01/201,2	$200,000	$120,000
Terex Corp.
6.50% due 04/01/20	100,000	104,250
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	100,000	80,500
GrafTech International Ltd.
6.38% due 11/15/20	100,000	79,500
Total Industrial		6,788,013
Basic Materials - 7.9%
ArcelorMittal
6.00% due 08/05/20	774,000	773,033
5.13% due 06/01/202	300,000	297,000
United States Steel Corp.
7.38% due 04/01/202	650,000	594,685
Huntsman International LLC
4.88% due 11/15/20	600,000	591,000
PH Glatfelter Co.
5.38% due 10/15/20	500,000	508,750
Allegheny Technologies, Inc.
5.95% due 01/15/21	550,000	503,250
Lundin Mining Corp.
7.50% due 11/01/201	500,000	495,000
New Gold, Inc.
7.00% due 04/15/201	500,000	481,875
Eldorado Gold Corp.
6.12% due 12/15/201	500,000	435,000
Hexion, Inc.
6.63% due 04/15/20	450,000	421,875
First Quantum Minerals Ltd.
6.75% due 02/15/201,2	500,000	360,000
AK Steel Corp.
7.63% due 05/15/202	450,000	297,000
TPC Group, Inc.
8.75% due 12/15/201	300,000	270,000
Tronox Finance LLC
6.38% due 08/15/20	300,000	247,500

	Face Amount	Value
CORPORATE BONDS†† - 93.4% (continued)
Basic Materials - 7.9% (continued)
Aleris International, Inc.
7.88% due 11/01/20	$250,000	$243,125
Total Basic Materials		6,519,093
Technology - 3.4%
First Data Corp.
6.75% due 11/01/201	814,000	858,770
Nuance Communications, Inc.
5.38% due 08/15/201	750,000	755,160
NXP BV / NXP Funding LLC
4.13% due 06/15/201	500,000	501,875
ACI Worldwide, Inc.
6.38% due 08/15/201	355,000	373,194
IMS Health, Inc.
6.00% due 11/01/201	200,000	206,000
Advanced Micro Devices, Inc.
7.75% due 08/01/202	200,000	132,000
Total Technology		2,826,999
Diversified - 0.6%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/201	500,000	497,500
Utilities - 0.5%
AES Corp.
8.00% due 06/01/20	342,000	396,942
Total Corporate Bonds
(Cost $81,801,375)		77,359,408

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1346%	4,212,204	$4,212,204
Total Securities Lending Collateral
(Cost $4,212,204)		4,212,204
Total Investments - 98.5%
(Cost $86,013,579)		$81,571,612
Other Assets & Liabilities, net - 1.5%		1,264,372
Total Net Assets - 100.0%		$82,835,984

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $27,515,501 (cost $28,564,621), or 33.2% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 95.8%
Communications - 19.2%
Wind Acquisition Finance S.A.
7.38% due 04/23/211	$600,000	$615,000
T-Mobile US, Inc.
6.25% due 04/01/21	400,000	414,119
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50% due 04/30/21	200,000	209,415
5.25% due 03/15/21	200,000	202,500
Sinclair Television Group, Inc.
6.38% due 11/01/21	200,000	205,000
5.38% due 04/01/21	200,000	200,000
DISH DBS Corp.
6.75% due 06/01/21	400,000	402,560
Sprint Corp.
7.25% due 09/15/21	400,000	390,000
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	212,750
CSC Holdings LLC
6.75% due 11/15/21	200,000	210,250
Level 3 Financing, Inc.
6.13% due 01/15/21	200,000	210,000
T-Mobile USA, Inc.
6.63% due 04/28/21	200,000	209,500
Sirius XM Radio, Inc.
5.75% due 08/01/211	200,000	207,750
GCI, Inc.
6.75% due 06/01/21	200,000	206,500
CenturyLink, Inc.
6.45% due 06/15/21	200,000	200,720
CommScope, Inc.
5.00% due 06/15/211	200,000	198,290
Gannett Co., Inc.
4.88% due 09/15/211	200,000	198,000
Windstream Corp.
7.75% due 10/01/21	200,000	164,002
Total Communications		4,656,356
Consumer, Cyclical - 16.5%
MGM Resorts International
6.63% due 12/15/21	400,000	427,000
Schaeffler Finance BV
4.75% due 05/15/211	200,000	197,626
4.25% due 05/15/211	200,000	195,500
Pinnacle Entertainment Inc.
6.38% due 08/01/21	250,000	267,500
L Brands, Inc.
6.63% due 04/01/21	200,000	226,000
Air Canada
7.75% due 04/15/211	200,000	214,624
Neiman Marcus Group Ltd.
8.00% due 10/15/211	200,000	212,000
Rite Aid Corp.
6.75% due 06/15/21	200,000	211,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.38% due 08/01/21	200,000	210,000

	Face Amount	Value
CORPORATE BONDS†† - 95.8% (continued)
Consumer, Cyclical - 16.5% (continued)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21	$200,000	$209,500
William Carter Co.
5.25% due 08/15/21	200,000	207,500
HD Supply, Inc.
5.25% due 12/15/211	200,000	206,250
Allegion US Holding Company, Inc.
5.75% due 10/01/21	200,000	206,000
WMG Acquisition Corp.
6.00% due 01/15/211	200,000	205,000
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corp.
5.25% due 03/15/21	200,000	204,500
Six Flags Entertainment Corp.
5.25% due 01/15/211	200,000	204,000
Dana Holding Corp.
5.38% due 09/15/21	200,000	201,250
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	200,000	193,000
Total Consumer, Cyclical		3,998,750
Consumer, Non-cyclical - 13.3%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/211	200,000	215,250
5.63% due 12/01/211	200,000	204,000
Tenet Healthcare Corp.
4.50% due 04/01/21	200,000	201,750
4.38% due 10/01/21	200,000	201,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/211	250,000	265,625
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/211	200,000	217,500
HCA Holdings, Inc.
6.25% due 02/15/21	200,000	217,500
Vector Group Ltd.
7.75% due 02/15/21	200,000	213,550
LifePoint Health, Inc.
5.50% due 12/01/21	200,000	208,875
Smithfield Foods, Inc.
5.88% due 08/01/211	200,000	208,000
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	200,000	206,000
Post Holdings, Inc.
6.75% due 12/01/211	200,000	202,000
Prestige Brands, Inc.
5.38% due 12/15/211	200,000	199,500
B&G Foods, Inc.
4.63% due 06/01/21	200,000	195,500

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 95.8% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Valeant Pharmaceuticals International
6.75% due 08/15/211	$100,000	$104,000
RR Donnelley & Sons Co.
7.88% due 03/15/21	75,000	79,031
Constellation Brands, Inc.
3.75% due 05/01/21	75,000	75,844
Total Consumer, Non-cyclical		3,214,925
Energy - 12.4%
Sabine Pass Liquefaction LLC
5.62% due 02/01/21	400,000	396,000
SM Energy Co.
6.50% due 11/15/21	283,000	275,925
Concho Resources, Inc.
7.00% due 01/15/21	250,000	256,250
California Resources Corp.
5.50% due 09/15/21	300,000	234,114
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	200,000	201,500
Range Resources Corp.
5.75% due 06/01/21	200,000	193,000
QEP Resources, Inc.
6.88% due 03/01/21	200,000	191,000
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/211	200,000	188,042
Whiting Petroleum Corp.
5.75% due 03/15/21	200,000	180,000
Unit Corp.
6.62% due 05/15/21	200,000	173,250
Precision Drilling Corp.
6.50% due 12/15/21	200,000	171,000
Chesapeake Energy Corp.
6.13% due 02/15/21	200,000	155,876
Consol Energy, Inc.
6.38% due 03/01/21	200,000	142,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	200,000	107,695
American Energy-Permian Basin LLC / AEPB Finance Corp.
7.38% due 11/01/211	200,000	102,000
SandRidge Energy, Inc.
7.50% due 03/15/21	100,000	30,375
Total Energy		2,998,027
Industrial - 10.9%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	200,000	210,500
8.25% due 02/15/21	200,000	206,750
Vulcan Materials Co.
7.50% due 06/15/21	200,000	229,500

	Face Amount	Value
CORPORATE BONDS†† - 95.8% (continued)
Industrial - 10.9% (continued)
Dycom Investments, Inc.
7.13% due 01/15/21	$200,000	$209,500
USG Corp.
5.88% due 11/01/211	200,000	208,720
Huntington Ingalls Industries, Inc.
5.00% due 12/15/211	200,000	207,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/211	200,000	205,000
Terex Corp.
6.00% due 05/15/21	200,000	203,000
Gibraltar Industries, Inc.
6.25% due 02/01/21	200,000	203,000
Clean Harbors, Inc.
5.13% due 06/01/21	200,000	202,980
Anixter, Inc.
5.13% due 10/01/21	200,000	200,250
CEVA Group plc
7.00% due 03/19/211	200,000	186,000
CPG Merger Sub LLC
8.00% due 10/01/211	165,000	168,713
Total Industrial		2,641,163
Financial - 8.6%
OneMain Financial Holdings, Inc.
7.25% due 12/15/211	250,000	259,375
American Equity Investment Life Holding Co.
6.62% due 07/15/21	200,000	212,180
GEO Group, Inc.
6.63% due 02/15/21	200,000	209,500
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/211	200,000	209,000
DuPont Fabros Technology, LP
5.88% due 09/15/21	200,000	207,500
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
5.00% due 10/01/21	200,000	207,250
Aircastle Ltd.
5.13% due 03/15/21	200,000	205,000
Credit Acceptance Corp.
6.13% due 02/15/21	200,000	199,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/211	200,000	195,250
Navient Corp.
5.88% due 03/25/21	200,000	180,000
Total Financial		2,084,305
Basic Materials - 5.7%
ArcelorMittal
6.25% due 03/01/21	400,000	396,000
Celanese US Holdings LLC
5.88% due 06/15/21	200,000	210,500
WR Grace & Co.
5.13% due 10/01/211	200,000	203,000

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 95.8% (continued)
Basic Materials - 5.7% (continued)
Steel Dynamics, Inc.
5.13% due 10/01/21	$200,000	$197,100
Eagle Spinco, Inc.
4.63% due 02/15/21	200,000	195,750
United States Steel Corp.
6.88% due 04/01/212	200,000	179,000
Total Basic Materials		1,381,350
Technology - 5.0%
NCR Corp.
5.87% due 12/15/21	200,000	204,250
4.63% due 02/15/21	200,000	194,750
Audatex North America, Inc.
6.00% due 06/15/211	400,000	392,084
Activision Blizzard, Inc.
5.63% due 09/15/211	200,000	210,750
NXP BV / NXP Funding LLC
5.75% due 02/15/211	200,000	209,500
Total Technology		1,211,334
Utilities - 2.5%
DPL, Inc.
7.25% due 10/15/21	200,000	207,250
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	200,000	203,000

	Face Amount	Value
CORPORATE BONDS†† - 95.8% (continued)
Utilities - 2.5% (continued)
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21	$200,000	$197,000
Total Utilities		607,250
Diversified - 1.7%
Nielsen Company Luxembourg SARL
5.50% due 10/01/211	200,000	204,000
Opal Acquisition, Inc.
8.87% due 12/15/211	200,000	196,750
Total Diversified		400,750
Total Corporate Bonds
(Cost $23,950,025)		23,194,210

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.1302%	94,000	94,000
Total Securities Lending Collateral
(Cost $94,000)		94,000
Total Investments - 96.2%
(Cost $24,044,025)		$23,288,210
Other Assets & Liabilities, net - 3.8%		922,543
Total Net Assets - 100.0%		$24,210,753

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $7,615,349 (cost $7,765,816), or 31.5% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.9%
Communications - 21.5%
Numericable Group S.A.
6.00% due 05/15/221	400,000	$401,000
DISH DBS Corp.
5.87% due 07/15/22	400,000	379,252
T-Mobile USA, Inc.
6.73% due 04/28/22	300,000	315,750
Altice S.A.
7.75% due 05/15/221	300,000	293,250
Univision Communications, Inc.
6.75% due 09/15/221	200,000	212,250
Level 3 Financing, Inc.
5.38% due 08/15/22	200,000	201,458
Altice Financing S.A.
6.50% due 01/15/221	200,000	201,000
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	200,000
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/221	200,000	198,000
AMC Networks, Inc.
4.75% due 12/15/22	200,000	197,870
Inmarsat Finance plc
4.87% due 05/15/221	200,000	194,880
Cablevision Systems Corp.
5.88% due 09/15/22	200,000	192,500
IAC / InterActive Corp.
4.75% due 12/15/22	200,000	186,750
Sprint Communications, Inc.
6.00% due 11/15/22	200,000	180,500
Intelsat Jackson Holdings S.A.
6.63% due 12/15/222	200,000	176,000
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	100,000	101,050
Total Communications		3,631,510
Consumer, Non-cyclical - 18.9%
CHS / Community Health Systems Inc.
6.88% due 02/01/22	400,000	426,124
Tenet Healthcare Corp.
8.13% due 04/01/22	350,000	388,500
MPH Acquisition Holdings LLC
6.63% due 04/01/221	270,000	278,100
HCA, Inc.
7.50% due 02/15/22	200,000	229,938
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	221,000
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	200,000	213,550
FTI Consulting, Inc.
6.00% due 11/15/22	200,000	210,750
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	207,250
Post Holdings
7.38% due 02/15/22	200,000	205,750
Amsurg Corp.
5.63% due 07/15/22	200,000	204,876

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Consumer, Non-cyclical - 18.9% (continued)
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	$200,000	$203,750
Live Nation Entertainment, Inc.
5.38% due 06/15/221	200,000	201,500
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	196,750
Total Consumer, Non-cyclical		3,187,838
Consumer, Cyclical - 17.3%
WMG Acquisition Corp.
6.75% due 04/15/221	200,000	192,000
5.62% due 04/15/221	100,000	99,500
Sonic Automotive, Inc.
7.00% due 07/15/22	250,000	269,375
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	246,330
MGM Resorts International
7.75% due 03/15/22	200,000	222,250
L Brands, Inc.
5.63% due 02/15/22	200,000	215,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	200,000	208,500
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	200,000	208,500
KB Home
7.50% due 09/15/22	200,000	207,000
1011778 BC ULC/New Red Finance, Inc.
6.00% due 04/01/221	200,000	206,500
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	200,750
PVH Corp.
4.50% due 12/15/22	200,000	200,500
Group 1 Automotive, Inc.
5.00% due 06/01/22	200,000	199,500
International Game Technology plc
6.25% due 02/15/221	200,000	193,376
Lennar Corp.
4.75% due 11/15/22	50,000	50,000
Total Consumer, Cyclical		2,919,081
Energy - 11.5%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	202,000
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.25% due 10/15/221	200,000	201,000
Targa Resources Partners LP / Targas Resources Finance Corp.
6.38% due 08/01/22	200,000	200,000
Laredo Petroleum, Inc.
7.38% due 05/01/22	200,000	196,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	171,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Energy - 11.5% (continued)
Chesapeake Energy Corp.
4.88% due 04/15/222	$200,000	$146,000
CONSOL Energy, Inc.
5.87% due 04/15/22	200,000	144,000
Antero Resources Corp.
5.12% due 12/01/22	150,000	136,532
Berry Petroleum Co. LLC
6.38% due 09/15/22	200,000	103,000
Concho Resources, Inc.
6.50% due 01/15/22	100,000	102,521
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/22	100,000	91,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	200,000	86,000
WPX Energy, Inc.
6.00% due 01/15/22	100,000	85,000
Denbury Resources, Inc.
5.50% due 05/01/22	100,000	71,750
Total Energy		1,936,303
Industrial - 8.6%
KLX, Inc.
5.88% due 12/01/221	250,000	246,250
Ball Corp.
5.00% due 03/15/22	200,000	204,000
Amsted Industries, Inc.
5.00% due 03/15/221	200,000	201,000
Sealed Air Corp.
4.88% due 12/01/221	200,000	200,750
Actuant Corp.
5.62% due 06/15/22	200,000	200,000
SBA Communications Corp.
4.88% due 07/15/22	200,000	199,000
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/221	200,000	197,750
Total Industrial		1,448,750
Financial - 7.4%
International Lease Finance Corp.
8.63% due 01/15/22	200,000	245,250
5.88% due 08/15/22	100,000	108,125
Greystar Real Estate Partners LLC
8.25% due 12/01/221	200,000	209,500
Equinix, Inc.
5.38% due 01/01/22	200,000	203,000

	Face Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Financial - 7.4% (continued)
Ally Financial, Inc.
4.13% due 02/13/22	$200,000	$196,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.87% due 04/15/221	200,000	188,800
CIT Group Inc.
5.00% due 08/15/22	100,000	101,875
Total Financial		1,252,550
Technology - 4.7%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	200,000	210,500
NXP BV / NXP Funding LLC
4.63% due 06/15/221	200,000	198,500
Micron Technology, Inc.
5.88% due 02/15/22	200,000	197,750
Infor US, Inc.
6.50% due 05/15/221	200,000	188,000
Total Technology		794,750
Basic Materials - 4.7%
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	207,500
ArcelorMittal
7.00% due 02/25/22	200,000	200,500
Ashland, Inc.
4.75% due 08/15/22	200,000	199,250
United States Steel Corp.
7.50% due 03/15/222	200,000	183,000
Total Basic Materials		790,250
Diversified - 1.2%
HRG Group, Inc.
7.75% due 01/15/22	200,000	196,750
Utilities - 1.1%
NRG Energy, Inc.
6.25% due 07/15/22	200,000	196,000
Total Corporate Bonds
(Cost $17,039,740)		16,353,782

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.1355%	$422,400	422,400
Total Securities Lending Collateral
(Cost $422,400)		422,400
Total Investments - 99.4%
(Cost $17,462,140)		$16,776,182
Other Assets & Liabilities, net - 0.6%		103,883
Total Net Assets - 100.0%		$16,880,065

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,502,906 (cost $4,599,550), or 26.7% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2015 — See Note 4.
3	Securities lending collateral — See Note 4.
plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
COMMERCIAL PAPER†† - 28.2%
Mattel, Inc.
0.00% due 09/01/15	$7,000,000	$6,999,930
0.27% due 09/22/15	7,000,000	6,998,922
Pall Corp.
0.37% due 09/09/15	7,500,000	7,499,549
VW Credit, Inc.
0.10% due 09/02/15	7,000,000	6,999,946
General Mills, Inc.
0.18% due 09/02/15	7,000,000	6,999,907
Nissan Motor Acceptance Corp.
0.30% due 09/03/15	7,000,000	6,999,860
Kellogg Co.
0.35% due 09/04/15	7,000,000	6,999,790
Omnicom Capital, Inc.
0.45% due 09/08/15	7,000,000	6,999,650
Viacom, Inc.
0.44% due 09/08/15	7,000,000	6,999,650
Walt Disney Co.
0.11% due 09/24/15	7,000,000	6,999,580
Diageo Capital plc
0.34% due 09/10/15	7,000,000	6,999,533
Bemis Co., Inc.
0.45% due 09/14/15	7,000,000	6,999,370
Harley-Davidson, Inc.
0.20% due 09/18/15	7,000,000	6,999,160
AON plc
0.40% due 09/18/15	7,000,000	6,999,160
V.F. Corp.
0.39% due 09/21/15	7,000,000	6,999,090
Ryder System, Inc.
0.38% due 09/29/15	7,000,000	6,998,489
Reed Elsevier Capital, Inc.
0.39% due 09/02/15	6,000,000	5,999,940
Campbell Soup Co.
0.35% due 09/04/15	5,000,000	4,999,900
CBS Corp.
0.42% due 09/09/15	5,000,000	4,999,700
Bacardi USA, Inc.
0.43% due 09/02/15	3,000,000	2,999,970
Total Commercial Paper
(Cost $131,488,186)		131,491,096
REPURCHASE AGREEMENTS††,7 - 18.5%
Bank of America, Inc.
0.78% due 10/05/15	17,600,000	17,600,000
0.78% due 09/08/15	4,300,000	4,300,000
Nomura Securities International, Inc.
0.85% due 9/15/15	21,500,000	21,500,000
Royal Bank of Canada
0.60% due 09/11/15	21,303,000	21,303,000
Jefferies & Company, Inc.
1.69%, open maturity	14,211,000	14,211,000
3.19% due 09/03/15	3,934,000	3,934,000

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,7 - 18.5% (continued)
2.70% due 09/25/15	$3,125,000	$3,125,000
Total Repurchase Agreements
(Cost $85,973,000)		85,973,000
U.S. GOVERNMENT SECURITIES†† - 8.4%
United States Treasury Bill
0.00% due 10/15/151	15,000,000	14,999,940
0.00% due 10/22/151	12,000,000	11,999,976
0.00% due 09/24/151	8,000,000	8,000,048
0.00% due 09/10/151	4,000,000	4,000,000
Total U.S. Government Securities
(Cost $38,998,876)		38,999,964

	Shares	Value
MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares
Total Money Market Fund	5,529,253	$5,529,253
(Cost $5,529,253)
	Face
	Amount	Value
CORPORATE BONDS†† - 16.5%
Financial - 9.8%
Willis Group Holdings plc
4.13% due 03/15/16	$5,000,000	$5,070,130
Goldman Sachs Group, Inc.
3.63% due 02/07/16	2,500,000	2,528,670
1.50% due 04/30/182	2,500,000	2,526,268
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	5,000,000	5,029,590
Capital One North America/Mclean VA
1.47% due 08/17/182	4,100,000	4,112,366
Citigroup, Inc.
1.26% due 07/25/162	4,000,000	4,010,447
International Lease Finance Corp.
2.24% due 06/15/162	3,700,000	3,686,680
JPMorgan Chase & Co.
0.95% due 02/26/162	3,500,000	3,501,781
Morgan Stanley
1.58% due 02/25/162	3,000,000	3,010,809
Macquarie Bank Ltd.
1.07% due 03/24/172,3	3,000,000	3,005,616
Fifth Third Bancorp
3.63% due 01/25/16	2,670,000	2,698,865
Ameriprise Financial, Inc.
5.65% due 11/15/15	2,150,000	2,171,898
Fifth Third Bank/Cincinnati OH
1.24% due 08/20/182	1,700,000	1,702,722
Aon Corp.
3.13% due 05/27/16	1,500,000	1,524,293

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 16.5% (continued)
Financial - 9.8% (continued)
Realty Income Corp.
5.50% due 11/15/15	$1,300,000	$1,311,214
Total Financial		45,891,349
Consumer, Cyclical - 2.4%
Daimler Finance North America LLC
3.00% due 03/28/163	3,945,000	3,991,543
1.01% due 08/03/172,3	2,000,000	2,000,092
Ford Motor Credit Company LLC
1.22% due 01/09/182	5,000,000	4,992,145
Total Consumer, Cyclical		10,983,780
Communications - 1.8%
AT&T, Inc.
2.95% due 05/15/16	3,000,000	3,038,346
Level 3 Financing, Inc.
3.91% due 01/15/182	3,000,000	3,030,000
Viacom, Inc.
6.25% due 04/30/16	2,000,000	2,067,236
Symantec Corp.
2.75% due 09/15/15	250,000	250,099
Total Communications		8,385,681
Consumer, Non-cyclical - 1.2%
UnitedHealth Group, Inc.
0.74% due 01/17/172	3,000,000	3,002,088
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	2,326,000	2,398,106
Total Consumer, Non-cyclical		5,400,194
Industrial - 0.8%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/184	2,138,000	2,220,473
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	1,500,000	1,532,813
Total Industrial		3,753,286
Utilities - 0.5%
AES Corp.
3.28% due 06/01/192	2,500,000	2,481,250
Total Corporate Bonds
(Cost $76,836,680)		76,895,540
ASSET BACKED SECURITIES†† - 15.8%
Garrison Funding Ltd.
2013-2x A2, 3.68% due 09/25/23	2,500,000	2,499,892
2013-2x A1, 2.08% due 09/25/23	2,000,000	2,000,016
2015-1A, 2.78% due 05/25/272,3	2,000,000	1,965,200
ARES XII CLO Ltd.
2007-12A, 2.33% due 11/25/202,3	3,500,000	3,494,941

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 15.8% (continued)
Fortress Credit Funding V, LP
2015-5A, 2.92% due 08/15/222,3	$3,000,000	$3,003,134
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 05/28/252,3	3,000,000	2,976,900
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/372	2,536,792	2,432,702
GSAMP Trust
2005-HE6, 0.63% due 11/25/352	2,200,000	2,063,948
Great Lakes CLO Ltd.
2012-1A, 4.39% due 01/15/232,3	2,000,000	2,007,337
Newstar Trust
2012-2A, 3.53% due 01/20/232,3	2,000,000	2,004,983
CIFC Funding 2012-II Ltd.
2015-2A, 2.18% due 12/05/242,3	2,000,000	2,000,361
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/232,3	2,000,000	2,000,000
Dryden XXIV Senior Loan Fund
2015-24RA, 3.02% due 11/15/232,3	2,000,000	1,999,827
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.10% due 10/22/262,3	2,000,000	1,998,311
Vibrant CLO Limited 2012-1
2015-1A, 2.38% due 07/17/242,3	2,000,000	1,995,372
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/232,3	2,000,000	1,986,200
Golub Capital Partners CLO 23M Ltd.
2015-23A, 2.15% due 05/05/272,3	2,000,000	1,986,159
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/172,3	2,000,000	1,985,819
ACIS CLO 2015-6 Ltd.
2015-6A, 1.89% due 05/01/272,3	2,000,000	1,984,621
MT Wilson CLO II Ltd.
2007-2A, 1.29% due 07/11/202,3	2,000,000	1,944,800
Shasta CLO Ltd.
2007-1A, 1.69% due 04/20/212,3	2,000,000	1,911,307
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/392,3	1,958,352	1,844,768

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 15.8% (continued)
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.29% due 09/15/24	$1,500,000	$1,507,838
Coas
2014-1X, 3.08% due 04/20/23	1,500,000	1,495,959
Gallatin CLO VII Ltd.
2014-1A, 3.19% due 07/15/232,3	1,500,000	1,493,909
Westb
2006-1X D, 1.98% due 12/20/20	1,500,000	1,459,554
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.68% due 04/29/192,3	1,500,000	1,452,790
Countrywide Asset-Backed Certificates
2004-SD2, 0.82% due 06/25/332,3	1,388,818	1,310,734
Telos CLO Ltd.
2013-3A, 3.29% due 01/17/242,3	750,000	734,312
2014-4X, 3.04% due 07/17/24	500,000	483,868
Cerberus Onshore II CLO LLC
2014-1A, 2.99% due 10/15/232,3	1,000,000	1,000,142
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.84% due 10/17/222,3	1,000,000	997,541
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.45% due 07/28/262,3	1,000,000	994,502
SGAB
2007-1X B, 2.53% due 09/10/21	1,000,000	987,788
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.80% due 04/25/262,3	1,000,000	985,301
Hla
2012-1x B, 3.32% due 08/15/23	1,000,000	983,211
Bakr
2006-1X C, 1.02% due 10/15/19	1,000,000	972,239
King
2007-4x D, 1.74% due 04/16/21	1,000,000	943,834
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.47% due 07/09/172	832,000	812,947

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 15.8% (continued)
KKR Financial CLO Ltd.
2007-1X D, 2.57% due 05/15/21	$750,000	$748,413
ALM VII R-2 Ltd.
2013-7R2A, 2.89% due 04/24/242,3	750,000	744,651
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.78% due 04/28/262,3	750,000	744,152
DIVCORE CLO Ltd.
2013-1A B, 4.09% due 11/15/32	600,000	601,500
SRERS Funding Ltd.
2011-RSX A1B1, 0.44% due 05/09/46	523,273	507,544
Newstar Commercial Loan Funding LLC
2014-1A, 3.89% due 04/20/252,3	500,000	501,185
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.99% due 04/15/252,3	500,000	500,337
Ozlmf
2012-2x B, 3.55% due 10/30/23	500,000	499,909
CNOVA
2007-1X, 1.67% due 05/16/19	500,000	491,448
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.64% due 07/10/172	480,051	473,522
Rockwall CDO II Ltd.
2007-1X A1LB, 0.85% due 08/01/24	500,000	467,052
ACS Pass-Through Trust
2007-1X, 0.50% due 06/14/37	448,672	438,016
ICE EM CLO
2007-1X, 1.12% due 08/15/22	243,850	237,584
Total Asset Backed Securities
(Cost $73,347,221)		73,658,380
MORTGAGE BACKED SECURITIES†† - 3.1%
LSTAR Securities Investment Trust
2015-6, 2.19% due 05/01/202,3	1,919,552	1,891,719
2014-1, 3.29% due 09/01/212,3	1,387,167	1,386,750
2015-5, 2.19% due 04/03/172,3	1,408,438	1,385,058

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 3.1% (continued)
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/412,3	$2,524,130	$2,361,324
Boca Hotel Portfolio Trust
2013-BOCA, 3.25% due 08/15/262,3	2,000,000	1,996,885
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/543	1,941,035	1,937,735
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.27% due 02/25/472	1,092,794	1,056,906
SRERS-2011 Funding Ltd.
2011-RS, 0.44% due 05/09/462,3	915,727	888,202
GreenPoint Mortgage Funding Trust
2006-AR1, 0.49% due 02/25/362	1,054,711	881,711
Credit Suisse Mortgage Trust
2014-2R, 0.39% due 02/27/462,3	484,534	452,178
Total Mortgage Backed Securities
(Cost $14,090,488)		14,238,468
SENIOR FLOATING RATE INTERESTS†† - 2.9%
Technology - 1.0%
First Data Corp.
3.70% due 03/24/182	3,000,000	2,975,011
Infor US, Inc.
3.75% due 06/03/202	1,890,614	1,834,576
Total Technology		4,809,587
Financial Institutions - 0.6%
National Financial Partners
4.50% due 07/01/202	1,965,161	1,943,052
Ellucian (Datatel)
4.00% due 07/19/182	644,979	643,638
Total Financial Institutions		2,586,690
Communications - 0.5%
Univision Communications, Inc.
4.00% due 03/01/202	2,270,530	2,252,797
Total Communications		2,252,797
Consumer, Cyclical - 0.4%
Smart & Final Stores LLC
4.00% due 11/15/192	1,179,395	1,174,240

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 2.9% (continued)
Consumer, Cyclical - 0.4% (continued)
Ceridian Corp.
4.50% due 09/15/202	$823,804	$792,706
4.50% due 09/01/202	4,272	4,110
Total Consumer, Cyclical		1,971,056
Aerospace & Defense - 0.2%
Doncasters
4.50% due 04/09/202	972,928	966,604
Total Aerospace & Defense		966,604
Industrial - 0.1%
Fly Funding II Sarl
3.50% due 08/09/192	661,563	657,845
Total Industrial		657,845
Consumer, Non-cyclical - 0.1%
Reynolds Group Holdings, Inc.
4.50% due 12/27/182	477,638	477,222
Total Consumer, Non-cyclical		477,222
Total Senior Floating Rate Interests
(Cost $13,819,589)		13,721,801
MUNICIPAL BONDS†† - 2.2%
Pennsylvania - 1.1%
Pennsylvania Turnpike Commission Revenue Bonds
0.47% due 12/01/172	4,000,000	3,977,800
County of Allegheny Pennsylvania General Obligation Unlimited, (AGM)
0.75% due 11/01/262	1,350,000	1,275,980
Total Pennsylvania		5,253,780
California - 1.1%
University of California Revenue Bonds
0.69% due 07/01/412	5,000,000	4,985,850
Total Municipal Bonds
(Cost $10,275,824)		10,239,630
FEDERAL AGENCY DISCOUNT NOTES†† - 1.7%

Federal Home Loan Bank5
0.00% due 10/09/151		7,999,288
Total Federal Agency Discount Notes
(Cost $7,999,008)
	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1329%		$279,040
Total Securities Lending Collateral
(Cost $279,040)		279,040
Total Investments - 98.6%
(Cost $458,637,165)		$459,025,460
Other Assets & Liabilities, net - 1.4%		6,349,802
Total Net Assets - 100.0%		$465,375,262

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Zero coupon rate security.
2	Variable rate security. Rate indicated is rate effective at August 31, 2015.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $74,244,805 (cost $74,150,275), or 16.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	All or portion of this security is on loan at August 31, 2015 - See Note 4.
5	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
6	Securities lending collateral - See Note 4.
7	Repurchase agreement – See Note 5.

plc	Public Limited Company

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 98.6%
Australia - 19.8%
Fortescue Metals Group Ltd.1	1,589,547	$2,152,396
Woodside Petroleum Ltd.	81,575	1,865,679
DUET Group	1,049,304	1,629,149
WorleyParsons Ltd.	293,739	1,563,929
Woolworths Ltd.	80,257	1,502,112
Insurance Australia Group Ltd.	102,932	369,977
IOOF Holdings Ltd.	53,231	338,133
National Australia Bank Ltd. ADR	14,837	327,868
Suncorp Group Ltd.	35,649	324,257
Bank of Queensland Ltd.	35,412	318,085
Westpac Banking Corp.	14,389	317,253
Australia & New Zealand Banking Group Ltd.	14,536	287,827
Bendigo & Adelaide Bank Ltd.	34,307	266,812
Commonwealth Bank of Australia ADR	4,652	247,616
ASX Ltd.	8,853	247,539
Genworth Mortgage Insurance Australia Ltd.1	126,690	240,709
Spark Infrastructure Group	126,912	179,049
Stockland REIT	55,197	153,006
Federation Centres REIT	1	2
Total Australia		12,331,398
United States - 17.9%
PDL BioPharma, Inc.	327,873	1,852,483
CenturyLink, Inc.	57,764	1,561,938
Vector Group Ltd.	61,263	1,459,897
RR Donnelley & Sons Co.	80,260	1,260,082
Chimera Investment Corp. REIT	27,120	379,950
PennyMac Mortgage Investment Trust REIT	23,153	348,915
Two Harbors Investment Corp. REIT	30,936	292,655
Starwood Property Trust, Inc. REIT	11,960	254,509
New Residential Investment Corp. REIT	17,374	246,015
BGC Partners, Inc. — Class A	27,335	239,728
Senior Housing Properties Trust REIT	15,076	236,693
Government Properties Income Trust REIT1	14,729	233,307
New York Community Bancorp, Inc.1	13,169	232,565
Lexington Realty Trust REIT	26,923	217,269
Redwood Trust, Inc. REIT	13,052	190,429
Hospitality Properties Trust REIT	6,895	177,339
Colony Capital, Inc. — Class A REIT	8,009	173,875
CBL & Associates Properties, Inc. REIT	11,607	172,712
HCP, Inc. REIT	4,613	170,958
Chambers Street Properties REIT	24,401	165,195
EPR Properties REIT	3,237	164,731
Omega Healthcare Investors, Inc. REIT	4,842	163,563
GEO Group, Inc. REIT	5,319	159,730

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
United States - 17.9% (continued)
Medical Properties Trust, Inc. REIT	13,502	$157,568
Liberty Property Trust REIT	5,071	155,883
Sabra Health Care REIT, Inc.	6,466	154,990
Corrections Corporation of America REIT	5,189	152,453
Washington Real Estate Investment Trust	4,989	122,729
Total United States		11,098,161
United Kingdom - 13.4%
Berkeley Group Holdings plc	34,016	1,764,116
National Grid plc	128,689	1,702,342
Vodafone Group plc	431,009	1,502,776
Royal Dutch Shell plc — Class A	55,692	1,451,840
SSE plc	57,773	1,307,055
Admiral Group plc	13,606	324,353
Amlin plc	35,442	281,271
Total United Kingdom		8,333,753
Canada - 6.8%
Crescent Point Energy Corp.1	127,303	1,615,088
Whitecap Resources, Inc.1	151,404	1,291,571
Freehold Royalties Ltd.1	90,959	746,541
Cominar Real Estate Investment Trust	17,393	212,167
Artis Real Estate Investment Trust	21,969	202,435
Smart Real Estate Investment Trust	6,820	150,035
Total Canada		4,217,837
Italy - 4.5%
Snam SpA	268,606	1,312,844
Terna Rete Elettrica Nazionale SpA	249,630	1,162,476
UnipolSai SpA	139,000	318,040
Total Italy		2,793,360
Finland - 4.2%
Fortum Oyj	95,853	1,558,421
Elisa Oyj	31,992	1,064,657
Total Finland		2,623,078
South Africa - 3.8%
Kumba Iron Ore Ltd.1	124,957	851,056
Coronation Fund Managers Ltd.	78,260	435,779
Vodacom Group Ltd.	39,140	417,507
MMI Holdings Ltd.	149,237	316,268
Redefine Properties Ltd. REIT	239,440	207,232
Growthpoint Properties Ltd. REIT	79,355	156,506
Total South Africa		2,384,348
Turkey - 3.3%
Turkcell Iletisim Hizmetleri AS	240,555	942,057
Eregli Demir ve Celik Fabrikalari TAS	473,962	644,758
Turk Telekomunikasyon AS	227,185	477,627
Total Turkey		2,064,442
Cayman Islands - 2.7%
Evergrande Real Estate Group Ltd.1	1,099,223	723,355

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Cayman Islands - 2.7% (continued)
Agile Property Holdings Ltd.	759,799	$372,544
Greentown China Holdings Ltd.1	376,465	291,941
Phoenix Group Holdings	21,996	285,355
Total Cayman Islands		1,673,195
France - 2.7%
Electricite de France S.A.	62,344	1,347,531
ICADE REIT	2,269	162,333
Fonciere Des Regions REIT	1,853	154,413
Total France		1,664,277
Hong Kong - 2.7%
SJM Holdings Ltd.1	1,828,000	1,653,445
		–
New Zealand - 2.5%
Spark New Zealand Ltd.	714,665	1,529,659
		–
Spain - 1.9%
Enagas S.A.	42,878	1,173,254
		–
Netherlands - 1.8%
BE Semiconductor Industries N.V.	48,429	951,260
Delta Lloyd N.V.	18,095	191,948
Total Netherlands		1,143,208
Portugal - 1.8%
EDP - Energias de Portugal S.A. ADR	315,347	1,104,560
		–
Germany - 1.7%
Freenet AG	33,313	1,058,973
		–
Denmark - 1.6%
TDC A/S	153,343	968,947
		–
Thailand - 1.3%
BTS Group Holdings PCL	1,594,100	433,602
Intouch Holdings PCL — Class F	165,110	354,679
Intouch Holdings PCL	20,700	44,466
Total Thailand		832,747
Colombia - 0.9%
Ecopetrol S.A. ADR	52,522	550,431
		–
Sweden - 0.8%
Ratos AB — Class B1	41,970	258,935
Swedbank AB — Class A	11,192	255,094
Total Sweden		514,029
Switzerland - 0.7%
Zurich Insurance Group AG	866	237,936
Swiss Re AG	2,572	220,883
Total Switzerland		458,819

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Czech Republic - 0.7%
Komercni Banka AS	1,963	$446,570
		–
China - 0.5%
Bank of China Ltd. — Class H	643,424	293,898
		–
Norway - 0.3%
Gjensidige Forsikring ASA	12,911	189,228
		–
Singapore - 0.3%
Keppel REIT	223,618	155,389
		–
Total Common Stocks
(Cost $71,000,504)		61,257,006
PREFERRED STOCKS† - 1.1%
Brazil - 1.1%
Cia Energetica de Minas Gerais ADR	333,562	700,480
Total Preferred Stocks
(Cost $1,383,556)		700,480
RIGHTS† - 0.0%**
Commonwealth Bank of Australia*
Expires 10/30/15	202	508
Total Rights
(Cost $0)		508

SECURITIES LENDING COLLATERAL†,2 - 14.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.1277%	9,248,902	9,248,902
Total Securities Lending Collateral
(Cost $9,248,902)		9,248,902
Total Investments - 114.6%
(Cost $81,632,962)		$71,206,896
Other Assets & Liabilities, net - (14.6)%		(9,057,313)
Total Net Assets - 100.0%		$62,149,583

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at August 31, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular security or such valuation is deemed unreliable, such security is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.  Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or

the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments at August 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim BulletShares 2015 Corporate Bond ETF	$2,590,656	$389,897,777	$–	$392,488,433
Guggenheim BulletShares 2016 Corporate Bond ETF	2,168,438	694,682,621	–	696,851,059
Guggenheim BulletShares 2017 Corporate Bond ETF	1,831,320	897,499,033	–	899,330,353
Guggenheim BulletShares 2018 Corporate Bond ETF	2,097,930	700,381,613	–	702,479,543
Guggenheim BulletShares 2019 Corporate Bond ETF	3,780,940	375,062,333	–	378,843,273
Guggenheim BulletShares 2020 Corporate Bond ETF	3,539,870	358,196,770	–	361,736,640
Guggenheim BulletShares 2021 Corporate Bond ETF	1,322,200	173,695,298	–	175,017,498
Guggenheim BulletShares 2022 Corporate Bond ETF	103,569	184,363,022	–	184,466,591
Guggenheim BulletShares 2023 Corporate Bond ETF	123,200	26,345,640	–	26,468,840
Guggenheim BulletShares 2024 Corporate Bond ETF	521,312	47,080,598	–	47,601,910
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1,873,610	526,671,447	–	528,545,057
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	16,341,809	718,069,137	–	734,410,946
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	17,287,496	553,466,683	–	570,754,179
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	30,109,801	427,752,677	–	457,862,478
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	4,083,674	165,515,738	–	169,599,412
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	4,212,204	77,359,408	–	81,571,612
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	94,000	23,194,210	–	23,288,210
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	422,400	16,353,782	–	16,776,182
Guggenheim Enhanced Short Duration ETF
Commercial Paper	-	131,491,096	–	131,491,096
Repurchase Agreements	-	85,973,000	–	85,973,000
U.S. Government Securities	-	38,999,964	–	38,999,964
Money Market Fund	5,529,253	-	–	5,529,253
Corporate Bonds	-	76,895,540	–	76,895,540
Asset Backed Securities	-	73,658,380	–	73,658,380
Mortgage Backed Securities	-	14,238,468	–	14,238,468
Senior Floating Rate Interests	-	13,721,801	–	13,721,801
Municipal Bonds	-	10,239,630	–	10,239,630
Federal Agency Discount Notes	-	7,999,288	–	7,999,288
Securities Lending Collateral	279,040	-	–	279,040
Guggenheim S&P Global Dividend Opportunities Index ETF	71,206,896	-	–	71,206,896
Common Stocks	61,257,006	-	–	61,257,006
Preferred Stocks	700,480	-	–	700,480
Rights	508	-	–	508
Securities Lending Collateral	9,248,902	-	–	9,248,902

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The transfers in and out of the valuation levels as of August 31, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Enhanced Short Duration ETF
Transfer from Level 3 to Level 2	$473,522

The transfer from Level 3 to Level 2 was due to the availability of market price information for the respective security at August 31, 2015.

Except for Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for the Funds for the period ended August 31, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Enhanced Short Duration ETF
Beginning Balance	$ 518,189
Paydowns received	(49,092)
Change in Unrealized Gain/Loss	4,425
Transfers Out	(473,522)
Ending Balance	$ -

3.  Federal Income Taxes

As of August 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BulletShares 2015 Corporate Bond ETF	$392,694,973	$75,111	$(281,651)	$(206,540)
Guggenheim BulletShares 2016 Corporate Bond ETF	695,891,449	1,240,052	(280,442)	959,610
Guggenheim BulletShares 2017 Corporate Bond ETF	898,676,646	2,637,064	(1,983,357)	653,707
Guggenheim BulletShares 2018 Corporate Bond ETF	704,264,399	957,673	(2,742,529)	(1,784,856)
Guggenheim BulletShares 2019 Corporate Bond ETF	380,376,497	591,947	(2,125,171)	(1,533,224)
Guggenheim BulletShares 2020 Corporate Bond ETF	362,939,703	1,108,519	(2,311,582)	(1,203,063)
Guggenheim BulletShares 2021 Corporate Bond ETF	177,513,731	266,412	(2,762,645)	(2,496,233)
Guggenheim BulletShares 2022 Corporate Bond ETF	190,715,445	28,120	(6,276,974)	(6,248,854)
Guggenheim BulletShares 2023 Corporate Bond ETF	27,090,208	22,984	(644,352)	(621,368)
Guggenheim BulletShares 2024 Corporate Bond ETF	49,624,906	8,524	(2,031,520)	(2,022,996)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	530,344,831	434,944	(2,234,718)	(1,799,774)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	735,386,277	2,444,631	(3,419,962)	(975,331)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	589,207,214	902,269	(19,355,304)	(18,453,035)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	479,778,479	1,111,934	(23,027,935)	(21,916,001)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	179,460,281	457,894	(10,318,763)	(9,860,869)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	86,013,579	401,608	(4,843,575)	(4,441,967)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	24,044,025	79,776	(835,591)	(755,815)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	17,462,140	55,017	(740,975)	(685,958)
Guggenheim Enhanced Short Duration ETF	458,637,217	760,001	(371,758)	388,243
Guggenheim S&P Global Dividend Opportunities Index ETF	81,777,415	2,508,926	(13,079,445)	(10,570,519)

4.  Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of August 31, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BulletShares 2015 Corporate Bond ETF	$2,520,433	$2,590,656	$-	$2,590,656
Guggenheim BulletShares 2016 Corporate Bond ETF	2,112,974	2,168,438	-	2,168,438
Guggenheim BulletShares 2017 Corporate Bond ETF	1,789,404	1,831,320	-	1,831,320
Guggenheim BulletShares 2018 Corporate Bond ETF	2,041,770	2,097,930	-	2,097,930
Guggenheim BulletShares 2019 Corporate Bond ETF	3,691,996	3,780,940	-	3,780,940
Guggenheim BulletShares 2020 Corporate Bond ETF	3,455,892	3,539,870	-	3,539,870
Guggenheim BulletShares 2021 Corporate Bond ETF	1,295,067	1,322,200	-	1,322,200
Guggenheim BulletShares 2022 Corporate Bond ETF	101,148	103,569	-	103,569
Guggenheim BulletShares 2023 Corporate Bond ETF	119,735	123,200	-	123,200
Guggenheim BulletShares 2024 Corporate Bond ETF	509,254	521,312	-	521,312
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1,828,307	1,873,610	-	1,873,610
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	16,017,121	16,341,809	78,881	16,420,690
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	18,898,688	17,287,496	2,092,127	19,379,623
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	30,370,688	30,109,801	1,049,643	31,159,444
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	4,397,554	4,083,674	425,683	4,509,357
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	4,391,380	4,212,204	299,815	4,512,019
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	91,865	94,000	-	94,000
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	411,518	422,400	-	422,400
Guggenheim Enhanced Short Duration ETF	273,822	279,040	-	279,040
Guggenheim S&P Global Dividend Opportunities Index ETF	8,650,498	9,248,902	-	9,248,902

5.  Repurchase Agreements

Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of August 31, 2015, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value
Bank of America, Inc.
0.78%, due 10/5/2015	$17,600,000	$17,616,016	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	$24,413,000

Bank of America, Inc.
0.78%, due 9/8/2015	4,300,000	4,303,913	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	5,876,000

Nomura Securities International, Inc.
0.85%, due 9/15/2015	11,232,000	11,240,752	Morgan Stanley Capital I Trust, 5.370%, 12/15/2016	12,000,000

Nomura Securities International, Inc.
0.85%, due 9/15/2015	10,268,000	10,276,000	JP Morgan Chase Commercial Mortgage Securities Trust, 5.500%, 09/15/2021	10,822,007

Royal Bank of Canada
0.60%, due 09/11/2015	21,303,000	21,313,652	OCP CLO Ltd., 1.739%, 07/17/2026	22,537,000

Jefferies & Company, Inc.
1.69, open maturity	4,078,000	4,078,000	Detroit MI Water & Sewer Department, 5.500%, 07/01/2024	4,195,000

Jefferies & Company, Inc.
1.69, open maturity	4,002,000	4,002,000	Detroit MI Water & Sewer Department, 5.000%, 07/01/2023	3,970,000

Jefferies & Company, Inc.
1.69, open maturity	4,736,000	4,736,000	Detroit MI Water & Supply System, 5.250%, 07/01/2041	5,000,000

Jefferies & Company, Inc.
1.69, open maturity	1,395,000	1,395,000	Detroit MI Water & Sewer Department, 5.500%, 07/01/2024	1,435,000

Jefferies & Company, Inc.
3.19%, due 09/03/2015	3,934,000	3,946,201	Residential Asset Mortgage Products, Inc., 0.530%, 5/25/2036	7,699,065

Jefferies & Company, Inc.
2.70%, due 09/25/2015	3,125,000	3,133,906	Countrywide Alternative Loan Trust, 0.390%, 07/25/2046	8,560,000
	$85,973,000

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
   Donald C. Cacciapaglia
   President and Chief Executive Officer

Date:      October 30, 2015

By:          /s/ John L. Sullivan
   John L. Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      October 30, 2015